UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Amy J. Lee 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: November 1, 2012 to February 28, 2013

Item 1. Schedule of Investments.
Attached hereto.

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 92.7%
	Advertising - 0.1%
$200,000	Interpublic Group of Cos., Inc.	BB+	10.000%	07/15/2017	07/15/13 @ 105	$216,250

	Agriculture - 2.0%
1,656,000	Altria Group, Inc.	BBB	8.500%	11/10/2013	N/A	1,745,663
1,725,000	Philip Morris International, Inc.	A	4.875%	05/16/2013	N/A	1,740,949
						3,486,612

	Auto Manufacturers - 1.2%
1,909,000	Daimler Finance North America LLC	A-	6.500%	11/15/2013	N/A	1,985,503

	Banks - 27.2%
1,425,000	American Express Bank FSB, Series BKNT	A-	5.500%	04/16/2013	N/A	1,433,838
2,040,000	Bank of America Corp., Series MTN	A-	4.900%	05/01/2013	N/A	2,053,984
558,000	Bank of America Corp.	BBB+	4.750%	08/15/2013	N/A	567,585
1,200,000	Bank of Montreal (Canada)	A+	2.125%	06/28/2013	N/A	1,207,136
775,000	Bank of New York Mellon Corp., Series MTN	A+	4.500%	04/01/2013	N/A	777,323
839,000	Bank of New York Mellon Corp., Series MTN	A+	5.125%	08/27/2013	N/A	858,400
1,850,000	Bank of Nova Scotia (Canada)	A+	2.375%	12/17/2013	N/A	1,880,360
500,000	BB&T Corp., Series MTN	A-	3.375%	09/25/2013	N/A	508,484
1,602,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.450%	09/13/2013	N/A	1,611,479
3,851,000	Citigroup, Inc.	A-	5.500%	04/11/2013	N/A	3,873,474
879,000	Citigroup, Inc.	A-	5.850%	07/02/2013	N/A	894,089
2,090,000	Citigroup, Inc.	A-	6.500%	08/19/2013	N/A	2,146,806
1,399,000	Citigroup, Inc.	A-	6.000%	12/13/2013	N/A	1,455,732
3,744,000	Credit Suisse, Series MTN (Switzerland)	A+	5.000%	05/15/2013	N/A	3,777,876
2,691,000	Deutsche Bank AG, Series GMTN (Germany)	A+	4.875%	05/20/2013	N/A	2,715,407
600,000	Fifth Third Bancorp	BBB	6.250%	05/01/2013	N/A	605,825
819,000	Goldman Sachs Group, Inc.	A-	5.250%	04/01/2013	N/A	821,785
2,018,000	Goldman Sachs Group, Inc.	A-	4.750%	07/15/2013	N/A	2,048,809
2,636,000	Goldman Sachs Group, Inc.	A-	5.250%	10/15/2013	N/A	2,710,486
2,228,000	JPMorgan Chase & Co.	A	4.750%	05/01/2013	N/A	2,243,424
900,000	JPMorgan Chase & Co., Series 2	A	1.650%	09/30/2013	N/A	906,780
539,000	KeyCorp, Series MTN	BBB+	6.500%	05/14/2013	N/A	545,259
1,818,000	Morgan Stanley	A-	5.300%	03/01/2013	N/A	1,818,000
757,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.100%	07/29/2013	N/A	762,723
500,000	Royal Bank of Scotland Group PLC (United Kingdom)	A	3.400%	08/23/2013	N/A	505,509
200,000	Royal Bank of Scotland PLC, Series 2 (United Kingdom)	BB+	5.000%	11/12/2013	N/A	204,100
698,000	UBS AG, Series BKNT (Switzerland)	A	2.250%	08/12/2013	N/A	702,698
839,000	US Bancorp, Series MTN	A+	2.000%	06/14/2013	N/A	843,075
1,150,000	US Bancorp, Series MTN	A+	1.375%	09/13/2013	08/13/13 @ 100	1,155,893
325,000	US Bancorp, Series MTN	A+	1.125%	10/30/2013	09/30/13 @ 100	326,729
2,805,000	Wachovia Corp., Series MTN	A+	5.500%	05/01/2013	N/A	2,827,693
800,000	Wachovia Corp., Series MTN	A+	5.700%	08/01/2013	N/A	817,874
1,100,000	Wells Fargo & Co.	A	4.950%	10/16/2013	N/A	1,129,852
						46,738,487

	Beverages - 1.8%
669,000	Anheuser-Busch InBev Worldwide, Inc.	A	2.500%	03/26/2013	N/A	669,793
1,300,000	Coca-Cola Co.	AA-	0.750%	11/15/2013	N/A	1,304,208
400,000	Coca-Cola HBC Finance BV (Netherlands)	BBB	5.125%	09/17/2013	N/A	408,075
360,000	Diageo Finance BV (Netherlands)	A-	5.500%	04/01/2013	N/A	361,350
400,000	PepsiCo, Inc.	A-	0.875%	10/25/2013	N/A	401,433
						3,144,859

	Building Materials - 0.2%
400,000	CRH America, Inc.	BBB+	5.300%	10/15/2013	N/A	410,523

	Chemicals - 1.0%
539,000	EI du Pont de Nemours & Co.	A	5.000%	07/15/2013	N/A	548,108
356,000	ICI Wilmington, Inc.	BBB+	5.625%	12/01/2013	N/A	368,995
410,000	PPG Industries, Inc.	BBB+	5.750%	03/15/2013	N/A	410,595
365,000	Praxair, Inc.	A	2.125%	06/14/2013	N/A	366,816
						1,694,514

	Computers - 5.7%
420,000	Dell, Inc.	A-	4.700%	04/15/2013	N/A	421,711
600,000	Dell, Inc.	A-	1.400%	09/10/2013	N/A	600,573
1,151,000	Hewlett-Packard Co.	BBB+	4.500%	03/01/2013	N/A	1,151,000
1,400,000	Hewlett-Packard Co.	BBB+	1.250%	09/13/2013	N/A	1,403,254
1,289,000	HP Enterprise Services, LLC, Series B	BBB+	6.000%	08/01/2013	N/A	1,316,431
1,400,000	International Business Machines Corp.	AA-	2.100%	05/06/2013	N/A	1,404,351
600,000	International Business Machines Corp., Series A	AA-	7.500%	06/15/2013	N/A	611,959
1,400,000	International Business Machines Corp.	AA-	1.000%	08/05/2013	N/A	1,404,358
1,350,000	International Business Machines Corp.	AA-	6.500%	10/15/2013	N/A	1,401,230
						9,714,867

	Diversified Financial Services - 17.4%
800,000	American Express Co.	BBB+	4.875%	07/15/2013	N/A	812,694
1,900,000	American Express Credit Corp., Series MTN	A-	5.875%	05/02/2013	N/A	1,917,510
1,830,000	American Express Credit Corp., Series C	A-	7.300%	08/20/2013	N/A	1,887,610
300,000	Capital One Bank USA NA	BBB	6.500%	06/13/2013	N/A	304,779
500,000	Caterpillar Financial Services Corp., Series MTN	A	2.000%	04/05/2013	N/A	500,711
1,000,000	Caterpillar Financial Services Corp., Series MTN	A	6.200%	09/30/2013	N/A	1,033,940
500,000	Caterpillar Financial Services Corp., Series MTN	A	1.550%	12/20/2013	N/A	504,903
579,000	CME Group, Inc.	AA-	5.400%	08/01/2013	N/A	590,435
839,000	Credit Suisse USA, Inc.	A+	5.500%	08/15/2013	N/A	857,988
3,250,000	Ford Motor Credit Co., LLC	BB+	7.000%	10/01/2013	N/A	3,369,730
2,089,000	General Electric Capital Corp., Series GMTN(a)	AA+	4.800%	05/01/2013	N/A	2,103,767
2,552,000	General Electric Capital Corp., Series MTN	AA+	1.875%	09/16/2013	N/A	2,573,455
1,300,000	General Electric Capital Corp., Series GMTN	AA+	5.400%	09/20/2013	N/A	1,335,868
1,339,000	HSBC Finance Corp.	A	4.750%	07/15/2013	N/A	1,359,310
400,000	International Lease Finance Corp., Series GMTN	BBB-	6.375%	03/25/2013	N/A	401,624
800,000	International Lease Finance Corp.	BBB-	5.875%	05/01/2013	N/A	806,200
1,000,000	International Lease Finance Corp., Series MTN	BBB-	5.625%	09/20/2013	N/A	1,023,130
800,000	International Lease Finance Corp., Series MTN	BBB-	6.625%	11/15/2013	N/A	830,000
500,000	John Deere Capital Corp., Series MTN	A	4.500%	04/03/2013	N/A	501,639
500,000	John Deere Capital Corp., Series MTN	A	1.875%	06/17/2013	N/A	502,290
452,000	John Deere Capital Corp., Series MTN	A	4.900%	09/09/2013	N/A	462,590
350,000	MBNA Corp.	A-	6.125%	03/01/2013	N/A	350,000
1,600,000	Merrill Lynch & Co., Inc., Series MTN	A-	6.150%	04/25/2013	N/A	1,612,232
939,000	National Rural Utilities Cooperative Finance Corp.	A+	5.500%	07/01/2013	N/A	954,617
509,000	NYSE Euronext	A	4.800%	06/28/2013	N/A	516,014
1,452,000	SLM Corp., Series MTNA	BBB-	5.000%	10/01/2013	N/A	1,484,670
1,200,000	Toyota Motor Credit Corp., Series MTN	AA-	1.375%	08/12/2013	N/A	1,205,903
						29,803,609

	Electric - 0.6%
800,000	Georgia Power Co.	A	1.300%	09/15/2013	N/A	804,088
182,000	NiSource Finance Corp.	BBB-	6.150%	03/01/2013	N/A	182,000
						986,088

	Electronics - 0.5%
915,000	Honeywell International, Inc.	A	4.250%	03/01/2013	N/A	915,000

	Food - 2.7%
1,000,000	General Mills, Inc.	BBB+	5.250%	08/15/2013	N/A	1,021,408
500,000	HJ Heinz Co.	BBB+	5.350%	07/15/2013	N/A	507,595
950,000	Kellogg Co.	BBB+	4.250%	03/06/2013	N/A	950,103
1,400,000	Mondelez International, Inc.	BBB-	2.625%	05/08/2013	N/A	1,404,960
639,000	Mondelez International, Inc.	BBB-	5.250%	10/01/2013	N/A	656,084
						4,540,150

	Health Care Products - 0.3%
500,000	Covidien International Finance SA (Luxembourg)	A	1.875%	06/15/2013	N/A	501,963

	Home Furnishings - 0.1%
200,000	Whirlpool Corp., Series MTN	BBB-	5.500%	03/01/2013	N/A	200,000

	Household Products & Housewares - 0.5%
250,000	Clorox Co.	BBB+	5.000%	03/01/2013	N/A	250,000
650,000	Kimberly-Clark Corp.	A	5.000%	08/15/2013	N/A	663,667
						913,667

	Insurance - 4.9%
627,000	Aegon NV (Netherlands)	A-	4.750%	06/01/2013	N/A	633,176
1,839,000	Allstate Life Global Funding Trusts, Series MTN	A+	5.375%	04/30/2013	N/A	1,853,173
900,000	American International Group, Inc.	A-	4.250%	05/15/2013	N/A	907,530
1,152,000	Berkshire Hathaway Finance Corp.	AA+	4.600%	05/15/2013	N/A	1,160,983
839,000	Berkshire Hathaway Finance Corp.	AA+	5.000%	08/15/2013	N/A	856,575
1,040,000	Berkshire Hathaway Finance Corp.	AA+	4.625%	10/15/2013	N/A	1,066,683
400,000	MetLife, Inc.	A-	5.000%	11/24/2013	N/A	413,281
400,000	Principal Life Income Funding Trusts, Series MTN	A+	5.300%	04/24/2013	N/A	402,670
500,000	Prudential Financial, Inc., Series MTNB	A	4.500%	07/15/2013	N/A	507,433
600,000	Travelers Property Casualty Corp.	A	5.000%	03/15/2013	N/A	600,818
						8,402,322

	Iron & Steel - 0.6%
1,094,000	ArcelorMittal (Luxembourg)	BB+	5.375%	06/01/2013	N/A	1,103,931

	Lodging - 0.4%
600,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.	BBB-	7.875%	11/01/2017	11/01/13 @ 104	647,250

	Machinery-Diversified - 0.2%
400,000	Roper Industries, Inc.	BBB	6.625%	08/15/2013	N/A	410,372

	Media - 3.1%
1,579,000	Comcast Cable Communications Holdings, Inc.	A-	8.375%	03/15/2013	N/A	1,582,516
600,000	COX Communications, Inc.	BBB	4.625%	06/01/2013	N/A	606,187
610,000	Thomson Reuters Corp. (Canada)	A-	5.950%	07/15/2013	N/A	622,092
1,652,000	Time Warner Cable, Inc.	BBB	6.200%	07/01/2013	N/A	1,681,209
839,000	Walt Disney Co., Series MTN	A	4.500%	12/15/2013	N/A	866,264
						5,358,268

	Mining - 0.8%
375,000	Alcoa, Inc.	BBB-	6.000%	07/15/2013	N/A	381,856
519,000	Barrick Gold Financeco, LLC	BBB+	6.125%	09/15/2013	N/A	533,985
500,000	Rio Tinto Alcan, Inc. (Canada)	A-	4.500%	05/15/2013	N/A	503,617
						1,419,458

	Miscellaneous Manufacturing - 1.2%
1,149,000	3M Co., Series MTN	AA-	4.375%	08/15/2013	N/A	1,170,414
850,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	BBB+	6.000%	08/15/2013	N/A	870,869
						2,041,283

	Oil & Gas - 4.1%
560,000	Apache Corp.	A-	5.250%	04/15/2013	N/A	562,907
3,155,000	BP Capital Markets PLC (United Kingdom)	A	5.250%	11/07/2013	N/A	3,259,005
350,000	ConocoPhillips Australia Funding Co.	A	5.500%	04/15/2013	N/A	351,954
380,000	EnCana Corp. (Canada)	BBB	4.750%	10/15/2013	N/A	389,418
800,000	Occidental Petroleum Corp.	A	1.450%	12/13/2013	N/A	807,518
1,389,000	Shell International Finance BV (Netherlands)	AA	1.875%	03/25/2013	N/A	1,390,217
279,000	Transocean, Inc. (Cayman Islands)	BBB-	5.250%	03/15/2013	N/A	279,393
						7,040,412

	Pharmaceuticals - 4.1%
600,000	Bristol-Myers Squibb Co.	A+	5.250%	08/15/2013	N/A	613,281
2,401,000	GlaxoSmithKline Capital, Inc.	A+	4.850%	05/15/2013	N/A	2,422,384
900,000	Johnson & Johnson	AAA	3.800%	05/15/2013	N/A	906,270
240,000	McKesson Corp.	A-	5.250%	03/01/2013	N/A	240,000
1,100,000	Merck & Co., Inc.	AA	5.300%	12/01/2013	N/A	1,140,868
1,726,000	Novartis Capital Corp.	AA-	1.900%	04/24/2013	N/A	1,730,046
						7,052,849

	Pipelines - 0.6%
350,000	CenterPoint Energy Resources Corp., Series B	BBB+	7.875%	04/01/2013	N/A	351,847
700,000	Kinder Morgan Energy Partners, LP	BBB	5.000%	12/15/2013	N/A	724,344
						1,076,191

	Retail - 4.2%
200,000	Best Buy Co., Inc.	BB	7.250%	07/15/2013	N/A	203,500
1,289,000	Home Depot, Inc.	A-	5.250%	12/16/2013	N/A	1,338,567
500,000	McDonald's Corp., Series MTN	A	4.300%	03/01/2013	N/A	500,000
550,000	Target Corp.	A+	4.000%	06/15/2013	N/A	555,391
1,439,000	Walgreen Co.	BBB	4.875%	08/01/2013	N/A	1,464,390
632,000	Wal-Mart Stores, Inc.	AA	4.250%	04/15/2013	N/A	634,796
1,724,000	Wal-Mart Stores, Inc.	AA	4.550%	05/01/2013	N/A	1,735,482
750,000	Wal-Mart Stores, Inc.	AA	0.750%	10/25/2013	N/A	752,089
						7,184,215

	Semiconductors - 0.4%
600,000	Texas Instruments, Inc.	A+	0.875%	05/15/2013	N/A	600,607

	Software - 1.3%
950,000	Microsoft Corp.	AAA	0.875%	09/27/2013	N/A	953,258
1,279,000	Oracle Corp.	A+	4.950%	04/15/2013	N/A	1,285,579
						2,238,837

	Telecommunications - 5.4%
1,400,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	7.375%	11/15/2013	N/A	1,465,180
952,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.250%	07/22/2013	N/A	968,868
800,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.875%	08/20/2013	N/A	819,170
400,000	Qwest Communications International, Inc.	BB	7.125%	04/01/2018	04/29/13 @ 104	417,207
2,067,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.250%	11/15/2013	N/A	2,115,112
900,000	Telefonica Emisiones SAU (Spain)	BBB	2.582%	04/26/2013	N/A	902,317
957,000	Verizon Communications, Inc.	A-	5.250%	04/15/2013	N/A	962,224
400,000	Verizon Global Funding Corp.	A-	4.375%	06/01/2013	N/A	403,870
1,200,000	Vodafone Group PLC (United Kingdom)	A-	5.000%	12/16/2013	N/A	1,242,844
						9,296,792

	Water - 0.1%
150,000	Veolia Environnement SA (France)	BBB+	5.250%	06/03/2013	N/A	151,370

	Total Corporate Bonds - 92.7%
	(Cost $158,876,125)					159,276,249

	US Treasury Security - 6.7%
11,500,000	U.S. Treasury Bill	NR	0.062%	05/02/2013	N/A	11,498,171
	(Cost $11,498,740)

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 1.3%
2,193,450	BNY Mellon Securities Lending Overnight Fund, 0.1879%(b) (c)					2,193,450
	(Cost $2,193,450)

	Total Investments - 100.7%
	(Cost $172,568,315)					172,967,870
	Liabilities in excess of Other Assets - (0.7%)					(1,166,348)
	Net Assets - 100.0%					$171,801,522

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa.   The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at February 28, 2013.

(b)	At February 28, 2013, the total market value of the Fund's securities on loan was $2,103,767 and the total market value of the collateral held by the Fund was $2,193,450.

(c)	Interest rate shown reflects yield as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

Country Allocation***
United States	81.2%
Canada	4.4%
United Kingdom	3.3%
Netherlands	2.9%
Switzerland	2.8%
Luxembourg	2.3%
Germany	1.7%
Spain	0.6%
Bermuda	0.5%
Cayman Islands	0.2%
France	0.1%
*** Subject to change daily. Based on corporate bonds.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 172,568,315	$ 408,654	$ (9,099)	$ 399,555

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Funds’ Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ -	159,276	$ -	$ 159,276
US Treasury Security	-	11,498	-	11,498
Investments of Collateral for Securities Loaned	2,194	-	-	2,194
Total	$ 2,194	$ 170,774	$ -	$ 172,968

During the nine months ended February 28, 2013, there were no transfers between levels.

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.6%
	Advertising - 0.4%
$600,000	WPP Finance (United Kingdom)	BBB	8.000%	09/15/2014	N/A	$661,066
333,000	WPP Finance 2010 (United Kingdom)	BBB	4.750%	11/21/2021	N/A	358,998
						1,020,064

	Aerospace & Defense - 0.2%
500,000	Boeing Co.	A	5.000%	03/15/2014	N/A	523,232

	Agriculture - 0.7%
350,000	Altria Group, Inc.	BBB	7.750%	02/06/2014	N/A	372,697
1,227,000	Philip Morris International, Inc.	A	6.875%	03/17/2014	N/A	1,310,264
						1,682,961

	Auto Manufacturers - 0.2%
500,000	PACCAR, Inc., Series MTN	A+	6.875%	02/15/2014	N/A	530,053

	Banks - 31.9%
700,000	Abbey National Treasury Services PLC (United Kingdom)	A	2.875%	04/25/2014	N/A	712,940
2,771,000	Bank of America Corp., Series MTN	A-	7.375%	05/15/2014	N/A	2,982,139
829,000	Bank of America Corp.	A-	5.375%	06/15/2014	N/A	876,309
1,200,000	Bank of America Corp.	A-	5.125%	11/15/2014	N/A	1,277,010
500,000	Bank of Montreal, Series MTN (Canada)	A+	1.750%	04/29/2014	N/A	507,892
1,150,000	Bank of New York Mellon Corp., Series MTN	A+	4.300%	05/15/2014	N/A	1,204,191
500,000	Bank of New York Mellon Corp., Series MTN	A+	1.700%	11/24/2014	10/25/14 @ 100	510,251
1,100,000	Barclays Bank PLC (United Kingdom)	A+	2.375%	01/13/2014	N/A	1,116,334
2,450,000	Barclays Bank PLC (United Kingdom)	A+	5.200%	07/10/2014	N/A	2,595,400
580,000	BB&T Corp.	A-	2.050%	04/28/2014	03/28/14 @ 100	589,695
400,000	BB&T Corp., Series MTN	A-	5.700%	04/30/2014	N/A	423,910
775,000	BBVA US Senior SAU (Spain)	BBB-	3.250%	05/16/2014	N/A	782,592
1,114,000	Capital One Financial Corp.	BBB	7.375%	05/23/2014	N/A	1,202,160
650,000	Capital One Financial Corp.	BBB	2.125%	07/15/2014	N/A	661,428
1,521,000	Citigroup, Inc.	A-	5.125%	05/05/2014	N/A	1,592,606
2,232,000	Citigroup, Inc.	A-	6.375%	08/12/2014	N/A	2,401,181
4,176,000	Citigroup, Inc.	BBB+	5.000%	09/15/2014	N/A	4,394,430
1,768,000	Citigroup, Inc., Series MTN	A-	5.500%	10/15/2014	N/A	1,888,834
1,300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank (Netherlands)	AA-	1.850%	01/10/2014	N/A	1,315,799
1,250,000	Credit Suisse New York (Switzerland)	A+	2.200%	01/14/2014	N/A	1,268,296
2,350,000	Credit Suisse New York (Switzerland)	A+	5.500%	05/01/2014	N/A	2,486,526
1,200,000	Deutsche Bank (Germany)	A+	3.875%	08/18/2014	N/A	1,253,669
1,358,000	Goldman Sachs Group, Inc.	A-	5.150%	01/15/2014	N/A	1,409,965
2,232,000	Goldman Sachs Group, Inc., Series MTN	A-	6.000%	05/01/2014	N/A	2,363,523
1,300,000	Goldman Sachs Group, Inc.	A-	5.000%	10/01/2014	N/A	1,379,579
1,450,000	Goldman Sachs Group, Inc.	A-	5.500%	11/15/2014	N/A	1,556,456
1,100,000	HSBC Bank USA	A	4.625%	04/01/2014	N/A	1,145,635
350,000	JPMorgan Chase & Co., Series MTN(a)	A	5.375%	01/15/2014	N/A	365,155
1,200,000	JPMorgan Chase & Co., Series MTN	A	2.050%	01/24/2014	N/A	1,217,723
500,000	JPMorgan Chase & Co.	A-	4.875%	03/15/2014	N/A	521,429
2,393,000	JPMorgan Chase & Co.	A	4.650%	06/01/2014	N/A	2,512,028
2,068,000	JPMorgan Chase & Co.	A-	5.125%	09/15/2014	N/A	2,198,867
750,000	KeyBank NA, Series BKNT	BBB+	5.800%	07/01/2014	N/A	800,524
1,000,000	Morgan Stanley	A-	2.875%	01/24/2014	N/A	1,018,890
3,636,000	Morgan Stanley	BBB+	4.750%	04/01/2014	N/A	3,762,253
1,900,000	Morgan Stanley, Series GMTN	A-	6.000%	05/13/2014	N/A	2,009,326
550,000	Morgan Stanley	A-	2.875%	07/28/2014	N/A	564,015
1,400,000	Morgan Stanley	A-	4.200%	11/20/2014	N/A	1,467,791
600,000	Northern Trust Corp.	A+	4.625%	05/01/2014	N/A	629,172
500,000	PNC Funding Corp.	A-	3.000%	05/19/2014	N/A	514,985
1,000,000	Regions Financial Corp.	BBB-	7.750%	11/10/2014	N/A	1,105,000
900,000	Royal Bank of Canada, Series GMTN (Canada)	AA-	1.125%	01/15/2014	N/A	906,528
1,290,000	Royal Bank of Canada, Series GMTN (Canada)	AA-	1.450%	10/30/2014	N/A	1,312,654
600,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.000%	10/01/2014	N/A	620,969
400,000	State Street Corp.	A+	4.300%	05/30/2014	N/A	419,199
1,000,000	Toronto-Dominion Bank (Canada)	AA-	1.375%	07/14/2014	N/A	1,010,969
436,000	UBS AG, Series 001 (Switzerland)	A	2.250%	01/28/2014	N/A	442,595
1,000,000	US Bancorp	A+	4.200%	05/15/2014	N/A	1,045,317
500,000	US Bancorp, Series MTN	A+	2.875%	11/20/2014	N/A	520,146
1,250,000	US Bank NA, Series BKNT	A+	6.300%	02/04/2014	N/A	1,318,064
750,000	US Bank NA, Series BKNT	A+	4.950%	10/30/2014	N/A	802,114
837,000	Wachovia Bank NA, Series BKNT	A+	4.800%	11/01/2014	N/A	893,912
1,000,000	Wachovia Corp.	A	4.875%	02/15/2014	N/A	1,041,062
1,445,000	Wachovia Corp.	A	5.250%	08/01/2014	N/A	1,534,622
500,000	Wells Fargo & Co.	A	4.625%	04/15/2014	N/A	521,720
1,968,000	Wells Fargo & Co., Series GMTN	A+	3.750%	10/01/2014	N/A	2,067,939
700,000	Wells Fargo & Co.	A	5.000%	11/15/2014	N/A	747,372
500,000	Zions Bancorporation	BBB-	7.750%	09/23/2014	N/A	546,311
						74,337,401

	Beverages - 3.7%
500,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.500%	07/14/2014	N/A	506,602
1,650,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.375%	11/15/2014	N/A	1,780,769
32,000	Beam, Inc.	BBB-	6.375%	06/15/2014	N/A	34,240
1,545,000	Bottling Group, LLC	A	6.950%	03/15/2014	N/A	1,647,642
875,000	Coca-Cola Co.	AA-	3.625%	03/15/2014	N/A	903,794
950,000	Coca-Cola Refreshments USA, Inc.	AA-	7.375%	03/03/2014	N/A	1,014,282
927,000	Diageo Capital PLC (United Kingdom)	A-	7.375%	01/15/2014	N/A	981,102
1,100,000	PepsiCo, Inc.	A-	3.750%	03/01/2014	N/A	1,136,299
500,000	PepsiCo, Inc.	A-	0.800%	08/25/2014	N/A	503,205
						8,507,935

	Biotechnology - 1.1%
1,100,000	Amgen, Inc.	A+	1.875%	11/15/2014	N/A	1,123,174
700,000	Amgen, Inc.	A+	4.850%	11/18/2014	N/A	748,795
600,000	Gilead Sciences, Inc.	A-	2.400%	12/01/2014	N/A	617,669
						2,489,638

	Chemicals - 1.1%
517,000	Dow Chemical Co.	BBB	7.600%	05/15/2014	N/A	559,265
500,000	Ecolab, Inc.	BBB+	2.375%	12/08/2014	N/A	514,226
500,000	EI du Pont de Nemours & Co.	A	4.875%	04/30/2014	N/A	525,927
400,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	5.250%	05/15/2014	N/A	421,987
500,000	Sherwin-Williams Co.	A	3.125%	12/15/2014	N/A	521,354
						2,542,759

	Commercial Services - 0.5%
600,000	Western Union Co.	BBB+	6.500%	02/26/2014	N/A	633,251
600,000	Yale University, Series MTN	AAA	2.900%	10/15/2014	N/A	623,737
						1,256,988

	Computers - 3.3%
620,000	Dell, Inc.	A-	5.625%	04/15/2014	N/A	649,949
2,087,000	Hewlett-Packard Co.	BBB+	6.125%	03/01/2014	N/A	2,192,771
400,000	Hewlett-Packard Co.	BBB+	1.550%	05/30/2014	N/A	401,941
1,420,000	Hewlett-Packard Co.	BBB+	4.750%	06/02/2014	N/A	1,482,585
500,000	Hewlett-Packard Co.	BBB+	2.625%	12/09/2014	N/A	511,819
850,000	International Business Machines Corp.	AA-	1.250%	05/12/2014	N/A	859,319
1,540,000	International Business Machines Corp.	AA-	0.875%	10/31/2014	N/A	1,554,256
						7,652,640

	Cosmetics & Personal Care - 1.1%
400,000	Avon Products, Inc.	BBB-	5.625%	03/01/2014	N/A	416,890
1,100,000	Procter & Gamble Co.	AA-	0.700%	08/15/2014	N/A	1,106,926
900,000	Procter & Gamble Co.	AA-	4.950%	08/15/2014	N/A	960,909
						2,484,725

	Diversified Financial Services - 13.0%
1,400,000	American Express Co.	BBB+	7.250%	05/20/2014	N/A	1,509,893
1,745,000	American Express Credit Corp., Series MTN	A-	5.125%	08/25/2014	N/A	1,859,680
1,687,000	Bear Stearns Cos., LLC	A	5.700%	11/15/2014	N/A	1,828,128
1,200,000	BlackRock, Inc.	A+	3.500%	12/10/2014	N/A	1,263,288
500,000	Boeing Capital Corp.	A	3.250%	10/27/2014	N/A	522,800
1,587,000	Caterpillar Financial Services Corp., Series MTN	A	6.125%	02/17/2014	N/A	1,674,502
900,000	Caterpillar Financial Services Corp., Series MTN	A	1.375%	05/20/2014	N/A	910,970
700,000	CME Group, Inc.	AA-	5.750%	02/15/2014	N/A	733,980
1,250,000	Credit Suisse USA, Inc.	A+	5.125%	01/15/2014	N/A	1,299,394
1,200,000	Ford Motor Credit Co., LLC	BB+	8.000%	06/01/2014	N/A	1,295,761
700,000	Ford Motor Credit Co., LLC	BB+	8.700%	10/01/2014	N/A	780,486
1,720,000	General Electric Capital Corp.	AA+	2.100%	01/07/2014	N/A	1,746,000
1,968,000	General Electric Capital Corp.	AA+	5.900%	05/13/2014	N/A	2,095,920
500,000	General Electric Capital Corp., Series MTN	AA+	5.500%	06/04/2014	N/A	531,151
850,000	General Electric Capital Corp., Series MTN	AA+	5.650%	06/09/2014	N/A	905,369
1,200,000	General Electric Capital Corp., Series MTNA	AA+	4.750%	09/15/2014	N/A	1,275,754
1,500,000	General Electric Capital Corp., Series A	AA+	3.750%	11/14/2014	N/A	1,579,059
600,000	HSBC Finance Corp.	A	5.250%	01/15/2014	N/A	623,638
1,150,000	International Lease Finance Corp., Series MTN	BBB-	5.650%	06/01/2014	N/A	1,207,500
500,000	John Deere Capital Corp., Series MTN	A	1.600%	03/03/2014	N/A	506,134
500,000	John Deere Capital Corp., Series MTN	A	1.250%	12/02/2014	N/A	507,430
700,000	Merrill Lynch & Co., Inc., Series MTNC	A-	5.000%	02/03/2014	N/A	726,089
1,787,000	Merrill Lynch & Co., Inc., Series MTN	A-	5.450%	07/15/2014	N/A	1,887,624
475,000	National Rural Utilities Cooperative Finance Corp.	A+	4.750%	03/01/2014	N/A	495,067
620,000	SLM Corp., Series MTNA	BBB-	5.375%	05/15/2014	N/A	649,480
800,000	TD Ameritrade Holding Corp.	A	4.150%	12/01/2014	N/A	848,574
960,000	Toyota Motor Credit Corp., Series GMTN	AA-	1.250%	11/17/2014	N/A	973,268
						30,236,939

	Electric - 1.9%
690,000	Commonwealth Edison Co.	A-	1.625%	01/15/2014	N/A	697,061
700,000	Duke Energy Corp.	BBB	6.300%	02/01/2014	N/A	735,364
580,000	Duke Energy Corp.	BBB	3.950%	09/15/2014	N/A	608,476
400,000	Exelon Generation Co., LLC	BBB	5.350%	01/15/2014	N/A	415,785
600,000	NiSource Finance Corp.	BBB-	5.400%	07/15/2014	N/A	636,496
868,000	Pacific Gas & Electric Co.	BBB	4.800%	03/01/2014	N/A	904,393
300,000	Southern California Edison Co.	A	5.750%	03/15/2014	N/A	315,924
						4,313,499

	Electronics - 0.5%
600,000	Amphenol Corp.	BBB	4.750%	11/15/2014	N/A	637,880
500,000	Honeywell International, Inc.	A	3.875%	02/15/2014	N/A	515,912
						1,153,792

	Food - 1.3%
600,000	ConAgra Foods, Inc.	BBB-	5.875%	04/15/2014	N/A	632,969
800,000	Kroger Co.	BBB	7.500%	01/15/2014	N/A	846,888
700,000	Mondelez International, Inc.	BBB-	6.750%	02/19/2014	N/A	739,891
300,000	Safeway, Inc.	BBB	6.250%	03/15/2014	N/A	314,911
450,000	Unilever Capital Corp.	A+	3.650%	02/15/2014	N/A	463,703
						2,998,362

	Forest Products & Paper - 0.1%
100,000	International Paper Co.	BBB	5.500%	01/15/2014	N/A	103,572

	Gas - 0.4%
400,000	Atmos Energy Corp.	BBB+	4.950%	10/15/2014	N/A	426,163
593,000	Sempra Energy	BBB+	2.000%	03/15/2014	N/A	600,801
						1,026,964

	Health Care Products - 0.7%
300,000	Boston Scientific Corp.	BBB-	5.450%	06/15/2014	N/A	316,614
500,000	Medtronic, Inc.	A+	4.500%	03/15/2014	N/A	520,408
850,000	St Jude Medical, Inc.	A	3.750%	07/15/2014	N/A	885,490
						1,722,512

	Health Care Services - 0.4%
500,000	Howard Hughes Medical Institute	AAA	3.450%	09/01/2014	N/A	522,821
360,000	WellPoint, Inc.	A-	5.000%	12/15/2014	N/A	386,879
						909,700

	Holding Companies-Diversified - 0.4%
970,000	EnCana Holdings Finance Corp. (Canada)	BBB	5.800%	05/01/2014	N/A	1,023,774

	Home Furnishings - 0.2%
400,000	Whirlpool Corp., Series MTN	BBB-	8.600%	05/01/2014	N/A	435,256

	Insurance - 3.5%
350,000	ACE INA Holdings, Inc.	A	5.875%	06/15/2014	N/A	373,494
900,000	Allstate Corp.	A-	5.000%	08/15/2014	N/A	955,478
350,000	American International Group, Inc.	A-	3.650%	01/15/2014	N/A	359,212
1,300,000	American International Group, Inc.	A-	4.250%	09/15/2014	N/A	1,366,581
550,000	Assurant, Inc.	BBB	5.625%	02/15/2014	N/A	573,727
400,000	CNA Financial Corp.	BBB-	5.850%	12/15/2014	N/A	432,146
500,000	Genworth Financial, Inc.(a)	BBB-	5.750%	06/15/2014	N/A	525,189
1,200,000	MetLife, Inc.	A-	2.375%	02/06/2014	N/A	1,221,227
800,000	Prudential Financial, Inc., Series MTNB	A	4.750%	04/01/2014	N/A	835,489
900,000	Prudential Financial, Inc., Series MTNB	A	5.100%	09/20/2014	N/A	959,132
599,000	XL Group PLC (Ireland)	BBB+	5.250%	09/15/2014	N/A	634,083
						8,235,758

	Internet - 0.3%
700,000	Google, Inc.	AA	1.250%	05/19/2014	N/A	708,395

	Iron & Steel - 0.2%
400,000	ArcelorMittal USA, LLC	BB+	6.500%	04/15/2014	N/A	419,386

	Machinery-Construction & Mining - 0.3%
790,000	Caterpillar, Inc.	A	1.375%	05/27/2014	N/A	800,272

	Machinery-Diversified - 0.4%
800,000	Deere & Co.	A	6.950%	04/25/2014	N/A	857,440

	Media - 4.4%
1,000,000	Comcast Corp.	A-	5.300%	01/15/2014	N/A	1,042,137
1,226,000	COX Communications, Inc.	BBB	5.450%	12/15/2014	N/A	1,330,451
1,000,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	4.750%	10/01/2014	N/A	1,060,401
1,000,000	NBCUniversal Media, LLC	A-	2.100%	04/01/2014	N/A	1,016,406
950,000	News America, Inc.	BBB+	5.300%	12/15/2014	N/A	1,027,187
600,000	Reed Elsevier Capital, Inc.	BBB+	7.750%	01/15/2014	N/A	635,635
700,000	Thomson Reuters Corp. (Canada)	A-	5.700%	10/01/2014	N/A	753,558
450,000	Time Warner Cable, Inc.	BBB	8.250%	02/14/2014	N/A	481,415
1,243,000	Time Warner Cable, Inc.	BBB	7.500%	04/01/2014	N/A	1,332,521
600,000	Viacom, Inc.	BBB+	4.375%	09/15/2014	N/A	633,326
1,000,000	Walt Disney Co., Series E	A	0.875%	12/01/2014	N/A	1,009,912
						10,322,949

	Mining - 1.2%
450,000	Rio Tinto Alcan, Inc. (Canada)	A-	5.200%	01/15/2014	N/A	467,498
2,050,000	Rio Tinto Finance USA Ltd. (Australia)	A-	8.950%	05/01/2014	N/A	2,244,448
						2,711,946

	Miscellaneous Manufacturing - 0.5%
400,000	Illinois Tool Works, Inc.	A+	5.150%	04/01/2014	N/A	419,585
700,000	Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)	BBB+	9.500%	04/15/2014	N/A	766,286
						1,185,871

	Office & Business Equipment - 0.3%
550,000	Xerox Corp.	BBB-	8.250%	05/15/2014	N/A	596,087

	Oil & Gas - 4.5%
400,000	Anadarko Petroleum Corp.	BBB-	7.625%	03/15/2014	N/A	427,401
1,350,000	BP Capital Markets PLC (United Kingdom)	A	3.625%	05/08/2014	N/A	1,400,119
500,000	BP Capital Markets PLC (United Kingdom)	A	1.700%	12/05/2014	N/A	510,061
400,000	Canadian Natural Resources Ltd. (Canada)	BBB+	1.450%	11/14/2014	N/A	405,489
500,000	Cenovus Energy, Inc. (Canada)	BBB+	4.500%	09/15/2014	N/A	528,168
994,000	ConocoPhillips	A	4.750%	02/01/2014	N/A	1,032,466
380,000	Devon Energy Corp.	BBB+	5.625%	01/15/2014	N/A	396,329
600,000	Husky Energy, Inc. (Canada)	BBB+	5.900%	06/15/2014	N/A	638,473
500,000	Petrohawk Energy Corp.	BBB+	10.500%	08/01/2014	02/01/14 @ 100	530,435
500,000	Petrohawk Energy Corp.	BBB+	7.250%	08/15/2018	08/15/14 @ 104	560,917
2,313,000	Shell International Finance BV (Netherlands)	AA	4.000%	03/21/2014	N/A	2,398,137
500,000	Statoil ASA (Norway)	AA-	3.875%	04/15/2014	N/A	518,892
570,000	Statoil ASA (Norway)	AA-	2.900%	10/15/2014	N/A	592,269
510,000	Total Capital Canada Ltd. (Canada)	AA-	1.625%	01/28/2014	N/A	516,751
						10,455,907

	Pharmaceuticals - 5.7%
850,000	AstraZeneca PLC (United Kingdom)	AA-	5.400%	06/01/2014	N/A	902,379
1,200,000	Eli Lilly & Co.	AA-	4.200%	03/06/2014	N/A	1,244,890
1,000,000	Express Scripts Holding Co.	BBB+	2.750%	11/21/2014	N/A	1,031,976
1,000,000	Express Scripts, Inc.	BBB+	6.250%	06/15/2014	N/A	1,068,958
1,327,000	GlaxoSmithKline Capital, Inc.	A+	4.375%	04/15/2014	N/A	1,386,737
800,000	Johnson & Johnson	AAA	1.200%	05/15/2014	N/A	808,741
400,000	Mead Johnson Nutrition Co.	BBB-	3.500%	11/01/2014	N/A	416,288
1,890,000	Novartis Capital Corp.	AA-	4.125%	02/10/2014	N/A	1,955,214
800,000	Pfizer, Inc.	AA	4.500%	02/15/2014	N/A	831,174
560,000	Sanofi (France)	AA-	1.625%	03/28/2014	N/A	567,878
1,270,000	Sanofi (France)	AA-	1.200%	09/30/2014	N/A	1,284,850
1,708,000	Wyeth, LLC	AA	5.500%	02/01/2014	N/A	1,785,965
						13,285,050

	Pipelines - 0.7%
500,000	Enterprise Products Operating, LLC, Series O	BBB+	9.750%	01/31/2014	N/A	540,870
450,000	Enterprise Products Operating, LLC, Series G	BBB+	5.600%	10/15/2014	N/A	484,254
550,000	Kinder Morgan Energy Partners, LP	BBB	5.125%	11/15/2014	N/A	590,792
						1,615,916

	Real Estate Investment Trusts - 0.5%
800,000	ERP Operating, LP	BBB+	5.250%	09/15/2014	N/A	855,433
250,000	Simon Property Group, LP	A-	6.750%	05/15/2014	02/15/14 @ 100	264,230
						1,119,663

	Retail - 2.4%
450,000	AutoZone, Inc.	BBB	6.500%	01/15/2014	N/A	472,914
880,000	CVS Caremark Corp.	BBB+	4.875%	09/15/2014	N/A	939,038
50,000	Macy's Retail Holdings, Inc.	BBB	5.750%	07/15/2014	N/A	53,242
1,291,000	Staples, Inc.	BBB	9.750%	01/15/2014	N/A	1,388,605
500,000	Wal-Mart Stores, Inc.	AA	3.000%	02/03/2014	N/A	512,352
980,000	Wal-Mart Stores, Inc.	AA	1.625%	04/15/2014	N/A	994,249
1,070,000	Wal-Mart Stores, Inc.	AA	3.200%	05/15/2014	N/A	1,106,928
						5,467,328

	Semiconductors - 0.4%
1,020,000	Texas Instruments, Inc.	A+	1.375%	05/15/2014	N/A	1,032,903

	Software - 1.6%
200,000	CA, Inc.(d)	BBB+	6.125%	12/01/2014	N/A	216,126
1,787,000	Microsoft Corp.	AAA	2.950%	06/01/2014	N/A	1,846,348
1,550,000	Oracle Corp.	A+	3.750%	07/08/2014	N/A	1,618,059
						3,680,533

	Telecommunications - 7.8%
2,150,000	AT&T, Inc.	A-	5.100%	09/15/2014	N/A	2,294,764
1,214,000	BellSouth Corp.	A-	5.200%	09/15/2014	N/A	1,296,813
3,355,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	5.550%	02/01/2014	N/A	3,499,007
1,900,000	Cisco Systems, Inc.	A+	1.625%	03/14/2014	N/A	1,925,490
400,000	Cisco Systems, Inc.	A+	2.900%	11/17/2014	N/A	416,694
900,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	4.875%	07/08/2014	N/A	949,795
1,325,000	France Telecom SA (France)	A-	4.375%	07/08/2014	N/A	1,387,291
700,000	Qwest Corp.	BBB-	7.500%	10/01/2014	N/A	764,283
400,000	Rogers Communications, Inc. (Canada)	BBB	6.375%	03/01/2014	N/A	421,982
800,000	Telecom Italia Capital SA (Luxembourg)	BBB	6.175%	06/18/2014	N/A	835,890
1,100,000	Telecom Italia Capital SA (Luxembourg)	BBB	4.950%	09/30/2014	N/A	1,139,875
1,500,000	Verizon Communications, Inc.	A-	1.950%	03/28/2014	N/A	1,524,126
500,000	Verizon Communications, Inc.	A-	1.250%	11/03/2014	N/A	506,253
400,000	Virgin Media Secured Finance PLC (United Kingdom)	BBB-	6.500%	01/15/2018	01/15/14 @ 103	429,000
804,000	Vodafone Group PLC (United Kingdom)	A-	4.150%	06/10/2014	N/A	839,013
						18,230,276

	Transportation - 0.8%
700,000	Burlington Northern Santa Fe, LLC	BBB+	7.000%	02/01/2014	N/A	740,175
1,000,000	United Parcel Service, Inc.	A+	3.875%	04/01/2014	N/A	1,036,888
						1,777,063

	Total Corporate Bonds - 98.6%
	(Cost $227,325,217)					229,455,509

	Investments of Collateral for Securities Loaned - 0.4%
923,000	BNY Mellon Securities Lending Overnight Fund, 0.1879%(b) (c)					923,000
	(Cost $923,000)

	Total Investments - 99.0%
	(Cost $228,248,217)					230,378,509
	Other Assets in excess of Liabilities - 1.0%					2,397,654
	Net Assets - 100.0%					$232,776,163

AG - Stock Corporation
ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at February 28, 2013.
(b)	At February 28, 2013, the total market value of the Fund's securities on loan was $890,344 and the total market value of the collateral held by the Fund was $923,000.
(c)	Interest rate shown reflects yield as of February 28, 2013.
(d)	Illiquid security.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Country Allocation***
United States	82.2%
United Kingdom	4.9%
Canada	3.9%
Netherlands	2.0%
Switzerland	1.8%
France	1.4%
Australia	1.0%
Luxembourg	0.9%
Germany	0.5%
Norway	0.5%
Spain	0.3%
Bermuda	0.3%
Ireland	0.3%
*** Subject to change daily. Based on total corporate bonds.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 228,248,217	$ 2,139,240	$ (8,948)	$ 2,130,292

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ -	$ 229,456	$ -	$ 229,456
Investments of Collateral for Securities Loaned	923	-	-	923
Total	$ 923	$ 229,456	$ -	$ 230,379

During the nine months ended February 28, 2013, there were no transfers between levels.

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.9%
	Corporate Bonds - 98.8%
	Aerospace & Defense - 1.4%
$450,000	Boeing Co.	A	3.500%	02/15/2015	N/A	$474,982
500,000	General Dynamics Corp.	A	1.375%	01/15/2015	N/A	508,440
560,000	Northrop Grumman Corp.	BBB	1.850%	11/15/2015	N/A	574,641
662,000	United Technologies Corp.	A	4.875%	05/01/2015	N/A	724,569
430,000	United Technologies Corp.	A	1.200%	06/01/2015	N/A	436,567
						2,719,199

	Agriculture - 0.3%
600,000	Altria Group, Inc.	BBB	4.125%	09/11/2015	N/A	649,403

	Banks - 35.4%
500,000	American Express Centurion Bank	A-	0.875%	11/13/2015	N/A	500,158
1,680,000	Bank of America Corp.	A-	4.500%	04/01/2015	N/A	1,787,661
775,000	Bank of America Corp.	A-	4.750%	08/01/2015	N/A	834,606
900,000	Bank of America Corp.	A-	3.700%	09/01/2015	N/A	950,617
1,500,000	Bank of America Corp.	A-	1.500%	10/09/2015	N/A	1,505,596
500,000	Bank of Montreal, Series MTN (Canada)	A+	0.800%	11/06/2015	N/A	501,147
700,000	Bank of New York Mellon Corp., Series MTN	A+	3.100%	01/15/2015	N/A	733,764
400,000	Bank of New York Mellon Corp., Series MTN	A+	1.200%	02/20/2015	01/20/15 @ 100	405,272
300,000	Bank of New York Mellon Corp., Series MTNG	A	4.950%	03/15/2015	N/A	325,353
395,000	Bank of New York Mellon Corp., Series 001	A+	2.950%	06/18/2015	N/A	416,200
500,000	Bank of New York Mellon Corp.	A+	0.700%	10/23/2015	09/23/15 @ 100	500,593
600,000	Bank of Nova Scotia (Canada)	A+	1.850%	01/12/2015	N/A	614,435
1,333,000	Bank of Nova Scotia (Canada)	A+	3.400%	01/22/2015	N/A	1,403,122
900,000	Bank of Nova Scotia (Canada)	A+	2.050%	10/07/2015	N/A	931,987
1,000,000	Bank of Nova Scotia (Canada)	A+	0.750%	10/09/2015	N/A	1,000,435
1,000,000	Barclays (United Kingdom)	A+	2.750%	02/23/2015	N/A	1,036,319
800,000	Barclays Bank PLC (United Kingdom)	A+	3.900%	04/07/2015	N/A	848,298
325,000	BB&T Corp.	BBB+	5.200%	12/23/2015	N/A	362,468
1,500,000	BBVA US Senior SAU (Spain)	BBB-	4.664%	10/09/2015	N/A	1,555,239
147,000	BNP Paribas SA, Series MTN (France)(a)	A+	3.059%	12/20/2014	N/A	152,616
1,455,000	BNP Paribas SA (France)	A+	3.250%	03/11/2015	N/A	1,515,350
1,300,000	Canadian Imperial Bank of Commerce (Canada)	A+	2.350%	12/11/2015	N/A	1,357,096
500,000	Canadian Imperial Bank of Commerce (Canada)	A+	0.900%	10/01/2015	N/A	501,996
1,000,000	Capital One Financial Corp.	BBB	2.150%	03/23/2015	N/A	1,022,803
500,000	Capital One Financial Corp.	BBB	1.000%	11/06/2015	N/A	498,516
1,000,000	Citigroup, Inc.	A-	6.010%	01/15/2015	N/A	1,086,261
500,000	Citigroup, Inc.	A-	2.650%	03/02/2015	N/A	513,597
750,000	Citigroup, Inc.	BBB+	4.875%	05/07/2015	N/A	801,668
1,588,000	Citigroup, Inc.	A-	4.750%	05/19/2015	N/A	1,705,159
460,000	Citigroup, Inc.	A-	4.700%	05/29/2015	N/A	493,643
750,000	Citigroup, Inc.	A-	2.250%	08/07/2015	N/A	766,696
1,000,000	Citigroup, Inc.	A-	4.587%	12/15/2015	N/A	1,085,570
800,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA-	2.125%	10/13/2015	N/A	826,374
1,050,000	Credit Suisse New York, Series MTN (Switzerland)	A+	3.500%	03/23/2015	N/A	1,109,446
957,000	Deutsche Bank AG (Germany)	A2	3.450%	03/30/2015	N/A	1,008,419
200,000	Dresdner Bank AG (Germany)	BBB	7.250%	09/15/2015	N/A	217,120
500,000	Fifth Third Bank, Series BKNT	BBB	4.750%	02/01/2015	N/A	535,073
200,000	First Horizon National Corp.	BBB-	5.375%	12/15/2015	N/A	218,923
1,786,000	Goldman Sachs Group, Inc.	A-	5.125%	01/15/2015	N/A	1,914,163
1,450,000	Goldman Sachs Group, Inc.	A-	3.300%	05/03/2015	N/A	1,516,878
1,550,000	Goldman Sachs Group, Inc., Series GMTN	A-	3.700%	08/01/2015	N/A	1,638,451
500,000	Goldman Sachs Group, Inc., Series MTN	A-	1.600%	11/23/2015	N/A	505,019
1,300,000	HSBC USA, Inc.	A+	2.375%	02/13/2015	N/A	1,341,018
1,636,000	JPMorgan Chase & Co.	A	3.700%	01/20/2015	N/A	1,723,699
980,000	JPMorgan Chase & Co.	A	4.750%	03/01/2015	N/A	1,054,146
700,000	JPMorgan Chase & Co., Series MTN	A	1.875%	03/20/2015	N/A	714,734
500,000	JPMorgan Chase & Co.	A-	5.250%	05/01/2015	N/A	544,489
870,000	JPMorgan Chase & Co.	A	3.400%	06/24/2015	N/A	919,801
680,000	JPMorgan Chase & Co.	A-	5.150%	10/01/2015	N/A	743,600
1,500,000	JPMorgan Chase & Co., Series GMTN	A	1.100%	10/15/2015	N/A	1,506,057
500,000	KeyCorp, Series MTN	BBB+	3.750%	08/13/2015	N/A	534,761
1,000,000	Morgan Stanley, Series GMTN	A-	4.100%	01/26/2015	N/A	1,049,010
1,764,000	Morgan Stanley, Series MTN	A-	6.000%	04/28/2015	N/A	1,926,634
900,000	Morgan Stanley, Series GMTN	A-	4.000%	07/24/2015	N/A	950,294
1,400,000	Morgan Stanley	A-	5.375%	10/15/2015	N/A	1,529,216
800,000	Morgan Stanley	A-	3.450%	11/02/2015	N/A	834,674
500,000	National Bank of Canada (Canada)	A-	1.500%	06/26/2015	N/A	507,838
450,000	PNC Funding Corp.	A-	3.625%	02/08/2015	N/A	475,452
326,000	PNC Funding Corp.	A-	4.250%	09/21/2015	N/A	354,936
665,000	PNC Funding Corp.	BBB+	5.250%	11/15/2015	N/A	741,581
220,000	Regions Financial Corp.	BBB-	5.750%	06/15/2015	N/A	239,525
700,000	Royal Bank of Canada, Series MTN (Canada)	AA-	1.150%	03/13/2015	N/A	708,250
1,000,000	Royal Bank of Canada, Series MTN (Canada)	AA-	0.800%	10/30/2015	N/A	1,002,806
500,000	Royal Bank of Canada (Canada)	AAA	0.625%	12/04/2015	N/A	499,340
600,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.625%	12/15/2015	N/A	630,815
550,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.050%	01/08/2015	N/A	568,962
700,000	Royal Bank of Scotland Group PLC (United Kingdom)	A-	2.550%	09/18/2015	N/A	720,996
1,000,000	Royal Bank of Scotland PLC (United Kingdom)	A	3.950%	09/21/2015	N/A	1,069,671
500,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.350%	07/18/2015	N/A	506,287
611,000	UBS AG, Series BKNT (Switzerland)	A	3.875%	01/15/2015	N/A	650,174
300,000	US Bancorp, Series MTN	A+	3.150%	03/04/2015	N/A	315,884
600,000	US Bancorp, Series MTN	A+	2.450%	07/27/2015	N/A	628,355
300,000	US Bank NA, Series BKNT	A+	4.800%	04/15/2015	N/A	325,775
200,000	Wachovia Bank NA, Series BKNT	A+	5.000%	08/15/2015	N/A	219,203
1,205,000	Wells Fargo & Co., Series MTN	A+	1.250%	02/13/2015	N/A	1,216,970
1,080,000	Wells Fargo & Co.	A+	3.625%	04/15/2015	N/A	1,146,947
1,200,000	Wells Fargo & Co.	A+	1.500%	07/01/2015	N/A	1,222,266
750,000	Wells Fargo Bank NA, Series AI	A+	4.750%	02/09/2015	N/A	804,863
						67,133,136

	Beverages - 3.6%
830,000	Anheuser-Busch InBev Worldwide, Inc.	A	4.125%	01/15/2015	N/A	884,655
350,000	Anheuser-Busch InBev Worldwide, Inc.	A	3.625%	04/15/2015	N/A	371,924
1,251,000	Anheuser-Busch InBev Worldwide, Inc.	A	0.800%	07/15/2015	N/A	1,254,714
600,000	Coca-Cola Co.	AA-	0.750%	03/13/2015	N/A	604,067
800,000	Coca-Cola Co.	AA-	1.500%	11/15/2015	N/A	821,100
500,000	Diageo Finance BV (Netherlands)	A-	3.250%	01/15/2015	N/A	524,551
390,000	Diageo Finance BV (Netherlands)	A-	5.300%	10/28/2015	N/A	436,279
700,000	PepsiCo, Inc.	A-	3.100%	01/15/2015	N/A	734,833
660,000	PepsiCo, Inc.	A-	0.750%	03/05/2015	N/A	662,649
500,000	PepsiCo, Inc.	A-	0.700%	08/13/2015	N/A	501,172
						6,795,944

	Biotechnology - 0.9%
160,000	Celgene Corp.	BBB+	2.450%	10/15/2015	N/A	166,036
555,000	Genentech, Inc.	AA	4.750%	07/15/2015	N/A	605,432
600,000	Genzyme Corp.	AA-	3.625%	06/15/2015	N/A	641,518
220,000	Life Technologies Corp.	BBB+	4.400%	03/01/2015	N/A	232,220
						1,645,206

	Building Materials - 0.1%
200,000	Masco Corp.	BBB-	4.800%	06/15/2015	N/A	211,119

	Chemicals - 1.2%
556,000	Dow Chemical Co.	BBB	5.900%	02/15/2015	N/A	610,564
250,000	Ecolab, Inc.	BBB+	1.000%	08/09/2015	N/A	251,483
780,000	EI du Pont de Nemours & Co.	A	3.250%	01/15/2015	N/A	820,682
380,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	3.750%	09/30/2015	N/A	407,501
240,000	Praxair, Inc.	A	4.625%	03/30/2015	N/A	260,184
						2,350,414

	Computers - 1.9%
450,000	Dell, Inc.	A-	2.300%	09/10/2015	N/A	447,244
600,000	Hewlett-Packard Co.	BBB+	2.350%	03/15/2015	N/A	611,803
620,000	Hewlett-Packard Co.	BBB+	2.125%	09/13/2015	N/A	625,665
550,000	Hewlett-Packard Co.	BBB+	2.200%	12/01/2015	N/A	558,017
800,000	International Business Machines Corp.	AA-	0.550%	02/06/2015	N/A	802,093
500,000	International Business Machines Corp.	AA-	0.750%	05/11/2015	N/A	503,658
						3,548,480

	Cosmetics & Personal Care - 1.0%
400,000	Procter & Gamble Co.	AA-	3.500%	02/15/2015	N/A	423,808
300,000	Procter & Gamble Co.	AA-	3.150%	09/01/2015	N/A	319,925
800,000	Procter & Gamble Co.	AA-	1.800%	11/15/2015	N/A	826,141
300,000	Procter & Gamble Co.	AA-	4.850%	12/15/2015	N/A	334,954
						1,904,828

	Diversified Financial Services - 16.4%
1,450,000	American Express Credit Corp., Series MTN	A-	1.750%	06/12/2015	N/A	1,482,133
1,450,000	American Express Credit Corp., Series MTN	A-	2.750%	09/15/2015	N/A	1,517,524
500,000	American Honda Finance Corp., Series REGS	A+	1.000%	08/11/2015	N/A	502,248
600,000	Ameriprise Financial, Inc.	A	5.650%	11/15/2015	N/A	677,357
200,000	AON Corp.	BBB+	3.500%	09/30/2015	N/A	210,754
600,000	Bear Stearns Cos., LLC	A	5.300%	10/30/2015	N/A	664,980
500,000	BlackRock, Inc.	A+	1.375%	06/01/2015	N/A	509,019
450,000	Caterpillar Financial Services Corp., Series MTN	A	1.100%	05/29/2015	N/A	455,455
500,000	Caterpillar Financial Services Corp.	A	0.700%	11/06/2015	N/A	500,224
1,158,000	Credit Suisse USA, Inc.	A+	4.875%	01/15/2015	N/A	1,247,611
1,108,000	Credit Suisse USA, Inc.	A+	5.125%	08/15/2015	N/A	1,220,556
250,000	Ford Motor Credit Co., LLC	BB+	3.875%	01/15/2015	N/A	260,323
1,000,000	Ford Motor Credit Co., LLC	BB+	7.000%	04/15/2015	N/A	1,107,874
700,000	Ford Motor Credit Co., LLC	BB+	2.750%	05/15/2015	N/A	715,559
1,000,000	Ford Motor Credit Co., LLC	BB+	12.000%	05/15/2015	N/A	1,221,250
1,000,000	Ford Motor Credit Co., LLC	BB+	5.625%	09/15/2015	N/A	1,091,724
1,600,000	General Electric Capital Corp.	AA+	2.150%	01/09/2015	N/A	1,644,731
880,000	General Electric Capital Corp., Series MTN	AA+	4.875%	03/04/2015	N/A	950,856
700,000	General Electric Capital Corp., Series MTN	AA+	3.500%	06/29/2015	N/A	743,074
300,000	General Electric Capital Corp., Series MTN	AA+	2.375%	06/30/2015	N/A	310,252
750,000	General Electric Capital Corp.	AA+	1.625%	07/02/2015	N/A	763,646
490,000	General Electric Capital Corp., Series GMTN	AA+	4.375%	09/21/2015	N/A	534,124
1,100,000	General Electric Capital Corp.	AA+	2.250%	11/09/2015	N/A	1,140,591
500,000	General Electric Capital Corp.	AA+	1.000%	12/11/2015	N/A	503,786
500,000	HSBC Finance Corp.	A	5.250%	04/15/2015	N/A	540,738
950,000	HSBC Finance Corp.	A	5.000%	06/30/2015	N/A	1,031,565
600,000	International Lease Finance Corp.	BBB-	4.875%	04/01/2015	N/A	628,500
450,000	International Lease Finance Corp.	BBB-	8.625%	09/15/2015	N/A	513,563
300,000	Jefferies Group, LLC	BBB	3.875%	11/09/2015	N/A	314,625
760,000	John Deere Capital Corp., Series MTN	A	2.950%	03/09/2015	N/A	796,071
350,000	John Deere Capital Corp.	A	0.875%	04/17/2015	N/A	352,590
500,000	John Deere Capital Corp.	A	0.950%	06/29/2015	N/A	504,909
1,213,000	Merrill Lynch & Co., Inc., Series MTNC	A-	5.000%	01/15/2015	N/A	1,293,781
600,000	Merrill Lynch & Co., Inc., Series MTNB	A-	5.300%	09/30/2015	N/A	658,640
856,000	Nomura Holdings, Inc. (Japan)	BBB+	5.000%	03/04/2015	N/A	911,885
500,000	ORIX Corp. (Japan)	A-	4.710%	04/27/2015	N/A	535,791
500,000	SLM Corp., Series MTN	BBB-	3.875%	09/10/2015	N/A	515,983
700,000	Toyota Motor Credit Corp., Series MTN	AA-	1.000%	02/17/2015	N/A	706,395
800,000	Toyota Motor Credit Corp., Series MTN	AA-	3.200%	06/17/2015	N/A	846,850
1,000,000	Toyota Motor Credit Corp.	AA-	0.875%	07/17/2015	N/A	1,007,795
						31,135,332

	Electric - 2.1%
360,000	Constellation Energy Group, Inc.	BBB-	4.550%	06/15/2015	N/A	387,325
380,000	Dominion Resources, Inc., Series C	A-	5.150%	07/15/2015	N/A	417,801
70,000	Duke Energy Carolinas, LLC	A	5.300%	10/01/2015	N/A	78,456
330,000	Entergy Corp.	BBB-	3.625%	09/15/2015	N/A	346,380
560,000	Exelon Corp.	BBB-	4.900%	06/15/2015	N/A	607,558
160,000	NextEra Energy Capital Holdings, Inc.	BBB+	7.875%	12/15/2015	N/A	189,300
500,000	Oncor Electric Delivery Co., LLC	A	6.375%	01/15/2015	N/A	549,297
400,000	Scottish Power Ltd. (United Kingdom)	BBB	5.375%	03/15/2015	N/A	428,239
445,000	Southern Power Co., Series D	BBB+	4.875%	07/15/2015	N/A	487,293
565,000	TransAlta Corp. (Canada)	BBB-	4.750%	01/15/2015	N/A	598,214
						4,089,863

	Electronics - 0.2%
270,000	Agilent Technologies, Inc.	BBB+	5.500%	09/14/2015	N/A	299,410

	Food - 0.5%
400,000	General Mills, Inc.	BBB+	5.200%	03/17/2015	N/A	436,229
400,000	Kroger Co.	BBB	3.900%	10/01/2015	N/A	430,061
						866,290

	Forest Products & Paper - 0.1%
180,000	Plum Creek Timberlands, LP	BBB	5.875%	11/15/2015	N/A	198,821

	Health Care Products - 1.6%
300,000	Baxter International, Inc.	A	4.625%	03/15/2015	N/A	323,521
800,000	Boston Scientific Corp.	BBB-	4.500%	01/15/2015	N/A	848,541
400,000	Covidien International Finance SA (Luxembourg)	A	1.350%	05/29/2015	N/A	405,367
600,000	Medtronic, Inc.	A+	3.000%	03/15/2015	N/A	628,532
500,000	Medtronic, Inc., Series B	A+	4.750%	09/15/2015	N/A	551,100
200,000	Stryker Corp.	A+	3.000%	01/15/2015	N/A	209,124
						2,966,185

	Health Care Services - 0.6%
200,000	Quest Diagnostics, Inc.	BBB+	5.450%	11/01/2015	N/A	221,243
500,000	UnitedHealth Group, Inc.	A	0.850%	10/15/2015	N/A	501,989
500,000	WellPoint, Inc.	A-	1.250%	09/10/2015	N/A	504,178
						1,227,410

	Household Products & Housewares - 0.1%
200,000	Clorox Co.	BBB+	5.000%	01/15/2015	N/A	214,624

	Insurance - 4.3%
400,000	ACE INA Holdings, Inc.	A	2.600%	11/23/2015	N/A	420,159
400,000	Aegon NV (Netherlands)	A-	4.625%	12/01/2015	N/A	436,650
400,000	American International Group, Inc.	A-	3.000%	03/20/2015	N/A	416,102
600,000	American International Group, Inc.	A-	5.050%	10/01/2015	N/A	659,929
779,000	Berkshire Hathaway Finance Corp.	AA+	4.850%	01/15/2015	N/A	842,101
400,000	Berkshire Hathaway Finance Corp.	AA+	2.450%	12/15/2015	N/A	420,206
983,000	Berkshire Hathaway, Inc.	AA+	3.200%	02/11/2015	N/A	1,035,308
500,000	Manulife Financial Corp. (Canada)	A-	3.400%	09/17/2015	N/A	526,556
38,000	Marsh & McLennan Cos., Inc.	BBB	5.750%	09/15/2015	N/A	42,420
900,000	MetLife, Inc.	A-	5.000%	06/15/2015	N/A	985,720
300,000	Metropolitan Life Global Funding I, Series REGS	AA-	2.500%	09/29/2015	N/A	312,415
606,000	Prudential Financial, Inc., Series MTN	A	3.875%	01/14/2015	N/A	639,457
900,000	Prudential Financial, Inc., Series MTN	A	4.750%	09/17/2015	N/A	985,806
450,000	Transatlantic Holdings, Inc.	BBB+	5.750%	12/14/2015	N/A	495,522
						8,218,351

	Internet - 0.5%
500,000	Amazon.com, Inc.	AA-	0.650%	11/27/2015	N/A	499,824
400,000	eBay, Inc.	A	1.625%	10/15/2015	N/A	411,100
						910,924

	Iron & Steel - 0.7%
350,000	ArcelorMittal (Luxembourg)	BB+	9.500%	02/15/2015	N/A	395,241
400,000	ArcelorMittal (Luxembourg)	BB+	4.250%	02/25/2015	N/A	413,207
500,000	ArcelorMittal (Luxembourg)	BB+	4.250%	08/05/2015	N/A	517,968
						1,326,416

	Lodging - 0.0%***
70,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.	BBB-	7.750%	08/15/2020	08/15/15 @ 104	78,575

	Machinery-Construction & Mining - 0.2%
300,000	Caterpillar, Inc.	A	0.950%	06/26/2015	N/A	302,313

	Media - 3.2%
505,000	Comcast Corp.	A-	6.500%	01/15/2015	N/A	559,328
800,000	Comcast Corp.	A-	5.850%	11/15/2015	N/A	906,019
200,000	COX Communications, Inc.	BBB	5.500%	10/01/2015	N/A	223,921
748,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.550%	03/15/2015	N/A	783,832
620,000	Discovery Communications, LLC	BBB	3.700%	06/01/2015	N/A	658,914
600,000	NBCUniversal Media, LLC	A-	3.650%	04/30/2015	N/A	636,911
300,000	TCI Communications, Inc.	A-	8.750%	08/01/2015	N/A	356,127
150,000	Time Warner Cable, Inc.	BBB	3.500%	02/01/2015	N/A	157,080
650,000	Time Warner, Inc.	BBB	3.150%	07/15/2015	N/A	685,449
600,000	Viacom, Inc.	BBB+	1.250%	02/27/2015	N/A	605,370
500,000	Walt Disney Co., Series MTN	A	0.450%	12/01/2015	N/A	498,873
						6,071,824

	Mining - 0.5%
500,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	1.400%	02/13/2015	N/A	504,187
160,000	Rio Tinto Alcan, Inc. (Canada)	A-	5.000%	06/01/2015	N/A	174,270
250,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	1.125%	03/20/2015	N/A	252,033
						930,490

	Miscellaneous Manufacturing - 0.8%
1,300,000	General Electric Co.	AA+	0.850%	10/09/2015	N/A	1,304,904
124,000	Tyco International Finance SA (Luxembourg)	BBB+	3.375%	10/15/2015	N/A	131,033
						1,435,937

	Office & Business Equipment - 0.3%
629,000	Xerox Corp.	BBB-	4.250%	02/15/2015	N/A	662,233

	Oil & Gas - 6.0%
1,548,000	BP Capital Markets PLC (United Kingdom)	A	3.875%	03/10/2015	N/A	1,645,713
1,400,000	BP Capital Markets PLC (United Kingdom)	A	3.125%	10/01/2015	N/A	1,484,066
834,000	ConocoPhillips	A	4.600%	01/15/2015	N/A	897,050
400,000	EOG Resources, Inc.	A-	2.950%	06/01/2015	N/A	420,111
1,000,000	Marathon Oil Corp.	BBB	0.900%	11/01/2015	N/A	998,350
500,000	Petrohawk Energy Corp.	BBB+	6.250%	06/01/2019	06/01/15 @ 103	568,603
165,000	Phillips 66	BBB	1.950%	03/05/2015	N/A	168,714
910,000	Shell International Finance BV (Netherlands)	AA	3.100%	06/28/2015	N/A	964,004
600,000	Shell International Finance BV (Netherlands)	AA	3.250%	09/22/2015	N/A	640,156
800,000	Shell International Finance BV (Netherlands)	AA	0.625%	12/04/2015	N/A	803,970
1,090,000	Total Capital SA (France)	AA-	3.000%	06/24/2015	N/A	1,148,281
800,000	Total Capital SA (France)	AA-	3.125%	10/02/2015	N/A	852,534
750,000	Transocean, Inc. (Cayman Islands)	BBB-	4.950%	11/15/2015	N/A	816,337
						11,407,889

	Pharmaceuticals - 3.3%
500,000	Express Scripts Holding Co.	BBB+	2.100%	02/12/2015	N/A	511,363
500,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	0.750%	05/08/2015	N/A	502,559
500,000	McKesson Corp.	A-	0.950%	12/04/2015	N/A	501,856
200,000	Medco Health Solutions, Inc.	BBB+	2.750%	09/15/2015	N/A	209,160
505,000	Merck Sharp & Dohme Corp.	AA	4.750%	03/01/2015	N/A	548,443
900,000	Merck Sharp & Dohme Corp.	AA	4.000%	06/30/2015	N/A	972,276
1,108,000	Novartis Capital Corp.	AA-	2.900%	04/24/2015	N/A	1,164,111
1,723,000	Pfizer, Inc.	AA	5.350%	03/15/2015	N/A	1,887,226
						6,296,994

	Pipelines - 1.1%
380,000	Energy Transfer Partners, LP	BBB-	5.950%	02/01/2015	N/A	414,103
500,000	Enterprise Products Operating, LLC	BBB+	1.250%	08/13/2015	N/A	504,417
360,000	TransCanada PipeLines Ltd. (Canada)	A-	0.875%	03/02/2015	N/A	362,007
280,000	TransCanada PipeLines Ltd. (Canada)	A-	3.400%	06/01/2015	N/A	296,937
440,000	Williams Partners, LP	BBB	3.800%	02/15/2015	N/A	464,425
						2,041,889

	Real Estate Investment Trusts - 1.4%
400,000	American Tower Corp.	BB+	4.625%	04/01/2015	N/A	428,610
500,000	Host Hotels & Resorts, LP	BBB-	6.000%	11/01/2020	11/01/15 @ 103	554,375
400,000	Simon Property Group, LP	A-	5.100%	06/15/2015	N/A	438,712
554,000	Simon Property Group, LP	A-	5.750%	12/01/2015	09/02/15 @ 100	621,182
500,000	Vornado Realty, LP	BBB	4.250%	04/01/2015	01/01/15 @ 100	530,448
						2,573,327

	Retail - 3.1%
300,000	AutoZone, Inc.	BBB	5.750%	01/15/2015	N/A	326,714
700,000	Costco Wholesale Corp.	A+	0.650%	12/07/2015	N/A	702,620
600,000	CVS Caremark Corp.	BBB+	3.250%	05/18/2015	N/A	633,748
400,000	Lowe's Cos., Inc.	A-	5.000%	10/15/2015	N/A	446,712
320,000	Macy's Retail Holdings, Inc.	BBB	7.875%	07/15/2015	N/A	371,097
500,000	McDonald's Corp., Series MTN	A	0.750%	05/29/2015	N/A	503,296
500,000	Walgreen Co.	BBB	1.000%	03/13/2015	N/A	501,721
500,000	Wal-Mart Stores, Inc.	AA	2.875%	04/01/2015	N/A	524,311
408,000	Wal-Mart Stores, Inc.	AA	4.500%	07/01/2015	N/A	445,401
610,000	Wal-Mart Stores, Inc.	AA	2.250%	07/08/2015	N/A	636,085
750,000	Wal-Mart Stores, Inc.	AA	1.500%	10/25/2015	N/A	769,975
						5,861,680

	Savings & Loans - 0.3%
500,000	Santander Holdings USA, Inc.	BBB	3.000%	09/24/2015	08/24/15 @ 100	513,979

	Semiconductors - 0.3%
650,000	Texas Instruments, Inc.	A+	0.450%	08/03/2015	N/A	647,933

	Software - 0.7%
340,000	Adobe Systems, Inc.	BBB+	3.250%	02/01/2015	N/A	355,304
960,000	Microsoft Corp.	AAA	1.625%	09/25/2015	N/A	988,307
						1,343,611

	Telecommunications - 4.5%
600,000	AT&T, Inc.	A-	0.875%	02/13/2015	N/A	602,099
1,300,000	AT&T, Inc.	A-	2.500%	08/15/2015	N/A	1,354,580
500,000	AT&T, Inc.	A-	0.800%	12/01/2015	N/A	500,499
500,000	British Telecommunications PLC (United Kingdom)	BBB	2.000%	06/22/2015	N/A	512,901
450,000	France Telecom SA (France)	A-	2.125%	09/16/2015	N/A	463,612
500,000	Rogers Communications, Inc. (Canada)	BBB	7.500%	03/15/2015	N/A	566,271
666,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.250%	10/01/2015	N/A	699,632
700,000	Telefonica Emisiones SAU (Spain)	BBB	4.949%	01/15/2015	N/A	736,750
600,000	Telefonica Emisiones SAU (Spain)	BBB	3.729%	04/27/2015	N/A	618,209
330,000	Verizon Communications, Inc.	A-	4.900%	09/15/2015	N/A	364,991
500,000	Verizon Communications, Inc.	A-	0.700%	11/02/2015	N/A	500,486
570,000	Vodafone Group PLC (United Kingdom)	A-	5.375%	01/30/2015	N/A	619,562
620,000	Vodafone Group PLC (United Kingdom)	A-	5.000%	09/15/2015	N/A	683,996
270,000	Vodafone Group PLC (United Kingdom)	A-	3.375%	11/24/2015	N/A	288,189
						8,511,777

	Transportation - 0.2%
310,000	CSX Corp.	BBB	6.250%	04/01/2015	N/A	344,766

	Total Corporate Bonds - 98.8%
	(Cost $183,420,038)					187,436,572

	US Government Agency Securities - 0.1%
300,000	SLM Corp., Series MTNA	BBB-	5.000%	04/15/2015	N/A	319,525
	(Cost $303,724)

	Total Investments - 98.9%
	(Cost $183,723,762)					187,756,097
	Other Assets in excess of Liabilities - 1.1%					2,004,202
	Net Assets - 100.0%					$189,760,299

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
***	Less than 0.1%.
(a)	Floating or variable rate coupon. The rate shown is as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Country Allocation****
United States	77.0%
Canada	6.7%
United Kingdom	5.7%
Netherlands	2.5%
France	2.2%
Spain	1.5%
Luxembourg	1.4%
Japan	1.0%
Switzerland	0.9%
Germany	0.7%
Cayman Islands	0.4%
**** Subject to change daily. Based on total long-term investments.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 183,723,762	$ 4,061,935	$ (29,600)	$ 4,032,335

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ -	$ 187,437	$ -	$ 187,437
US Government Agency Securities	-	319	-	319
Total	$ -	$ 187,756	$ -	$ 187,756

During the nine months ended February 28, 2013, there were no transfers between levels.

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.9%
	Advertising - 0.5%
$880,000	Omnicom Group, Inc.	BBB+	5.900%	04/15/2016	N/A	$997,450

	Aerospace & Defense - 0.9%
300,000	Boeing Co.	A	3.750%	11/20/2016	N/A	329,117
300,000	General Dynamics Corp.	A	2.250%	07/15/2016	N/A	313,958
500,000	L-3 Communications Corp.	BBB-	3.950%	11/15/2016	N/A	541,548
500,000	Lockheed Martin Corp.	A-	2.125%	09/15/2016	N/A	520,281
						1,704,904

	Agriculture - 1.1%
300,000	Lorillard Tobacco Co.	BBB-	3.500%	08/04/2016	N/A	318,111
900,000	Philip Morris International, Inc.	A	2.500%	05/16/2016	N/A	949,279
700,000	Reynolds American, Inc.	BBB-	7.625%	06/01/2016	N/A	834,465
						2,101,855

	Auto Parts & Equipment - 0.5%
750,000	Johnson Controls, Inc.	BBB+	5.500%	01/15/2016	N/A	841,712

	Banks - 33.1%
800,000	Abbey National Treasury Services PLC (United Kingdom)	A	4.000%	04/27/2016	N/A	851,374
900,000	Bank of America Corp., Series MTN	A-	3.625%	03/17/2016	N/A	955,868
1,400,000	Bank of America Corp., Series 1	A-	3.750%	07/12/2016	N/A	1,499,138
2,470,000	Bank of America Corp.	A-	6.500%	08/01/2016	N/A	2,852,378
500,000	Bank of America Corp.	BBB+	5.750%	08/15/2016	N/A	555,402
1,400,000	Bank of America Corp.	A-	5.625%	10/14/2016	N/A	1,582,944
380,000	Bank of New York Mellon Corp., Series MTN	A+	2.500%	01/15/2016	N/A	398,533
769,000	Bank of New York Mellon Corp., Series MTN	A+	2.300%	07/28/2016	N/A	802,228
500,000	Bank of New York Mellon Corp., Series MTN	A+	2.400%	01/17/2017	12/18/16 @ 100	523,526
550,000	Bank of Nova Scotia (Canada)	A+	2.900%	03/29/2016	N/A	582,114
1,708,000	Barclays Bank PLC, Series 1 (United Kingdom)	A+	5.000%	09/22/2016	N/A	1,924,918
500,000	BB&T Corp., Series MTN	A-	3.200%	03/15/2016	02/16/16 @ 100	534,387
524,000	BB&T Corp., Series MTN	A-	3.950%	04/29/2016	N/A	572,443
1,500,000	BNP Paribas SA, Series MTN (France)(a)	A+	3.600%	02/23/2016	N/A	1,596,780
850,000	Capital One Financial Corp.	BBB	3.150%	07/15/2016	N/A	906,668
727,000	Capital One Financial Corp.	BBB-	6.150%	09/01/2016	N/A	838,997
872,000	Citigroup, Inc.	A-	5.300%	01/07/2016	N/A	965,718
1,000,000	Citigroup, Inc.	A-	1.250%	01/15/2016	N/A	997,952
1,300,000	Citigroup, Inc.	A-	3.953%	06/15/2016	N/A	1,398,442
800,000	Citigroup, Inc.	A-	5.850%	08/02/2016	N/A	910,245
162,000	Comerica Bank, Series BKNT	A-	5.750%	11/21/2016	N/A	186,803
1,600,000	Deutsche Bank AG (Germany)	A+	3.250%	01/11/2016	N/A	1,698,890
800,000	Fifth Third Bancorp	BBB	3.625%	01/25/2016	N/A	858,152
1,908,000	Goldman Sachs Group, Inc.	A-	5.350%	01/15/2016	N/A	2,117,304
2,900,000	Goldman Sachs Group, Inc.	A-	3.625%	02/07/2016	N/A	3,085,557
1,200,000	Goldman Sachs Group, Inc.	A-	5.750%	10/01/2016	N/A	1,368,944
1,442,000	JPMorgan Chase & Co.	A	2.600%	01/15/2016	N/A	1,504,701
2,075,000	JPMorgan Chase & Co.	A	3.450%	03/01/2016	N/A	2,219,698
2,650,000	JPMorgan Chase & Co.	A	3.150%	07/05/2016	N/A	2,807,338
600,000	JPMorgan Chase Bank NA, Series BKNT	A	5.875%	06/13/2016	N/A	686,129
500,000	KeyBank NA, Series MTN	BBB+	5.450%	03/03/2016	N/A	564,164
722,000	Lloyds TSB Bank PLC (United Kingdom)	A	4.875%	01/21/2016	N/A	796,256
1,800,000	Morgan Stanley	A-	3.800%	04/29/2016	N/A	1,912,408
1,050,000	Morgan Stanley, Series MTN	A-	5.750%	10/18/2016	N/A	1,182,758
1,000,000	PNC Funding Corp.	A-	2.700%	09/19/2016	08/19/16 @ 100	1,057,147
900,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.875%	04/19/2016	N/A	955,373
950,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.300%	07/20/2016	N/A	994,337
1,000,000	Royal Bank of Scotland PLC (United Kingdom)	A	4.375%	03/16/2016	N/A	1,092,865
800,000	State Street Corp.	A+	2.875%	03/07/2016	N/A	853,809
500,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	0.900%	01/18/2016	N/A	499,392
850,000	SunTrust Banks, Inc.	BBB	3.600%	04/15/2016	03/15/16 @ 100	911,215
700,000	SunTrust Banks, Inc.	BBB	3.500%	01/20/2017	12/20/16 @ 100	753,957
900,000	Svenska Handelsbanken AB (Sweden)	AA-	3.125%	07/12/2016	N/A	962,189
800,000	Toronto-Dominion Bank, Series GMTN (Canada)	AA-	2.500%	07/14/2016	N/A	840,804
1,700,000	Toronto-Dominion Bank (Canada)	AA-	2.375%	10/19/2016	N/A	1,784,618
700,000	UBS AG, Series MTN (Switzerland)	BBB	5.875%	07/15/2016	N/A	784,261
250,000	Union Bank NA, Series BKNT	A	5.950%	05/11/2016	N/A	283,006
600,000	Union Bank NA, Series BKNT	A+	3.000%	06/06/2016	N/A	633,892
250,000	US Bancorp	BBB+	3.442%	02/01/2016	N/A	264,315
1,000,000	US Bancorp, Series MTN	A+	2.200%	11/15/2016	10/14/16 @ 100	1,045,214
500,000	Wachovia Bank NA, Series MTN	A+	5.600%	03/15/2016	N/A	564,057
761,000	Wachovia Corp.	A	5.625%	10/15/2016	N/A	871,997
500,000	Wachovia Corp.	A+	5.750%	02/01/2018	N/A	597,332
1,100,000	Wells Fargo & Co.	A+	3.676%	06/15/2016	N/A	1,193,843
700,000	Wells Fargo & Co.	A	5.125%	09/15/2016	N/A	790,399
1,250,000	Wells Fargo & Co.	A+	2.625%	12/15/2016	N/A	1,320,527
500,000	Wells Fargo Bank NA	A+	5.750%	05/16/2016	N/A	569,398
						61,863,104

	Beverages - 2.5%
500,000	Anheuser-Busch InBev Finance, Inc.(a)	A	0.800%	01/15/2016	N/A	500,663
500,000	Anheuser-Busch InBev Worldwide, Inc.	A	2.875%	02/15/2016	N/A	530,236
45,000	Beam, Inc.	BBB-	5.375%	01/15/2016	N/A	50,088
600,000	Bottling Group, LLC	A	5.500%	04/01/2016	N/A	684,955
1,400,000	Coca-Cola Co.	AA-	1.800%	09/01/2016	N/A	1,450,872
500,000	Diageo Capital PLC (United Kingdom)	A-	5.500%	09/30/2016	N/A	578,260
80,000	Dr Pepper Snapple Group, Inc.	BBB	2.900%	01/15/2016	N/A	84,572
700,000	PepsiCo, Inc.	A-	2.500%	05/10/2016	N/A	737,905
						4,617,551

	Biotechnology - 1.2%
500,000	Amgen, Inc.	A+	2.300%	06/15/2016	N/A	522,672
1,000,000	Amgen, Inc.	A+	2.500%	11/15/2016	N/A	1,050,801
600,000	Gilead Sciences, Inc.	A-	3.050%	12/01/2016	N/A	644,497
						2,217,970

	Building Materials - 1.1%
506,000	CRH America, Inc.	BBB+	6.000%	09/30/2016	N/A	576,829
150,000	Lafarge SA (France)	BB+	6.500%	07/15/2016	N/A	167,250
893,000	Masco Corp.	BBB-	6.125%	10/03/2016	N/A	992,218
200,000	Owens Corning	BBB-	6.500%	12/01/2016	N/A	225,910
						1,962,207

	Chemicals - 1.4%
650,000	Dow Chemical Co.	BBB	2.500%	02/15/2016	N/A	678,450
800,000	Ecolab, Inc.	BBB+	3.000%	12/08/2016	N/A	852,055
400,000	EI du Pont de Nemours & Co.	A	2.750%	04/01/2016	N/A	423,962
242,000	EI du Pont de Nemours & Co.	A	5.250%	12/15/2016	N/A	280,883
300,000	El du Pont de Nemours & Co.	A	1.950%	01/15/2016	N/A	309,971
						2,545,321

	Commercial Services - 0.5%
900,000	Western Union Co.	BBB+	5.930%	10/01/2016	N/A	994,364

	Computers - 2.2%
640,000	Hewlett-Packard Co.	BBB+	2.650%	06/01/2016	N/A	651,701
900,000	Hewlett-Packard Co.	BBB+	3.000%	09/15/2016	N/A	925,141
500,000	Hewlett-Packard Co.	BBB+	3.300%	12/09/2016	N/A	519,316
500,000	International Business Machines Corp.	AA-	2.000%	01/05/2016	N/A	518,588
1,500,000	International Business Machines Corp.	AA-	1.950%	07/22/2016	N/A	1,559,304
						4,174,050

	Cosmetics & Personal Care - 0.4%
700,000	Procter & Gamble Co.	AA-	1.450%	08/15/2016	N/A	719,454

	Diversified Financial Services - 12.6%
400,000	American Express Co.	BBB+	5.500%	09/12/2016	N/A	457,417
1,900,000	American Express Credit Corp., Series MTN	A-	2.800%	09/19/2016	N/A	2,012,279
250,000	AON Corp.	BBB+	3.125%	05/27/2016	N/A	264,023
600,000	Boeing Capital Corp.	A	2.125%	08/15/2016	07/15/16 @ 100	624,626
800,000	Caterpillar Financial Services Corp.	A	2.050%	08/01/2016	N/A	831,250
550,000	Countrywide Financial Corp.	BBB+	6.250%	05/15/2016	N/A	613,584
500,000	Credit Suisse USA, Inc.	A+	5.375%	03/02/2016	N/A	564,742
500,000	Ford Motor Credit Co., LLC	BB+	2.500%	01/15/2016	N/A	509,390
1,000,000	Ford Motor Credit Co., LLC	BB+	4.207%	04/15/2016	N/A	1,064,579
900,000	Ford Motor Credit Co., LLC	BB+	3.984%	06/15/2016	N/A	952,740
1,000,000	Ford Motor Credit Co., LLC	BB+	8.000%	12/15/2016	N/A	1,200,814
800,000	General Electric Capital Corp., Series MTN	AA+	1.000%	01/08/2016	N/A	803,068
662,000	General Electric Capital Corp., Series MTN	AA+	5.000%	01/08/2016	N/A	737,716
1,350,000	General Electric Capital Corp.	AA+	2.950%	05/09/2016	N/A	1,429,381
1,000,000	General Electric Capital Corp., Series MTN	AA+	3.350%	10/17/2016	N/A	1,075,017
850,000	General Electric Capital Corp., Series MTN	AA+	5.375%	10/20/2016	N/A	968,906
1,703,000	HSBC Finance Corp.	A	5.500%	01/19/2016	N/A	1,899,630
750,000	International Lease Finance Corp.	BBB-	5.750%	05/15/2016	N/A	810,284
665,000	John Deere Capital Corp., Series MTN	A	2.250%	06/07/2016	N/A	694,543
300,000	John Deere Capital Corp., Series MTN	A	1.850%	09/15/2016	N/A	309,843
708,000	Merrill Lynch & Co., Inc.	BBB+	6.050%	05/16/2016	N/A	790,452
800,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	4.125%	01/19/2016	N/A	850,136
600,000	ORIX Corp. (Japan)	A-	5.000%	01/12/2016	N/A	648,827
1,400,000	SLM Corp., Series MTN	BBB-	6.250%	01/25/2016	N/A	1,522,500
600,000	Toyota Motor Credit Corp., Series MTN	AA-	2.800%	01/11/2016	N/A	634,928
1,200,000	Toyota Motor Credit Corp., Series MTN	AA-	2.000%	09/15/2016	N/A	1,245,605
						23,516,280

	Electric - 0.4%
450,000	Duke Energy Corp.	BBB	2.150%	11/15/2016	N/A	465,847
308,000	Southern Co.	A-	1.950%	09/01/2016	N/A	318,297
						784,144

	Electronics - 0.7%
480,000	Thermo Fisher Scientific, Inc.	A-	3.200%	03/01/2016	N/A	508,494
760,000	Thermo Fisher Scientific, Inc.	A-	2.250%	08/15/2016	N/A	785,724
						1,294,218

	Environmental Control - 0.1%
184,000	Waste Management, Inc.	BBB	2.600%	09/01/2016	N/A	192,950

	Food - 1.6%
300,000	Kellogg Co.	BBB+	4.450%	05/30/2016	N/A	331,628
500,000	Kellogg Co.	BBB+	1.875%	11/17/2016	N/A	513,953
1,131,000	Mondelez International, Inc.	BBB-	4.125%	02/09/2016	N/A	1,233,647
350,000	Tyson Foods, Inc.	BBB	6.600%	04/01/2016	N/A	402,892
500,000	Unilever Capital Corp.	A+	2.750%	02/10/2016	N/A	527,542
						3,009,662

	Gas - 0.9%
461,000	National Grid PLC (United Kingdom)	BBB+	6.300%	08/01/2016	N/A	536,312
900,000	Sempra Energy	BBB+	6.500%	06/01/2016	N/A	1,052,538
						1,588,850

	Health Care Products - 1.7%
300,000	Baxter International, Inc.	A	5.900%	09/01/2016	N/A	350,695
500,000	Becton Dickinson and Co.	A	1.750%	11/08/2016	N/A	515,640
300,000	Boston Scientific Corp.	BBB-	6.400%	06/15/2016	N/A	344,002
560,000	Medtronic, Inc.	A+	2.625%	03/15/2016	N/A	588,909
500,000	St Jude Medical, Inc.	A	2.500%	01/15/2016	N/A	519,616
800,000	Stryker Corp.	A+	2.000%	09/30/2016	N/A	832,190
						3,151,052

	Health Care Services - 1.2%
300,000	Aetna, Inc.	A-	6.000%	06/15/2016	N/A	346,950
500,000	Cigna Corp.	BBB	2.750%	11/15/2016	N/A	527,492
300,000	Humana, Inc.	BBB	6.450%	06/01/2016	N/A	344,272
400,000	UnitedHealth Group, Inc.	A	5.375%	03/15/2016	N/A	452,408
523,000	WellPoint, Inc.	A-	5.250%	01/15/2016	N/A	582,814
						2,253,936

	Insurance - 2.4%
449,000	Allied World Assurance Co. Ltd. (Bermuda)	BBB+	7.500%	08/01/2016	N/A	529,523
500,000	American International Group, Inc.	A-	4.875%	09/15/2016	N/A	559,179
550,000	American International Group, Inc., Series MTN	A-	5.600%	10/18/2016	N/A	627,647
800,000	Berkshire Hathaway, Inc.	AA+	2.200%	08/15/2016	N/A	839,007
963,000	MetLife, Inc.	A-	6.750%	06/01/2016	N/A	1,137,224
700,000	Prudential Financial, Inc., Series MTN	A	3.000%	05/12/2016	N/A	740,550
						4,433,130

	Internet - 0.4%
800,000	Google, Inc.	AA	2.125%	05/19/2016	N/A	836,772

	Iron & Steel - 0.3%
600,000	ArcelorMittal (Luxembourg)	BB+	4.250%	03/01/2016	N/A	618,432

	Lodging - 0.0%***
5,000	Wyndham Worldwide Corp.	BBB-	6.000%	12/01/2016	N/A	5,722

	Machinery-Construction & Mining - 0.3%
500,000	Caterpillar, Inc.	A	5.700%	08/15/2016	N/A	580,975

	Machinery-Diversified - 0.1%
150,000	Xylem, Inc.	BBB	3.550%	09/20/2016	N/A	160,337

	Media - 4.0%
600,000	Comcast Corp.	A-	5.900%	03/15/2016	N/A	687,601
500,000	Comcast Corp.	A-	4.950%	06/15/2016	N/A	564,682
580,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.125%	02/15/2016	N/A	608,364
910,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.500%	03/01/2016	N/A	963,742
500,000	NBCUniversal Media, LLC	A-	2.875%	04/01/2016	N/A	527,934
500,000	Scripps Networks Interactive, Inc.	A-	2.700%	12/15/2016	N/A	527,368
900,000	Time Warner, Inc.	BBB	5.875%	11/15/2016	N/A	1,050,412
993,000	Viacom, Inc.	BBB+	6.250%	04/30/2016	N/A	1,149,245
800,000	Walt Disney Co.	A	1.350%	08/16/2016	N/A	817,046
450,000	Walt Disney Co., Series MTNC	A	5.625%	09/15/2016	N/A	523,104
						7,419,498

	Mining - 0.7%
665,000	Barrick Gold Corp. (Canada)	BBB+	2.900%	05/30/2016	N/A	699,188
100,000	Rio Tinto Finance USA Ltd. (Australia)	A-	2.500%	05/20/2016	N/A	104,844
500,000	Rio Tinto Finance USA Ltd. (Australia)	A-	2.250%	09/20/2016	N/A	520,219
						1,324,251

	Miscellaneous Manufacturing - 0.7%
800,000	3M Co.	AA-	1.375%	09/29/2016	N/A	820,043
400,000	Danaher Corp.	A+	2.300%	06/23/2016	N/A	420,934
						1,240,977

	Office & Business Equipment - 0.4%
300,000	Pitney Bowes, Inc., Series MTN	BBB	4.750%	01/15/2016	N/A	316,026
450,000	Xerox Corp.	BBB-	6.400%	03/15/2016	N/A	506,149
						822,175

	Oil & Gas - 5.4%
1,362,000	Anadarko Petroleum Corp.	BBB-	5.950%	09/15/2016	N/A	1,567,311
700,000	BP Capital Markets PLC (United Kingdom)	A	3.200%	03/11/2016	N/A	747,743
1,000,000	BP Capital Markets PLC (United Kingdom)	A	2.248%	11/01/2016	N/A	1,041,755
962,000	ConocoPhillips Canada Funding Co. I (Canada)	A	5.625%	10/15/2016	N/A	1,123,398
170,000	Devon Energy Corp.	BBB+	2.400%	07/15/2016	06/15/16 @ 100	176,131
800,000	Ensco PLC (United Kingdom)	BBB+	3.250%	03/15/2016	N/A	850,760
550,000	Marathon Petroleum Corp.	BBB	3.500%	03/01/2016	N/A	587,650
350,000	Occidental Petroleum Corp.	A	2.500%	02/01/2016	N/A	368,367
680,000	Occidental Petroleum Corp.	A	4.125%	06/01/2016	N/A	752,302
500,000	Statoil ASA (Norway)	AA-	1.800%	11/23/2016	N/A	517,284
200,000	Total Capital International SA (France)	AA-	0.750%	01/25/2016	N/A	200,726
1,150,000	Total Capital SA (France)	AA-	2.300%	03/15/2016	N/A	1,198,949
800,000	Transocean, Inc. (Cayman Island)	BBB-	5.050%	12/15/2016	N/A	891,948
						10,024,324

	Pharmaceuticals - 3.4%
600,000	Allergan, Inc.	A+	5.750%	04/01/2016	N/A	686,737
1,150,000	Express Scripts Holding Co.	BBB+	3.125%	05/15/2016	N/A	1,214,595
585,000	Express Scripts Holding Co.	BBB+	3.500%	11/15/2016	N/A	630,763
700,000	Johnson & Johnson	AAA	2.150%	05/15/2016	N/A	735,347
400,000	McKesson Corp.	A-	3.250%	03/01/2016	N/A	429,834
800,000	Merck & Co., Inc.	AA	2.250%	01/15/2016	N/A	837,083
1,200,000	Sanofi (France)	AA-	2.625%	03/29/2016	N/A	1,264,973
563,000	Wyeth, LLC	AA	5.500%	02/15/2016	N/A	640,679
						6,440,011

	Pipelines - 1.0%
600,000	Enterprise Products Operating, LLC	BBB+	3.200%	02/01/2016	N/A	638,542
200,000	Kinder Morgan Energy Partners, LP	BBB	3.500%	03/01/2016	N/A	214,179
600,000	ONEOK Partners, LP	BBB	3.250%	02/01/2016	01/01/16 @ 100	634,962
400,000	TransCanada PipeLines Ltd. (CAN)	A-	0.750%	01/15/2016	N/A	400,078
						1,887,761

	Real Estate Investment Trusts - 1.0%
400,000	ERP Operating, LP	BBB+	5.125%	03/15/2016	N/A	446,887
250,000	HCP, Inc.	BBB+	3.750%	02/01/2016	N/A	267,829
557,000	Simon Property Group, LP	A-	5.250%	12/01/2016	09/02/16 @ 100	636,937
500,000	Simon Property Group, LP	A-	5.875%	03/01/2017	12/01/16 @ 100	584,086
						1,935,739

	Retail - 2.9%
2,346,000	Home Depot, Inc.	A-	5.400%	03/01/2016	N/A	2,666,109
600,000	Lowe's Cos., Inc.	A-	5.400%	10/15/2016	N/A	694,485
849,000	Macy's Retail Holdings, Inc.	BBB	5.900%	12/01/2016	N/A	991,972
400,000	Target Corp.	A+	5.875%	07/15/2016	N/A	468,305
500,000	Wal-Mart Stores, Inc.	AA	2.800%	04/15/2016	N/A	532,686
						5,353,557

	Savings & Loans - 0.3%
500,000	Santander Holdings USA, Inc.	BBB	4.625%	04/19/2016	N/A	536,335

	Semiconductors - 1.1%
1,200,000	Intel Corp.	A+	1.950%	10/01/2016	N/A	1,245,354
800,000	Texas Instruments, Inc.	A+	2.375%	05/16/2016	N/A	839,095
						2,084,449

	Software - 1.5%
280,000	Fiserv, Inc.	BBB-	3.125%	06/15/2016	N/A	295,667
680,000	Microsoft Corp.	AAA	2.500%	02/08/2016	N/A	715,922
1,585,000	Oracle Corp.	A+	5.250%	01/15/2016	N/A	1,790,703
						2,802,292

	Telecommunications - 8.0%
500,000	AT&T, Inc.	A-	0.900%	02/12/2016	N/A	500,679
1,300,000	AT&T, Inc.	A-	2.950%	05/15/2016	N/A	1,380,634
899,000	AT&T, Inc.	A-	5.625%	06/15/2016	N/A	1,030,441
1,000,000	AT&T, Inc.	A-	2.400%	08/15/2016	N/A	1,047,178
2,085,000	Cisco Systems, Inc.	A+	5.500%	02/22/2016	N/A	2,376,537
529,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.750%	03/23/2016	N/A	598,775
700,000	Embarq Corp.	BB	7.082%	06/01/2016	N/A	804,744
650,000	France Telecom SA (France)	A-	2.750%	09/14/2016	N/A	680,695
600,000	Telefonica Emisiones SAU (Spain)	BBB	3.992%	02/16/2016	N/A	620,765
1,000,000	Telefonica Emisiones SAU (Spain)	BBB	6.421%	06/20/2016	N/A	1,100,738
899,000	Verizon Communications, Inc.	A-	5.550%	02/15/2016	N/A	1,019,550
900,000	Verizon Communications, Inc.	A-	3.000%	04/01/2016	N/A	958,184
900,000	Verizon Communications, Inc.	A-	2.000%	11/01/2016	N/A	933,770
500,000	Vodafone Group PLC (United Kingdom)	A-	0.900%	02/19/2016	N/A	499,956
800,000	Vodafone Group PLC (United Kingdom)	A-	5.750%	03/15/2016	N/A	915,038
500,000	Vodafone Group PLC (United Kingdom)	A-	2.875%	03/16/2016	N/A	529,101
						14,996,785

	Textiles - 0.2%
360,000	Mohawk Industries, Inc.	BBB-	6.375%	01/15/2016	N/A	407,250

	Transportation - 0.2%
300,000	Norfolk Southern Corp.	BBB+	5.750%	01/15/2016	N/A	340,063

	Total Corporate Bonds - 98.9%
	(Cost $179,353,493)					184,781,869

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.4%
827,830	BNY Mellon Securities Lending Overnight Fund, 0.1879%(b) (c)					827,830
	(Cost $827,830)

	Total Investments - 99.3%
	(Cost $180,181,323)					185,609,699
	Other Assets in excess of Liabilities - 0.7%					1,329,786
	Net Assets - 100.0%					$ 186,939,485

AB - Stock Company
AG - Stock Corporation
ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
***	Less than 0.1%
(a)	Security, or portion thereof, was on loan at February 28, 2013.
(b)	At February 28, 2013, the total market value of the Fund's securities on loan was $806,044 and the total market value of the collateral held by the Fund was $827,830.
(c)	Interest rate shown reflects yield as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Country Allocation****
United States	81.7%
United Kingdom	5.6%
Canada	4.0%
France	2.8%
Japan	1.1%
Spain	0.9%
Germany	0.9%
Sweden	0.5%
Cayman Islands	0.5%
Switzerland	0.4%
Australia	0.4%
Luxembourg	0.3%
Netherlands	0.3%
Bermuda	0.3%
Norway	0.3%
**** Subject to change daily. Based on total corporate bonds.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 180,181,323	$ 5,474,758	$ (46,382)	$ 5,428,376

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust ("Board of Trustees"). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Corporate Bonds	$ –	$ 184,782	$ –	$ 184,782
Investments of Collateral for Securities Loaned	828	–	–	828
Total	$ 828	$ 184,782	$ –	$ 185,610

During the nine months ended February 28, 2013, there were no transfers between levels.

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.8%
	Aerospace & Defense - 1.2%
$800,000	General Dynamics Corp.	A	1.000%	11/15/2017	N/A	$794,274
1,400,000	United Technologies Corp.	A	1.800%	06/01/2017	N/A	1,444,178
521,000	United Technologies Corp.	A	5.375%	12/15/2017	N/A	619,642
						2,858,094

	Agriculture - 1.1%
700,000	Bunge Ltd. Finance Corp.	BBB-	3.200%	06/15/2017	N/A	728,211
350,000	Lorillard Tobacco Co.	BBB-	2.300%	08/21/2017	N/A	354,803
400,000	Philip Morris International, Inc.	A	1.625%	03/20/2017	N/A	408,008
500,000	Philip Morris International, Inc.	A	1.125%	08/21/2017	N/A	498,872
470,000	Reynolds American, Inc.	BBB-	6.750%	06/15/2017	N/A	568,010
						2,557,904

	Banks - 31.5%
750,000	American Express Bank FSB, Series BKNT	A-	6.000%	09/13/2017	N/A	897,863
1,000,000	American Express Centurion Bank, Series BKN1	A-	6.000%	09/13/2017	N/A	1,197,151
500,000	Bank of America Corp.	BBB+	5.420%	03/15/2017	N/A	558,312
800,000	Bank of America Corp.	A-	3.875%	03/22/2017	N/A	862,658
1,670,000	Bank of America Corp.	A-	6.000%	09/01/2017	N/A	1,941,620
2,445,000	Bank of America Corp.	A-	5.750%	12/01/2017	N/A	2,832,652
1,300,000	Bank of America NA, Series BKNT	A-	5.300%	03/15/2017	N/A	1,458,409
500,000	Bank of America NA, Series BKNT	A-	6.100%	06/15/2017	N/A	577,915
1,020,000	Bank of Montreal, Series MTN (Canada)	A+	2.500%	01/11/2017	N/A	1,068,282
1,000,000	Bank of Montreal, Series MTN (Canada)	A+	1.400%	09/11/2017	N/A	1,002,314
500,000	Bank of New York Mellon Corp., Series MTN	A+	2.400%	01/17/2017	12/18/16 @ 100	523,526
400,000	Bank of New York Mellon Corp.	A+	1.969%	06/20/2017	N/A	412,538
800,000	Bank of Nova Scotia (Canada)	A+	2.550%	01/12/2017	N/A	840,630
1,000,000	Bank of Nova Scotia (Canada)	A+	1.375%	12/18/2017	11/18/17 @ 100	1,001,288
500,000	BB&T Corp., Series MTN	A-	2.150%	03/22/2017	02/22/17 @ 100	517,213
950,000	BB&T Corp., Series MTN	A-	1.600%	08/15/2017	07/14/17 @ 100	963,373
1,750,000	BNP Paribas SA, Series MTN (France)	A+	2.375%	09/14/2017	N/A	1,794,534
927,000	Capital One Financial Corp.	BBB	6.750%	09/15/2017	N/A	1,126,245
1,900,000	Citigroup, Inc.	A-	4.450%	01/10/2017	N/A	2,099,956
948,000	Citigroup, Inc.	BBB+	5.500%	02/15/2017	N/A	1,065,678
1,519,000	Citigroup, Inc.	A-	6.000%	08/15/2017	N/A	1,780,590
3,188,000	Citigroup, Inc.	A-	6.125%	11/21/2017	N/A	3,775,220
500,000	Comerica Bank	A-	5.200%	08/22/2017	N/A	576,384
2,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA-	3.375%	01/19/2017	N/A	2,263,437
2,516,000	Deutsche Bank AG (Germany)	A+	6.000%	09/01/2017	N/A	3,006,082
300,000	Fifth Third Bancorp	BBB-	5.450%	01/15/2017	N/A	338,541
1,750,000	Goldman Sachs Group, Inc.	BBB+	5.625%	01/15/2017	N/A	1,969,478
2,496,000	Goldman Sachs Group, Inc.	A-	6.250%	09/01/2017	N/A	2,946,084
500,000	HSBC Bank USA NA, Series BKNT	A	6.000%	08/09/2017	N/A	588,818
400,000	JPMorgan Chase & Co.	A-	6.125%	06/27/2017	N/A	471,495
2,200,000	JPMorgan Chase & Co.	A	2.000%	08/15/2017	N/A	2,248,356
750,000	JPMorgan Chase Bank NA, Series BKNT	A	6.000%	07/05/2017	N/A	881,170
2,250,000	JPMorgan Chase Bank NA, Series BKNT	A	6.000%	10/01/2017	N/A	2,666,542
600,000	Lloyds TSB Bank PLC (United Kingdom)(a)	A	4.200%	03/28/2017	N/A	661,576
1,497,000	Morgan Stanley, Series GMTN	A-	5.450%	01/09/2017	N/A	1,677,303
2,100,000	Morgan Stanley	A-	4.750%	03/22/2017	N/A	2,321,960
900,000	Morgan Stanley, Series MTN	A-	5.550%	04/27/2017	N/A	1,015,843
1,300,000	Morgan Stanley, Series MTN	A-	6.250%	08/28/2017	N/A	1,509,787
1,500,000	Morgan Stanley, Series MTN	A-	5.950%	12/28/2017	N/A	1,738,666
500,000	National Bank of Canada, Series MTN (Canada)	A-	1.450%	11/07/2017	10/07/17 @ 100	500,741
300,000	PNC Bank NA, Series BKNT	A-	5.250%	01/15/2017	N/A	340,510
300,000	PNC Bank NA, Series BKNT	A-	4.875%	09/21/2017	N/A	344,644
400,000	PNC Funding Corp.	BBB+	5.625%	02/01/2017	N/A	460,270
2,000,000	Royal Bank of Canada (Canada)	AAA	1.200%	09/19/2017	N/A	2,006,440
950,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.800%	07/18/2017	N/A	967,384
500,000	SunTrust Banks, Inc.	BBB	3.500%	01/20/2017	12/20/16 @ 100	538,541
300,000	SunTrust Banks, Inc.	BBB	6.000%	09/11/2017	N/A	356,186
1,600,000	Svenska Handelsbanken AB (Sweden)	AA-	2.875%	04/04/2017	N/A	1,699,365
1,333,000	UBS AG, Series BKNT (Switzerland)	A	5.875%	12/20/2017	N/A	1,597,738
500,000	Union Bank NA, Series BKNT	A+	2.125%	06/16/2017	N/A	513,807
800,000	US Bancorp, Series MTN	A+	1.650%	05/15/2017	04/15/17 @ 100	815,141
900,000	Wachovia Bank NA, Series BKNT	A+	6.000%	11/15/2017	N/A	1,082,129
1,559,000	Wachovia Corp.	A+	5.750%	06/15/2017	N/A	1,836,257
1,200,000	Wells Fargo & Co., Series MTN	A+	2.100%	05/08/2017	N/A	1,241,011
2,316,000	Wells Fargo & Co.	A+	5.625%	12/11/2017	N/A	2,753,020
						72,232,673

	Beverages - 2.5%
1,600,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.375%	07/15/2017	N/A	1,614,786
870,000	Coca-Cola Co.	AA-	5.350%	11/15/2017	N/A	1,036,637
697,000	Diageo Capital PLC (United Kingdom)	A-	1.500%	05/11/2017	N/A	705,874
1,207,000	Diageo Capital PLC (United Kingdom)	A-	5.750%	10/23/2017	N/A	1,447,917
900,000	PepsiCo, Inc.	A-	1.250%	08/13/2017	N/A	903,999
						5,709,213

	Biotechnology - 1.1%
1,300,000	Amgen, Inc.	A+	2.125%	05/15/2017	N/A	1,343,794
636,000	Amgen, Inc.	A+	5.850%	06/01/2017	N/A	753,597
500,000	Celgene Corp.	BBB+	1.900%	08/15/2017	N/A	509,064
						2,606,455

	Chemicals - 1.2%
600,000	Eastman Chemical Co.	BBB	2.400%	06/01/2017	N/A	625,688
500,000	Ecolab, Inc.	BBB+	1.450%	12/08/2017	N/A	498,236
400,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	3.250%	12/01/2017	N/A	433,867
775,000	Rohm & Haas Co.	BBB	6.000%	09/15/2017	N/A	914,551
375,000	Sherwin-Williams Co.	A	1.350%	12/15/2017	N/A	376,263
						2,848,605

	Commercial Services - 0.2%
500,000	Western Union Co.	BBB+	2.875%	12/10/2017	N/A	503,273

	Computers - 2.6%
250,000	Hewlett-Packard Co.	BBB+	5.400%	03/01/2017	N/A	273,412
1,000,000	Hewlett-Packard Co.	BBB+	2.600%	09/15/2017	N/A	1,002,249
1,000,000	International Business Machines Corp.	AA-	1.250%	02/06/2017	N/A	1,010,857
2,246,000	International Business Machines Corp.	AA-	5.700%	09/14/2017	N/A	2,694,562
900,000	NetApp, Inc.	BBB+	2.000%	12/15/2017	N/A	900,519
						5,881,599

	Diversified Financial Services - 13.3%
1,027,000	American Express Co.	BBB+	6.150%	08/28/2017	N/A	1,231,856
1,800,000	American Express Credit Corp., Series MTN	A-	2.375%	03/24/2017	N/A	1,882,904
600,000	Bear Stearns Cos., LLC	A-	5.550%	01/22/2017	N/A	684,512
1,951,000	Bear Stearns Cos., LLC	A	6.400%	10/02/2017	N/A	2,350,362
600,000	BlackRock, Inc.	A+	6.250%	09/15/2017	N/A	729,974
300,000	Caterpillar Financial Services Corp., Series MTN	A	1.625%	06/01/2017	N/A	305,540
500,000	Caterpillar Financial Services Corp., Series MTNG	A	1.250%	11/06/2017	N/A	501,651
100,000	Eaton Vance Corp.	A-	6.500%	10/02/2017	N/A	120,078
750,000	Ford Motor Credit Co., LLC	BB+	4.250%	02/03/2017	N/A	803,606
1,250,000	Ford Motor Credit Co., LLC	BB+	3.000%	06/12/2017	N/A	1,282,950
1,000,000	Ford Motor Credit Co., LLC	BB+	6.625%	08/15/2017	N/A	1,168,944
800,000	General Electric Capital Corp.	AA+	2.900%	01/09/2017	N/A	849,171
1,176,000	General Electric Capital Corp., Series MTN	AA+	5.400%	02/15/2017	N/A	1,355,062
1,350,000	General Electric Capital Corp., Series MTN	AA+	2.300%	04/27/2017	N/A	1,400,018
2,392,000	General Electric Capital Corp., Series MTN	AA+	5.625%	09/15/2017	N/A	2,820,398
500,000	General Electric Capital Corp., Series GMTN(a)	AA+	1.600%	11/20/2017	N/A	503,467
500,000	International Lease Finance Corp.	BBB-	8.750%	03/15/2017	N/A	591,875
500,000	John Deere Capital Corp., Series MTN	A	2.000%	01/13/2017	N/A	518,727
450,000	John Deere Capital Corp., Series MTN	A	1.400%	03/15/2017	N/A	455,714
300,000	John Deere Capital Corp., Series MTN	A	2.800%	09/18/2017	N/A	321,308
600,000	John Deere Capital Corp.	A	1.200%	10/10/2017	N/A	602,761
600,000	Merrill Lynch & Co., Inc.	BBB+	5.700%	05/02/2017	N/A	677,462
1,438,000	Merrill Lynch & Co., Inc., Series GMTN	A-	6.400%	08/28/2017	N/A	1,689,850
1,150,000	Murray Street Investment Trust I	A-	4.647%	03/09/2017	N/A	1,260,391
400,000	National Rural Utilities Cooperative Finance Corp.	A+	5.450%	04/10/2017	N/A	468,167
600,000	NYSE Euronext	A+	2.000%	10/05/2017	N/A	617,896
100,000	ORIX Corp. (Japan)	A-	3.750%	03/09/2017	N/A	105,223
400,000	PACCAR Financial Corp., Series MTN	A+	1.600%	03/15/2017	N/A	406,636
1,000,000	SLM Corp., Series MTN	BBB-	6.000%	01/25/2017	N/A	1,087,500
500,000	SLM Corp., Series MTN	BBB-	4.625%	09/25/2017	N/A	513,254
660,000	Toyota Motor Credit Corp., Series MTN	AA-	2.050%	01/12/2017	N/A	683,914
860,000	Toyota Motor Credit Corp., Series MTN	AA-	1.750%	05/22/2017	N/A	880,768
1,600,000	Toyota Motor Credit Corp., Series MTN	AA-	1.250%	10/05/2017	N/A	1,603,054
						30,474,993

	Electric - 1.5%
600,000	American Electric Power Co., Inc.	BBB-	1.650%	12/15/2017	11/15/17 @ 100	602,554
500,000	Duke Energy Corp.	BBB	1.625%	08/15/2017	N/A	504,247
652,000	Exelon Generation Co., LLC	BBB	6.200%	10/01/2017	N/A	768,665
670,000	Pacific Gas & Electric Co.	BBB	5.625%	11/30/2017	N/A	803,453
570,000	Virginia Electric & Power Co.	A-	5.950%	09/15/2017	N/A	691,017
						3,369,936

	Electronics - 0.3%
510,000	Agilent Technologies, Inc.	BBB+	6.500%	11/01/2017	N/A	613,358

	Engineering & Construction - 0.1%
260,000	ABB Finance USA, Inc.	A	1.625%	05/08/2017	N/A	263,772

	Food - 2.0%
100,000	ConAgra Foods, Inc.	BBB-	5.819%	06/15/2017	N/A	116,307
800,000	General Mills Inc.	BBB+	5.700%	02/15/2017	N/A	935,684
1,000,000	Kraft Foods Group, Inc.	BBB	2.250%	06/05/2017	N/A	1,039,274
570,000	Kroger Co.	BBB	6.400%	08/15/2017	N/A	682,125
1,199,000	Mondelez International, Inc.	BBB-	6.500%	08/11/2017	N/A	1,452,491
200,000	Safeway, Inc.	BBB	6.350%	08/15/2017	N/A	228,781
250,000	Unilever Capital Corp.	A+	0.850%	08/02/2017	N/A	248,847
						4,703,509

	Gas - 0.1%
150,000	Sempra Energy	BBB+	2.300%	04/01/2017	N/A	155,888

	Health Care Products - 0.7%
500,000	Baxter International, Inc.	A	1.850%	01/15/2017	N/A	514,384
713,000	Covidien International Finance SA (Luxembourg)	A	6.000%	10/15/2017	N/A	858,349
300,000	Hospira, Inc.	BBB+	6.050%	03/30/2017	N/A	345,009
						1,717,742

	Health Care Services - 0.8%
500,000	Aetna, Inc.	A-	1.500%	11/15/2017	10/15/17 @ 100	502,290
330,000	Laboratory Corp. of America Holdings	BBB	2.200%	08/23/2017	N/A	335,256
400,000	UnitedHealth Group, Inc.	A	1.400%	10/15/2017	N/A	402,195
570,000	WellPoint, Inc.	A-	5.875%	06/15/2017	N/A	675,097
						1,914,838
	Household Products & Housewares - 0.4%
759,000	Kimberly-Clark Corp.	A	6.125%	08/01/2017	N/A	921,586

	Insurance - 2.9%
300,000	ACE INA Holdings, Inc.	A	5.700%	02/15/2017	N/A	351,134
450,000	Aflac, Inc.	A-	2.650%	02/15/2017	N/A	473,869
1,200,000	American International Group, Inc.	A-	3.800%	03/22/2017	N/A	1,304,185
1,000,000	American International Group, Inc., Series MTN	A-	5.450%	05/18/2017	N/A	1,149,177
1,000,000	Berkshire Hathaway Finance Corp.	AA+	1.600%	05/15/2017	N/A	1,022,216
800,000	Berkshire Hathaway, Inc.	AA+	1.900%	01/31/2017	N/A	826,337
300,000	Hartford Financial Services Group, Inc.	BBB	5.375%	03/15/2017	N/A	342,278
920,000	Prudential Financial, Inc., Series MTN	A	6.000%	12/01/2017	N/A	1,097,645
90,000	Willis North America, Inc.	BBB-	6.200%	03/28/2017	N/A	102,801
						6,669,642

	Internet - 0.9%
800,000	Amazon.com, Inc.	AA-	1.200%	11/29/2017	N/A	796,810
600,000	eBay, Inc.	A	1.350%	07/15/2017	N/A	606,189
550,000	Symantec Corp.	BBB	2.750%	06/15/2017	05/15/17 @ 100	568,151
						1,971,150

	Iron & Steel - 0.2%
40,000	ArcelorMittal (Luxembourg)	BB+	5.000%	02/25/2017	N/A	41,657
430,000	Nucor Corp.	A	5.750%	12/01/2017	N/A	514,439
						556,096

	Leisure Time - 0.2%
400,000	Carnival Corp. (Panama)	BBB+	1.875%	12/15/2017	N/A	401,600

	Lodging - 0.2%
550,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.(a)	BBB-	5.375%	03/15/2022	03/15/17 @ 103	580,938

	Machinery-Construction & Mining - 0.1%
150,000	Caterpillar, Inc.	A	1.500%	06/26/2017	N/A	152,409

	Media - 3.9%
712,000	Comcast Cable Communications, LLC	A-	8.875%	05/01/2017	N/A	915,869
900,000	Comcast Corp.	A-	6.500%	01/15/2017	N/A	1,081,055
769,000	Comcast Corp.	A-	6.300%	11/15/2017	N/A	938,549
1,500,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	2.400%	03/15/2017	N/A	1,533,225
1,458,000	Time Warner Cable, Inc.	BBB	5.850%	05/01/2017	N/A	1,697,376
500,000	Time Warner Cos., Inc.	BBB	7.250%	10/15/2017	N/A	623,138
300,000	Viacom, Inc.	BBB+	3.500%	04/01/2017	N/A	323,527
300,000	Viacom, Inc.	BBB+	6.125%	10/05/2017	N/A	356,729
500,000	Walt Disney Co., Series MTN	A	1.125%	02/15/2017	N/A	501,889
1,000,000	Walt Disney Co., Series MTN	A	1.100%	12/01/2017	N/A	1,000,134
						8,971,491

	Mining - 1.2%
646,000	Alcoa, Inc.(a)	BBB-	5.550%	02/01/2017	N/A	711,851
600,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	2.150%	03/01/2017	N/A	608,581
480,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	2.000%	03/22/2017	02/22/17 @ 100	492,113
980,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	1.625%	08/21/2017	07/21/17 @ 100	989,204
						2,801,749

	Miscellaneous Manufacturing - 2.2%
600,000	3M Co., Series MTN	AA-	1.000%	06/26/2017	N/A	603,112
3,309,000	General Electric Co.	AA+	5.250%	12/06/2017	N/A	3,884,905
434,000	Tyco Electronics Group SA (Luxembourg)	BBB+	6.550%	10/01/2017	N/A	519,298
						5,007,315

	Office & Business Equipment - 0.8%
470,000	Pitney Bowes, Inc., Series MTN(a)	BBB	5.750%	09/15/2017	N/A	506,229
800,000	Xerox Corp.	BBB-	6.750%	02/01/2017	N/A	924,868
500,000	Xerox Corp.	BBB-	2.950%	03/15/2017	N/A	513,267
						1,944,364

	Oil & Gas - 7.8%
1,542,000	Anadarko Petroleum Corp.	BBB-	6.375%	09/15/2017	N/A	1,843,191
300,000	Apache Corp.	A-	5.625%	01/15/2017	N/A	348,985
1,000,000	BP Capital Markets PLC (United Kingdom)	A	1.846%	05/05/2017	N/A	1,025,062
800,000	BP Capital Markets PLC (United Kingdom)	A	1.375%	11/06/2017	N/A	802,814
780,000	Canadian Natural Resources Ltd. (Canada)	BBB+	5.700%	05/15/2017	N/A	913,126
1,400,000	Chevron Corp.	AA	1.104%	12/05/2017	11/05/17 @ 100	1,404,897
800,000	ConocoPhillips Co.	A	1.050%	12/15/2017	09/15/17 @ 100	798,994
480,000	Devon Energy Corp.	BBB+	1.875%	05/15/2017	04/15/17 @ 100	485,096
580,000	EnCana Corp. (Canada)	BBB	5.900%	12/01/2017	N/A	685,308
313,000	EOG Resources, Inc.	A-	5.875%	09/15/2017	N/A	376,883
387,000	Marathon Oil Corp.	BBB	6.000%	10/01/2017	N/A	463,730
500,000	Murphy Oil Corp.	BBB	2.500%	12/01/2017	N/A	501,615
1,200,000	Occidental Petroleum Corp.	A	1.750%	02/15/2017	N/A	1,233,451
900,000	Phillips 66	BBB	2.950%	05/01/2017	N/A	953,232
800,000	Shell International Finance BV (Netherlands)	AA	5.200%	03/22/2017	N/A	933,046
650,000	Shell International Finance BV (Netherlands)	AA	1.125%	08/21/2017	N/A	652,487
1,170,000	Statoil ASA (Norway)	AA-	3.125%	08/17/2017	N/A	1,269,586
1,050,000	Total Capital International SA (France)	AA-	1.500%	02/17/2017	N/A	1,068,766
900,000	Total Capital International SA (France)	AA-	1.550%	06/28/2017	N/A	913,314
500,000	Transocean, Inc. (Cayman Islands)	BBB-	2.500%	10/15/2017	N/A	506,820
532,000	Valero Energy Corp.	BBB	6.125%	06/15/2017	N/A	634,614
						17,815,017

	Oil & Gas Services - 0.3%
300,000	National Oilwell Varco, Inc.	A-	1.350%	12/01/2017	N/A	301,554
320,000	Weatherford International, Inc.	BBB-	6.350%	06/15/2017	N/A	369,715
						671,269

	Pharmaceuticals - 4.2%
1,125,000	Actavis, Inc.	BBB	1.875%	10/01/2017	N/A	1,135,750
1,582,000	AstraZeneca PLC (United Kingdom)	AA-	5.900%	09/15/2017	N/A	1,904,298
400,000	Bristol-Myers Squibb Co.	A+	0.875%	08/01/2017	N/A	396,532
870,000	ELI Lilly & Co.	AA-	5.200%	03/15/2017	N/A	1,012,135
300,000	Express Scripts Holding Co.	BBB+	2.650%	02/15/2017	N/A	313,787
1,700,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	1.500%	05/08/2017	N/A	1,727,176
746,000	Johnson & Johnson	AAA	5.550%	08/15/2017	N/A	894,017
570,000	McKesson Corp.	A-	5.700%	03/01/2017	N/A	668,955
800,000	Merck & Co., Inc.	AA	6.000%	09/15/2017	N/A	971,214
500,000	Wyeth, LLC	AA	5.450%	04/01/2017	N/A	588,413
						9,612,277

	Pipelines - 0.9%
500,000	DCP Midstream Operating, LP	BBB-	2.500%	12/01/2017	11/01/17 @ 100	506,098
520,000	Enterprise Products Operating, LLC, Series L	BBB+	6.300%	09/15/2017	N/A	627,926
350,000	Kinder Morgan Energy Partners LP	BBB	6.000%	02/01/2017	N/A	407,683
500,000	Williams Partners, LP / Williams Partners Finance Corp.	BBB	7.250%	02/01/2017	N/A	603,851
						2,145,558

	Real Estate Investment Trusts - 1.3%
300,000	American Tower Corp.	BB+	7.000%	10/15/2017	N/A	358,629
600,000	ERP Operating, LP	BBB+	5.750%	06/15/2017	N/A	704,536
570,000	HCP, Inc.	BBB+	6.000%	01/30/2017	N/A	661,531
400,000	Simon Property Group, LP	A-	2.800%	01/30/2017	10/30/16 @ 100	422,410
350,000	Simon Property Group, LP	A-	5.875%	03/01/2017	12/01/16 @ 100	408,860
500,000	Simon Property Group, LP	A-	2.150%	09/15/2017	06/15/17 @ 100	518,118
						3,074,084

	Retail - 3.7%
877,000	Costco Wholesale Corp.	A+	5.500%	03/15/2017	N/A	1,033,289
1,000,000	Costco Wholesale Corp.	A+	1.125%	12/15/2017	N/A	1,002,225
1,036,000	CVS Caremark Corp.	BBB+	5.750%	06/01/2017	N/A	1,228,008
290,000	Darden Restaurants, Inc.	BBB	6.200%	10/15/2017	N/A	338,831
500,000	Kohl's Corp.	BBB+	6.250%	12/15/2017	N/A	578,868
500,000	Lowe's Cos., Inc.	A-	1.625%	04/15/2017	03/15/17 @ 100	511,768
680,000	McDonald's Corp., Series GMTN	A	5.800%	10/15/2017	N/A	821,361
400,000	Starbucks Corp.	A-	6.250%	08/15/2017	N/A	480,876
969,000	Target Corp.	A+	5.375%	05/01/2017	N/A	1,134,777
650,000	Walgreen Co.	BBB	1.800%	09/15/2017	N/A	660,020
608,000	Wal-Mart Stores, Inc.	AA	5.375%	04/05/2017	N/A	718,796
						8,508,819

	Semiconductors - 1.1%
350,000	Altera Corp.	A-	1.750%	05/15/2017	N/A	357,604
2,100,000	Intel Corp.	A+	1.350%	12/15/2017	N/A	2,107,070
						2,464,674

	Software - 1.6%
300,000	Fidelity National Information Services, Inc.	BBB-	5.000%	03/15/2022	03/15/17 @ 103	319,500
670,000	Fiserv, Inc.	BBB-	6.800%	11/20/2017	N/A	807,870
500,000	Microsoft Corp.	AAA	0.875%	11/15/2017	N/A	497,892
2,000,000	Oracle Corp.	A+	1.200%	10/15/2017	N/A	2,002,054
						3,627,316

	Telecommunications - 3.9%
1,070,000	AT&T, Inc.	A-	1.600%	02/15/2017	N/A	1,084,078
800,000	AT&T, Inc.	A-	1.700%	06/01/2017	N/A	812,254
1,000,000	AT&T, Inc.	A-	1.400%	12/01/2017	N/A	998,762
300,000	CenturyLink, Inc., Series N	BB	6.000%	04/01/2017	N/A	325,534
500,000	Cisco Systems, Inc.	A+	3.150%	03/14/2017	N/A	542,160
400,000	Nippon Telegraph & Telephone Corp. (Japan)	AA	1.400%	07/18/2017	N/A	402,333
200,000	Qwest Corp.	BBB-	6.500%	06/01/2017	N/A	233,935
500,000	Telefonica Emisiones SAU (Spain)	BBB	6.221%	07/03/2017	N/A	555,376
459,000	Verizon Communications, Inc.	A-	5.500%	04/01/2017	N/A	535,674
500,000	Verizon Communications, Inc.	A-	1.100%	11/01/2017	N/A	497,134
1,181,000	Vodafone Group PLC (United Kingdom)	A-	5.625%	02/27/2017	N/A	1,377,035
500,000	Vodafone Group PLC (United Kingdom)	A-	1.625%	03/20/2017	N/A	506,239
1,000,000	Vodafone Group PLC (United Kingdom)	A-	1.250%	09/26/2017	N/A	995,284
						8,865,798

	Transportation - 0.5%
430,000	Burlington Northern Santa Fe, LLC	BBB+	5.650%	05/01/2017	N/A	506,433
500,000	Norfolk Southern Corp.	BBB+	7.700%	05/15/2017	N/A	629,805
						1,136,238

	Water - 0.3%
495,000	American Water Capital Corp.	BBB+	6.085%	10/15/2017	N/A	592,638

	Total Corporate Bonds - 98.8%
	(Cost $219,704,248)					226,903,880

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.7%
1,463,280	BNY Mellon Securities Lending Overnight Fund, 0.1879%(b) (c)					1,463,280
	(Cost $1,463,280)

	Total Investments - 99.5%
	(Cost $221,167,528)					228,367,160
	Other Assets in excess of Liabilities - 0.5%					1,233,691
	Net Assets - 100.0%					$ 229,600,851

AB - Stock Company
AG - Stock Corporation
ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at February 28, 2013.
(b)	At February 28, 2013, the total market value of the Fund's securities on loan was $1,431,029 and the total market value of the collateral held by the Fund was $1,463,280.
(c)	Interest rate shown reflects yield as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Country Allocation***
United States	82.1%
United Kingdom	5.6%
Canada	3.7%
Netherlands	1.7%
France	1.7%
Germany	1.3%
Sweden	0.7%
Switzerland	0.7%
Japan	0.7%
Luxembourg	0.6%
Norway	0.6%
Spain	0.2%
Cayman Islands	0.2%
Panama	0.2%
*** Subject to change daily. Based on total corporate bonds.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 221,167,528	$ 7,299,054	$ (99,422)	$7,199,632

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust ("Board of Trustees"). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Corporate Bonds	$ –	$ 226,904	$ –	$ 226,904
Investments of Collateral for Securities Loaned	1,463	–	–	1,463
Total	$ 1,463	$ 226,904	$ –	$ 228,367

During the nine months ended February 28, 2013, there were no transfers between levels.

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.6%
	Agriculture - 2.8%
$518,000	Altria Group, Inc.	BBB	9.700%	11/10/2018	N/A	$723,788
70,000	Archer Daniels	A	5.450%	03/15/2018	N/A	83,766
455,000	Philip Morris International, Inc.	A	5.650%	05/16/2018	N/A	549,641
						1,357,195

	Banks - 18.1%
400,000	Bank of America Corp., Series MTNL	A-	5.650%	05/01/2018	N/A	464,845
250,000	Bank of New York Mellon	A+	1.300%	01/25/2018	12/25/17 @ 100	250,962
200,000	BB&T Corp.	A-	1.450%	01/12/2018	12/12/17 @ 100	200,762
200,000	Canadian Imperial Bank (Canada)	A+	1.550%	01/23/2018	12/23/17 @ 100	201,156
505,000	Citigroup, Inc.	A-	6.125%	05/15/2018	N/A	604,873
300,000	Credit Suisse New York (Switzerland)	BBB+	6.000%	02/15/2018	N/A	346,477
360,000	Fifth Third Bancorp	BBB-	4.500%	06/01/2018	N/A	401,184
600,000	Goldman Sachs Group, Inc.	A-	5.950%	01/18/2018	N/A	702,525
825,000	Goldman Sachs Group, Inc.	A-	6.150%	04/01/2018	N/A	975,924
500,000	HSBC USA, Inc.	A+	1.625%	01/16/2018	N/A	502,751
825,000	JPMorgan Chase & Co.	A	6.000%	01/15/2018	N/A	986,968
800,000	Morgan Stanley, Series GMTN	A-	6.625%	04/01/2018	N/A	953,034
200,000	Royal Bank of Scotland NV (Netherlands)	BBB-	4.650%	06/04/2018	N/A	207,025
156,000	Regions Bank, Series BKNT	BBB-	7.500%	05/15/2018	N/A	190,710
250,000	Sumitomo Mitsui Banking (Japan)	A+	1.500%	01/18/2018	N/A	250,854
244,000	UBS AG, Series BKNT (Switzerland)	A	5.750%	04/25/2018	N/A	290,478
475,000	Wachovia Corp., Series MTN	A+	5.750%	02/01/2018	N/A	567,465
500,000	Wells Fargo & Co.	A+	1.500%	01/16/2018	N/A	502,174
						8,600,167

	Beverages - 3.0%
200,000	Anheuser-Busch Cos., Inc.	A	5.500%	01/15/2018	N/A	239,265
200,000	Anheuser-Busch InBev Finance, Inc.	A	1.250%	01/17/2018	N/A	200,122
260,000	Coca-Cola Co.	AA-	1.650%	03/14/2018	N/A	267,268
200,000	PepsiCo, Inc.	A-	5.000%	06/01/2018	N/A	236,721
375,000	PepsiCo, Inc.	A-	7.900%	11/01/2018	N/A	502,079
						1,445,455

	Biotechnology - 0.2%
100,000	Amgen, Inc.	A+	6.150%	06/01/2018	N/A	121,389

	Chemicals - 1.8%
130,000	CF Industries, Inc.	BBB-	6.875%	05/01/2018	N/A	158,704
250,000	Dow Chemical Co.	BBB	5.700%	05/15/2018	N/A	296,404
210,000	EI du Pont de Nemours & Co.	A	6.000%	07/15/2018	N/A	260,003
100,000	PPG Industries, Inc.	BBB+	6.650%	03/15/2018	N/A	123,609
						838,720

	Computers - 1.6%
130,000	Computer Sciences Corp.	BBB	6.500%	03/15/2018	N/A	149,926
450,000	IBM Corp.	AA-	7.625%	10/15/2018	N/A	597,015
						746,941

	Diversified Financial Services - 14.3%
475,000	American Express Co.	BBB+	7.000%	03/19/2018	N/A	595,370
161,000	Associates Corp. NA	A-	6.950%	11/01/2018	N/A	197,350
590,000	Bear JPM	A	7.250%	02/01/2018	N/A	736,318
300,000	Caterpillar Financial Services Corp., Series MTN	A	5.450%	04/15/2018	N/A	356,835
150,000	Caterpillar Financial Services Corp., Series MTN	A	7.050%	10/01/2018	N/A	193,163
200,000	Ford Motor Credit Co. LLC	BB+	2.375%	01/16/2018	N/A	198,795
500,000	Ford Motor Credit Co. LLC	BB+	5.000%	05/15/2018	N/A	552,996
825,000	General Electric Capital Corp.	AA+	5.625%	05/01/2018	N/A	979,371
120,000	Jefferies Group, Inc.	BBB	5.125%	04/13/2018	N/A	130,200
100,000	John Deere Capital Corp., Series MTN	A	5.350%	04/03/2018	N/A	118,986
100,000	John Deere Capital Corp., Series MTN	A	5.750%	09/10/2018	N/A	122,250
1,025,000	Merrill Lynch & Co., Inc., Series MTN	A-	6.875%	04/25/2018	N/A	1,243,983
100,000	Merrill Lynch & Co., Inc.	A-	6.875%	11/15/2018	N/A	122,031
250,000	National Rural Utilities Cooperative Finance Corp.	A+	5.450%	02/01/2018	N/A	298,269
224,000	National Rural Utilities Cooperative Finance Corp.	A+	10.375%	11/01/2018	N/A	329,763
375,000	SLM Corp., Series MTN	BBB-	8.450%	06/15/2018	N/A	445,313
200,000	Toyota Motor Credit Corp.	AA-	1.375%	01/10/2018	N/A	201,482
						6,822,475

	Electric - 4.5%
120,000	Commonwealth Edison	A-	5.800%	03/15/2018	N/A	145,048
70,000	Consolidated Edison Co. of New York, Inc., Series 08-A	A-	5.850%	04/01/2018	N/A	85,326
100,000	Consolidated Edison Co. of New York, Inc.	A-	7.125%	12/01/2018	N/A	130,004
100,000	Dominion Resources, Inc.	A-	6.400%	06/15/2018	N/A	123,586
200,000	Duke Energy Carolinas	A	7.000%	11/15/2018	N/A	260,491
100,000	Florida Power Corp.	A	5.650%	06/15/2018	N/A	120,602
50,000	Midamerican Energy Holdings	BBB+	5.750%	04/01/2018	N/A	60,349
70,000	NiSource Finance Corp.	BBB-	6.400%	03/15/2018	N/A	84,116
50,000	Northern States Power Co.	A	5.250%	03/01/2018	N/A	59,974
150,000	Oncor Electric Delivery	A	6.800%	09/01/2018	N/A	186,132
365,000	Pacific Gas & Electric Co.	BBB	8.250%	10/15/2018	N/A	494,124
150,000	PacifiCorp	A	5.650%	07/15/2018	N/A	183,621
100,000	Transalta Corp. (Canada)	BBB-	6.650%	05/15/2018	N/A	117,026
70,000	Virginia Electric & Power Co.	A-	5.400%	04/30/2018	N/A	84,153
						2,134,552

	Electronics - 0.7%
60,000	Honeywell International	A	5.300%	03/01/2018	N/A	71,727
220,000	Royal Philips Electronics NV (Netherlands)	A-	5.750%	03/11/2018	N/A	264,113
						335,840

	Environmental Control - 1.0%
250,000	Republic Services, Inc.	BBB	3.800%	05/15/2018	N/A	275,637
150,000	Waste Management, Inc.	BBB	6.100%	03/15/2018	N/A	180,256
						455,893

	Food - 2.6%
200,000	ConAgra Foods, Inc.	BBB-	1.900%	01/25/2018	N/A	202,555
200,000	Kraft Foods Group, Inc.	BBB	6.125%	08/23/2018	N/A	244,759
275,000	Kraft Foods, Inc.	BBB-	6.125%	02/01/2018	N/A	331,935
280,000	Kraft Foods, Inc.	BBB-	6.125%	08/23/2018	N/A	341,684
100,000	SYSCO Corp.	A	5.250%	02/12/2018	N/A	118,578
						1,239,511

	Forest Products & Paper - 1.4%
510,000	International Paper Co.	BBB	7.950%	06/15/2018	N/A	656,902

	Gas - 0.3%
100,000	Sempra Energy	BBB+	6.150%	06/15/2018	N/A	122,500

	Health Care Products - 0.4%
150,000	Baxter International, Inc.	A	5.375%	06/01/2018	N/A	179,620

	Health Care Services - 1.8%
200,000	Aetna, Inc.	A-	6.500%	09/15/2018	N/A	247,857
100,000	Humana, Inc.	BBB	7.200%	06/15/2018	N/A	122,560
300,000	UnitedHealth Group, Inc.	A	6.000%	02/15/2018	N/A	364,467
100,000	WellPoint, Inc.	A-	1.875%	01/15/2018	N/A	101,150
						836,034

	Household Products & Housewares - 0.3%
100,000	Kimberly-Clark Corp.	A	7.500%	11/01/2018	N/A	132,370

	Insurance - 6.7%
500,000	American International Group, Inc., Series MTN	A-	5.850%	01/16/2018	N/A	589,495
700,000	American International Group, Inc.	A-	8.250%	08/15/2018	N/A	914,405
275,000	Berkshire Hathaway Finance Corp.	AA+	5.400%	05/15/2018	N/A	330,118
360,000	Chubb Corp.	A+	5.750%	05/15/2018	N/A	440,269
200,000	Genworth Financial, Inc.(a)	BBB-	6.515%	05/22/2018	N/A	225,178
100,000	Hartford Financial Services Group Inc.	BBB	6.300%	03/15/2018	N/A	120,221
400,000	MetLife, Inc., Series A	A-	6.817%	08/15/2018	N/A	501,102
60,000	Travelers Cos., Inc.	A	5.800%	05/15/2018	N/A	73,630
						3,194,418

	Internet - 0.2%
100,000	Expedia, Inc.	BBB-	7.456%	08/15/2018	N/A	119,360

	Iron & Steel - 0.7%
150,000	Arcelormittal (Luxembourg)	BB+	6.125%	06/01/2018	N/A	161,927
140,000	Nucor Corp.	A	5.850%	06/01/2018	N/A	169,414
						331,341

	Machinery-Construction & Mining - 0.6%
200,000	Caterpillar, Inc.	A	7.900%	12/15/2018	N/A	270,225

	Media - 3.2%
300,000	Comcast Corp.	A-	5.875%	02/15/2018	N/A	362,208
100,000	Comcast Corp.	A-	5.700%	05/15/2018	N/A	120,483
200,000	DIRECTV Holdings	BBB	1.750%	01/15/2018	N/A	196,989
100,000	Historic TW, Inc.	BBB	6.875%	06/15/2018	N/A	125,113
150,000	Thomson Reuters (Canada)	A-	6.500%	07/15/2018	N/A	186,244
425,000	Time Warner Cable, Inc.	BBB	6.750%	07/01/2018	N/A	520,957
						1,511,994

	Metal Fabricate & Hardware - 0.6%
300,000	Precision Castparts Corp.	A-	1.250%	01/15/2018	N/A	300,322

	Mining - 1.5%
100,000	Alcoa, Inc.	BBB-	6.750%	07/15/2018	N/A	115,086
150,000	Barrick NA Finance LLC	BBB+	6.800%	09/15/2018	N/A	185,314
250,000	Rio Tinto Finance USA Ltd. (Australia)	A-	6.500%	07/15/2018	N/A	310,408
100,000	Teck Resources Ltd. (Canada)	BBB	2.500%	02/01/2018	N/A	102,197
						713,005

	Miscellaneous Manufacturing - 0.3%
100,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	BBB+	6.875%	08/15/2018	N/A	121,417

	Office & Business Equipment - 0.8%
310,000	Xerox Corp.	BBB-	6.350%	05/15/2018	N/A	360,774

	Oil & Gas - 3.1%
100,000	ConocoPhillips	A	5.200%	05/15/2018	N/A	118,273
270,000	Marathon Oil Corp.	BBB	5.900%	03/15/2018	N/A	322,883
50,000	Occidental Petroleum Corp.	A	1.500%	02/15/2018	01/15/18 @ 100	50,666
200,000	Petro-Canada (Canada)	BBB+	6.050%	05/15/2018	N/A	241,888
129,000	Southwestern Energy Co.	BBB-	7.500%	02/01/2018	N/A	159,224
175,000	Suncor, Inc. (Canada)	BBB+	6.100%	06/01/2018	N/A	212,386
200,000	Total Capital Canada Ltd. (Canada)	AA-	1.450%	01/15/2018	N/A	202,098
160,000	Transocean, Inc. (Cayman Islands)	BBB-	6.000%	03/15/2018	N/A	183,637
						1,491,055

	Oil & Gas Services - 0.5%
100,000	Baker Hughes, Inc.	A	7.500%	11/15/2018	N/A	131,750
100,000	Weatherford International Ltd. (Bermuda)	BBB-	6.000%	03/15/2018	N/A	114,572
						246,322

	Pharmaceuticals - 3.8%
50,000	Bristol-Myers Squibb Co.	A+	5.450%	05/01/2018	N/A	60,128
800,000	GlaxoSmithKline Capital, Inc.	A+	5.650%	05/15/2018	N/A	972,124
100,000	Johnson & Johnson	AAA	5.150%	07/15/2018	N/A	120,408
260,000	Medco Health Solutions	BBB+	7.125%	03/15/2018	N/A	322,632
150,000	Merck & Co., Inc.	AA	1.100%	01/31/2018	N/A	150,881
150,000	Pharmacia Corp.	AA	6.500%	12/01/2018	N/A	190,550
						1,816,723

	Pipelines - 2.3%
100,000	Energy Transfer Partners	BBB-	6.700%	07/01/2018	N/A	120,820
270,000	Kinder Morgan Energy Partners, LP	BBB	5.950%	02/15/2018	N/A	322,397
70,000	Plains All American	BBB	6.500%	05/01/2018	N/A	86,411
300,000	Spectra Energy Capital	BBB	6.200%	04/15/2018	N/A	364,223
160,000	TransCanada PipeLines Ltd. (Canada)	A-	6.500%	08/15/2018	N/A	200,654
						1,094,505

	Real Estate Investment Trusts - 3.2%
250,000	American Tower Corp.	BB+	4.500%	01/15/2018	N/A	275,674
300,000	Boston Properties, LP	A-	3.700%	11/15/2018	08/15/18 @ 100	330,286
80,000	HCP, Inc., Series MTN	BBB+	6.700%	01/30/2018	N/A	97,362
100,000	ProLogis, LP	BBB-	6.625%	05/15/2018	N/A	121,166
400,000	Simon Property Group, LP	A-	6.125%	05/30/2018	N/A	488,819
200,000	Ventas Realty, LP	BBB	2.000%	02/15/2018	01/15/18 @ 100	200,761
						1,514,068

	Retail - 2.8%
270,000	McDonald's Corp., Series MTN	A	5.350%	03/01/2018	N/A	323,567
70,000	Nordstrom, Inc.	A-	6.250%	01/15/2018	N/A	84,265
300,000	Staples, Inc.	BBB	2.750%	01/12/2018	12/12/17 @ 100	301,911
150,000	Target Corp.	A+	6.000%	01/15/2018	N/A	183,444
170,000	Wal-Mart Stores, Inc.	AA	5.800%	02/15/2018	N/A	207,641
200,000	Yum! Brands, Inc.	BBB	6.250%	03/15/2018	N/A	240,708
						1,341,536

	Semiconductors - 0.6%
200,000	Broadcom Corp.	A-	2.700%	11/01/2018	N/A	212,328
60,000	KLA-Tencor Corp.	BBB	6.900%	05/01/2018	N/A	71,963
						284,291

	Software - 1.2%
460,000	Oracle Corp.	A+	5.750%	04/15/2018	N/A	557,424

	Telecommunications - 8.9%
375,000	AT&T, Inc.	A-	5.500%	02/01/2018	N/A	443,594
300,000	AT&T, Inc.	A-	5.600%	05/15/2018	N/A	358,304
400,000	British Telecommunications PLC (United Kingdom)	BBB	5.950%	01/15/2018	N/A	478,013
450,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	8.500%	11/15/2018	N/A	609,936
100,000	Deutsche Telephone Finance (Netherlands)	BBB+	6.750%	08/20/2018	N/A	123,995
200,000	GTE Corp.	A-	6.840%	04/15/2018	N/A	248,707
300,000	Rogers Communications, Inc. (Canada)	BBB	6.800%	08/15/2018	N/A	378,755
250,000	Telecom Italia Capital SA (Luxembourg)	BBB	6.999%	06/04/2018	N/A	284,227
200,000	Verizon Communications, Inc.	A-	5.500%	02/15/2018	N/A	237,387
210,000	Verizon Communications, Inc.	A-	6.100%	04/15/2018	N/A	256,000
345,000	Verizon Communications, Inc.	A-	8.750%	11/01/2018	N/A	471,209
100,000	Virgin Media Secured Finance PLC (United Kingdom)	BBB-	6.500%	01/15/2018	01/15/14 @ 103	107,250
200,000	Vodafone Group PLC (United Kingdom)	A-	4.625%	07/15/2018	N/A	230,105
						4,227,482

	Transportation - 2.2%
300,000	Burlington Northern Santa Fe, LLC	BBB+	5.750%	03/15/2018	N/A	361,410
120,000	CSX Corp.	BBB	6.250%	03/15/2018	N/A	145,707
200,000	Norfolk Southern Corp.	BBB+	5.750%	04/01/2018	N/A	239,987
250,000	United Parcel Service, Inc.	A+	5.500%	01/15/2018	N/A	299,603
						1,046,707

	Water - 0.6%
250,000	Veolia Environnement SA (France)	BBB+	6.000%	06/01/2018	N/A	292,611

	Total Corporate Bonds - 98.6%
	(Cost $46,272,585)					46,861,144

	Investments of Collateral for Securities Loaned - 0.2%
117,000	BNY Mellon Securities Lending Overnight Fund, 0.1879%(b) (c)					117,000
	(Cost $117,000)

	Total Investments - 98.8%
	(Cost $46,389,585)					46,978,144
	Other Assets in excess of Liabilities - 1.2%					553,603
	Net Assets - 100.0%					$47,531,747

AG - Stock Corporation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at February 28, 2013.
(b)	At February 28, 2013, the total market value of the Fund's securities on loan was $114,141 and the total market value of the collateral held by the Fund was $117,000.
(c)	Interest rate shown reflects yield as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Country Allocation***
United States	88.0%
Canada	3.9%
United Kingdom	1.7%
Switzerland	1.4%
Netherlands	1.3%
Luxembourg	1.0%
Australia	0.7%
France	0.6%
Japan	0.5%
Bermuda	0.5%
Caymand Islands	0.4%
*** Subject to change daily. Based on total corporate bonds.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 46,389,585	$ 628,423	$ (39,864)	$ 588,559

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ -	$ 46,861	$ -	$ 46,861
Investments of Collateral for Securities Loaned	117	-	-	117
Total	$ 117	$ 46,861	$ -	$ 46,978

During the nine months ended February 28, 2013, there were no transfers between levels.

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.7%
	Advertising - 0.6%
$200,000	Omnicom Group, Inc.	BBB+	6.250%	07/15/2019	N/A	$242,760

	Aerospace & Defense - 3.0%
100,000	Boeing Co.	A	6.000%	03/15/2019	N/A	123,522
200,000	L-3 Communications Corp.	BBB-	5.200%	10/15/2019	N/A	228,689
300,000	Lockheed Martin Corp.	A-	4.250%	11/15/2019	N/A	338,539
350,000	United Technologies Corp.	A	6.125%	02/01/2019	N/A	438,296
						1,129,046

	Agriculture - 1.3%
251,000	Altria Group, Inc.	BBB	9.250%	08/06/2019	N/A	350,048
100,000	Lorillard Tobacco Co.	BBB-	8.125%	06/23/2019	N/A	128,042
						478,090

	Banks - 17.2%
100,000	Bank of America Corp.	BBB+	5.490%	03/15/2019	N/A	112,597
600,000	Bank of America Corp.	A-	7.625%	06/01/2019	N/A	766,327
200,000	Bank of New York Mellon Corp.	A+	5.450%	05/15/2019	N/A	240,820
200,000	Barclays Bank PLC (United Kingdom)	A+	6.750%	05/22/2019	N/A	248,929
100,000	BB&T Corp.	BBB+	5.250%	11/01/2019	N/A	115,917
627,000	Citigroup, Inc.	A-	8.500%	05/22/2019	N/A	841,504
400,000	Credit Suisse (Switzerland)	A+	5.300%	08/13/2019	N/A	474,140
600,000	Goldman Sachs Group, Inc.	A-	7.500%	02/15/2019	N/A	759,552
650,000	JPMorgan Chase & Co.	A	6.300%	04/23/2019	N/A	797,207
600,000	Morgan Stanley, Series GMTN	A-	7.300%	05/13/2019	N/A	745,201
500,000	Morgan Stanley, Series MTN	A-	5.625%	09/23/2019	N/A	579,222
100,000	National City Corp.	BBB+	6.875%	05/15/2019	N/A	125,108
200,000	PNC Funding Corp.	A-	6.700%	06/10/2019	N/A	254,710
400,000	Royal Bank of Scotland Group PLC (United Kingdom)	A-	6.400%	10/21/2019	N/A	479,393
						6,540,627

	Beverages - 3.4%
450,000	Anheuser-Busch InBev Worldwide, Inc.	A	7.750%	01/15/2019	N/A	596,021
300,000	Anheuser-Busch InBev Worldwide, Inc.	A	6.875%	11/15/2019	N/A	391,701
100,000	Bottling Group, LLC	A	5.125%	01/15/2019	N/A	118,555
150,000	Coca-Cola Co.	AA-	4.875%	03/15/2019	N/A	178,054
						1,284,331

	Biotechnology - 0.8%
235,000	Amgen, Inc.	A+	5.700%	02/01/2019	N/A	282,663

	Chemicals - 4.9%
200,000	Agrium, Inc. (Canada)	BBB	6.750%	01/15/2019	N/A	245,124
550,000	Dow Chemical Co.	BBB	8.550%	05/15/2019	N/A	743,323
100,000	El du Pont de Nemours & Co.	A	5.750%	03/15/2019	N/A	121,976
30,000	Lubrizol Corp.	AA+	8.875%	02/01/2019	N/A	41,826
400,000	LyondellBasell Industries NV (Netherlands)	BB+	5.000%	04/15/2019	01/15/19 @ 100	448,000
100,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	6.500%	05/15/2019	N/A	124,921
125,000	Praxair, Inc.	A	4.500%	08/15/2019	N/A	145,638
						1,870,808

	Computers - 1.3%
100,000	Dell, Inc.(a)	A-	5.875%	06/15/2019	N/A	104,126
100,000	International Business Machines Corp.	AA-	1.875%	05/15/2019	N/A	101,870
200,000	International Business Machines Corp.	AA-	8.375%	11/01/2019	N/A	280,947
						486,943

	Cosmetics & Personal Care - 0.6%
180,000	Procter & Gamble Co.	AA-	4.700%	02/15/2019	N/A	212,898

	Diversified Financial Services - 5.0%
150,000	American Express Co.	BBB+	8.125%	05/20/2019	N/A	202,371
150,000	BlackRock, Inc.	A+	5.000%	12/10/2019	N/A	178,572
100,000	Boeing Capital Corp.	A	4.700%	10/27/2019	N/A	117,351
165,000	Capital One Bank USA NA	BBB	8.800%	07/15/2019	N/A	226,511
150,000	Caterpillar Financial Services Corp., Series MTN	A	7.150%	02/15/2019	N/A	194,683
350,000	General Electric Capital Corp., Series GMTN	AA+	6.000%	08/07/2019	N/A	427,437
100,000	International Lease Finance Corp.	BBB-	5.875%	04/01/2019	N/A	107,944
100,000	International Lease Finance Corp.	BBB-	6.250%	05/15/2019	N/A	110,019
100,000	Jefferies Group, Inc.	BBB	8.500%	07/15/2019	N/A	125,192
100,000	John Deere Capital Corp.	A	2.250%	04/17/2019	N/A	103,892
100,000	TD Ameritrade Holding Co.	A	5.600%	12/01/2019	N/A	120,232
						1,914,204

	Electric - 3.9%
200,000	Arizona Public Service Co.	BBB+	8.750%	03/01/2019	N/A	270,758
100,000	Carolina Power & Light Co.	A	5.300%	01/15/2019	N/A	120,142
100,000	Consumers Energy Co.	BBB+	6.700%	09/15/2019	N/A	129,244
100,000	Dominion Resources, Inc.	A-	8.875%	01/15/2019	N/A	136,731
100,000	Dominion Resources, Inc.	A-	5.200%	08/15/2019	N/A	119,411
100,000	Duke Energy Corp.	BBB	5.050%	09/15/2019	N/A	117,660
100,000	Entergy Texas, Inc.	A-	7.125%	02/01/2019	N/A	124,454
100,000	Exelon Generation Co. LLC	BBB	5.200%	10/01/2019	N/A	113,498
150,000	NiSource Finance Corp.	BBB-	6.800%	01/15/2019	N/A	183,700
130,000	Xcel Energy, Inc.	BBB+	4.700%	05/15/2020	11/15/19 @ 100	152,618
						1,468,216

	Electrical Components & Equipment - 0.3%
100,000	Emerson Electric Co.	A	4.875%	10/15/2019	N/A	119,132

	Electronics - 0.9%
300,000	Honeywell International, Inc.	A	5.000%	02/15/2019	N/A	356,175

	Environmental Control - 0.3%
100,000	Republic Services, Inc.	BBB	5.500%	09/15/2019	N/A	119,113

	Food - 2.1%
300,000	General Mills, Inc.	BBB+	5.650%	02/15/2019	N/A	363,571
75,000	Kellogg Co.	BBB+	4.150%	11/15/2019	N/A	84,518
100,000	Safeway, Inc.	BBB	5.000%	08/15/2019	N/A	109,327
200,000	Unilever Capital Corp.	A+	4.800%	02/15/2019	N/A	236,065
						793,481

	Forest Products & Paper - 0.6%
150,000	International Paper Co.	BBB	9.375%	05/15/2019	N/A	206,471

	Gas - 0.8%
200,000	Sempra Energy	BBB+	9.800%	02/15/2019	N/A	282,931

	Health Care Products - 1.2%
100,000	Baxter International, Inc.	A	4.500%	08/15/2019	N/A	115,916
200,000	Becton Dickinson and Co.	A	5.000%	05/15/2019	N/A	235,899
100,000	CareFusion Corp.	BBB	6.375%	08/01/2019	N/A	120,003
						471,818

	Health Care Services - 0.3%
100,000	WellPoint, Inc.	A-	7.000%	02/15/2019	N/A	124,856

	Insurance - 3.4%
100,000	Aflac, Inc.	A-	8.500%	05/15/2019	N/A	136,381
100,000	Allstate Corp.	A-	7.450%	05/16/2019	N/A	131,429
200,000	Hartford Financial Services Group Inc.	BBB	6.000%	01/15/2019	N/A	236,655
200,000	Lincoln National Corp.	A-	8.750%	07/01/2019	N/A	270,894
300,000	MetLife, Inc.	A-	7.717%	02/15/2019	N/A	392,196
100,000	Prudential Financial, Inc., Series MTND	A	7.375%	06/15/2019	N/A	128,377
						1,295,932

	Machinery-Diversified - 0.3%
100,000	Deere & Co.	A	4.375%	10/16/2019	N/A	116,550

	Media - 5.9%
100,000	CBS Corp.	BBB	8.875%	05/15/2019	N/A	134,342
100,000	Comcast Corp.	A-	5.700%	07/01/2019	N/A	121,888
300,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	BBB	5.875%	10/01/2019	N/A	354,487
200,000	Discovery Communications LLC	BBB	5.625%	08/15/2019	N/A	238,336
200,000	News America, Inc.	BBB+	6.900%	03/01/2019	N/A	252,128
300,000	Time Warner Cable, Inc.	BBB	8.750%	02/14/2019	N/A	396,552
250,000	Time Warner Cable, Inc.	BBB	8.250%	04/01/2019	N/A	325,151
200,000	Viacom, Inc.	BBB+	5.625%	09/15/2019	N/A	239,062
150,000	Walt Disney Co.	A	5.500%	03/15/2019	N/A	181,979
						2,243,925

	Mining - 2.2%
300,000	Alcoa, Inc.	BBB-	5.720%	02/23/2019	N/A	327,527
150,000	Barrick Gold Corp. (Canada)	BBB+	6.950%	04/01/2019	N/A	186,267
200,000	Newmont Mining Corp.	BBB+	5.125%	10/01/2019	N/A	232,594
100,000	Teck Resources Ltd. (Canada)	BBB	3.000%	03/01/2019	N/A	103,289
						849,677

	Miscellaneous Manufacturing - 0.7%
100,000	Danaher Corp.	A+	5.400%	03/01/2019	N/A	121,129
100,000	Illinois Tool Works, Inc.	A+	6.250%	04/01/2019	N/A	125,441
						246,570

	Oil & Gas - 11.3%
100,000	Anadarko Petroleum Corp.	BBB-	8.700%	03/15/2019	N/A	134,180
300,000	BP Capital Markets PLC (United Kingdom)	A	4.750%	03/10/2019	N/A	347,688
400,000	Cenovus Energy, Inc. (Canada)	BBB+	5.700%	10/15/2019	N/A	489,080
350,000	Chevron Corp.	AA	4.950%	03/03/2019	N/A	419,043
380,000	ConocoPhillips	A	5.750%	02/01/2019	N/A	465,711
150,000	Devon Energy Corp.	BBB+	6.300%	01/15/2019	N/A	184,039
150,000	EOG Resources, Inc.	A-	5.625%	06/01/2019	N/A	182,949
300,000	Hess Corp.	BBB	8.125%	02/15/2019	N/A	386,781
100,000	Husky Energy, Inc. (Canada)	BBB+	7.250%	12/15/2019	N/A	129,101
100,000	Noble Energy, Inc.	BBB	8.250%	03/01/2019	N/A	130,972
100,000	Pride International, Inc.	BBB+	8.500%	06/15/2019	N/A	133,096
200,000	Rowan Companies, Inc.	BBB-	7.875%	08/01/2019	N/A	250,765
350,000	Shell International Finance BV (Netherlands)	AA	4.300%	09/22/2019	N/A	405,991
300,000	Statoil ASA (Norway)	AA-	5.250%	04/15/2019	N/A	362,202
100,000	Talisman Energy, Inc. (Canada)	BBB	7.750%	06/01/2019	N/A	128,301
100,000	Valero Energy Corp.	BBB	9.375%	03/15/2019	N/A	137,592
						4,287,491

	Oil & Gas Services - 1.3%
300,000	Halliburton Co.	A	6.150%	09/15/2019	N/A	378,198
100,000	Weatherford International Ltd. (Bermuda)	BBB-	9.625%	03/01/2019	N/A	131,397
						509,595

	Pharmaceuticals - 7.2%
200,000	Abbott Laboratories	A+	5.125%	04/01/2019	N/A	238,760
300,000	AstraZeneca PLC (United Kingdom)	AA-	1.950%	09/18/2019	N/A	303,931
100,000	Express Scripts Holding Co.	BBB+	7.250%	06/15/2019	N/A	127,922
150,000	Mead Johnson Nutrition Co.	BBB-	4.900%	11/01/2019	N/A	170,886
350,000	Merck & Co., Inc.	AA	5.000%	06/30/2019	N/A	418,526
650,000	Novartis Securities Investment Ltd. (Bermuda)	AA-	5.125%	02/10/2019	N/A	778,445
550,000	Pfizer, Inc.	AA	6.200%	03/15/2019	N/A	693,131
						2,731,601

	Pipelines - 1.9%
100,000	Enterprise Products Operating LLC	BBB+	6.500%	01/31/2019	N/A	124,449
100,000	Kinder Morgan Energy Partners LP	BBB	9.000%	02/01/2019	N/A	134,322
100,000	Magellan Midstream Partners LP	BBB	6.550%	07/15/2019	N/A	123,500
100,000	ONEOK Partners LP	BBB	8.625%	03/01/2019	N/A	133,038
100,000	Spectra Energy Capital, LLC	BBB	8.000%	10/01/2019	N/A	131,599
60,000	TransCanada PipeLines Ltd. (Canada)	A-	7.125%	01/15/2019	N/A	76,898
						723,806

	Real Estate Investment Trusts - 2.6%
100,000	Boston Properties, LP	A-	5.875%	10/15/2019	N/A	120,805
100,000	Health Care REIT, Inc.	BBB-	4.125%	04/01/2019	01/01/19 @ 100	108,861
100,000	Realty Income Corp.	BBB	6.750%	08/15/2019	N/A	123,893
100,000	Simon Property Group, LP	A-	10.350%	04/01/2019	N/A	144,972
200,000	Simon Property Group, LP	A-	5.650%	02/01/2020	11/01/19 @ 100	241,514
100,000	Ventas Realty, LP / Ventas Capital Corp.	BBB	4.000%	04/30/2019	01/30/19 @ 100	108,660
100,000	Weyerhaeuser Co.	BBB-	7.375%	10/01/2019	N/A	123,584
						972,289

	Retail - 2.1%
200,000	Costco Wholesale Corp.	A+	1.700%	12/15/2019	N/A	200,419
200,000	CVS Caremark Corp.	BBB+	6.600%	03/15/2019	N/A	252,945
200,000	Walgreen Co.	BBB	5.250%	01/15/2019	N/A	234,242
100,000	Wal-Mart Stores, Inc.	AA	4.125%	02/01/2019	N/A	114,131
						801,737

	Semiconductors - 0.8%
300,000	Texas Instruments, Inc.	A+	1.650%	08/03/2019	N/A	298,602

	Software - 2.0%
100,000	CA, Inc.	BBB+	5.375%	12/01/2019	N/A	113,624
200,000	Microsoft Corp.	AAA	4.200%	06/01/2019	N/A	230,408
350,000	Oracle Corp.	A+	5.000%	07/08/2019	N/A	417,826
						761,858

	Telecommunications - 6.3%
450,000	AT&T, Inc.	A-	5.800%	02/15/2019	N/A	543,507
450,000	Cisco Systems, Inc.	A+	4.950%	02/15/2019	N/A	533,275
100,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	6.000%	07/08/2019	N/A	121,536
100,000	France Telecom SA (France)	A-	5.375%	07/08/2019	N/A	116,588
100,000	Telecom Italia Capital SA (Luxembourg)	BBB	7.175%	06/18/2019	N/A	114,397
100,000	Telefonica Emisiones SAU (Spain)	BBB	5.877%	07/15/2019	N/A	109,218
400,000	Verizon Communications, Inc.	A-	6.350%	04/01/2019	N/A	496,255
300,000	Vodafone Group PLC (United Kingdom)	A-	5.450%	06/10/2019	N/A	358,164
						2,392,940

	Transportation - 2.2%
300,000	Burlington Northern Santa Fe LLC	BBB+	4.700%	10/01/2019	N/A	350,514
100,000	Canadian National Railway Co. (Canada)	A-	5.550%	03/01/2019	N/A	121,348
200,000	Norfolk Southern Corp.	BBB+	5.900%	06/15/2019	N/A	245,703
100,000	United Parcel Service, Inc.	A+	5.125%	04/01/2019	N/A	120,943
						838,508

	Total Corporate Bonds - 98.7%
	(Cost $36,953,394)					37,455,644

	Investments of Collateral for Securities Loaned - 0.1%
54,000	BNY Mellon Securities Lending Overnight Fund, 0.1879%(b) (c)					54,000
	(Cost $54,000)

	Total Investments - 98.8%
	(Cost $37,007,394)					37,509,644
	Other Assets in excess of Liabilities - 1.2%					450,163
	Net Assets - 100.0%					$37,959,807

ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at February 28, 2013.
(b)	At February 28, 2013, the total market value of the Fund's securities on loan was $52,475 and the total market value of the collateral held by the Fund was $54,000.
(c)	Interest rate shown reflects yield as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Country Allocation***
United States	82.9%
United Kingdom	4.6%
Canada	4.3%
Netherlands	2.6%
Bermuda	2.4%
Switzerland	1.3%
Norway	1.0%
France	0.3%
Luxembourg	0.3%
Spain	0.3%
*** Subject to change daily. Based on total corporate bonds.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 37,007,394	$ 555,705	$ (53,455)	$ 502,250

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ -	$ 37,456	$ -	$ 37,456
Investments of Collateral for Securities Loaned	54	-	-	54
Total	$ 54	$ 37,456	$ -	$ 37,510

During the nine months ended February 28, 2013, there were no transfers between levels.

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.5%
	Advertising - 0.9%
$200,000	Omnicom Group, Inc.	BBB+	4.450%	08/15/2020	N/A	$219,594

	Aerospace & Defense - 3.3%
100,000	Boeing Co.	A	4.875%	02/15/2020	N/A	118,289
200,000	L-3 Communications Corp.	BBB-	4.750%	07/15/2020	N/A	221,383
200,000	Raytheon Co.	A-	4.400%	02/15/2020	N/A	227,951
100,000	Raytheon Co.	A-	3.125%	10/15/2020	N/A	105,636
150,000	United Technologies Corp.	A	4.500%	04/15/2020	N/A	174,491
						847,750

	Agriculture - 0.9%
100,000	Lorillard Tobacco Co.	BBB-	6.875%	05/01/2020	N/A	121,455
100,000	Philip Morris International, Inc.	A	4.500%	03/26/2020	N/A	115,292
						236,747

	Banks - 23.6%
400,000	Bank of America Corp.	A-	5.625%	07/01/2020	N/A	468,748
350,000	Barclays Bank PLC (United Kingdom)	A+	5.125%	01/08/2020	N/A	401,672
100,000	Barclays Bank PLC (United Kingdom)	BBB+	5.140%	10/14/2020	N/A	106,244
350,000	Citigroup, Inc.	A-	5.375%	08/09/2020	N/A	411,517
140,000	Credit Suisse (Switzerland)	BBB+	5.400%	01/14/2020	N/A	157,331
250,000	Credit Suisse, Series MTN (Switzerland)	A+	4.375%	08/05/2020	N/A	282,941
250,000	Discover Bank	BBB-	7.000%	04/15/2020	N/A	310,828
350,000	Goldman Sachs Group, Inc., Series GMTN	A-	5.375%	03/15/2020	N/A	402,962
300,000	Goldman Sachs Group, Inc.	A-	6.000%	06/15/2020	N/A	358,370
250,000	HSBC Bank USA NA	A	4.875%	08/24/2020	N/A	282,532
100,000	HSBC USA, Inc.	A-	5.000%	09/27/2020	N/A	110,006
200,000	JPMorgan Chase & Co.	A	4.950%	03/25/2020	N/A	230,631
350,000	JPMorgan Chase & Co.	A	4.400%	07/22/2020	N/A	391,728
290,000	JPMorgan Chase & Co.	A	4.250%	10/15/2020	N/A	321,300
400,000	Morgan Stanley, Series GMTN	A-	5.500%	01/26/2020	N/A	455,871
250,000	Morgan Stanley	A-	5.500%	07/24/2020	N/A	287,141
200,000	Northern Trust Corp.	A+	3.450%	11/04/2020	N/A	215,882
150,000	PNC Funding Corp.	A-	5.125%	02/08/2020	N/A	176,635
200,000	PNC Funding Corp.	A-	4.375%	08/11/2020	N/A	227,720
100,000	Royal Bank of Scotland PLC (United Kingdom)	A	5.625%	08/24/2020	N/A	117,426
250,000	UBS AG, Series BKNT (Switzerland)	A	4.875%	08/04/2020	N/A	289,711
						6,007,196

	Beverages - 5.4%
350,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.375%	01/15/2020	N/A	422,803
130,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.000%	04/15/2020	N/A	153,997
100,000	Coca-Cola Co.	AA-	3.150%	11/15/2020	N/A	108,288
200,000	Coca-Cola Enterprises	BBB	3.500%	09/15/2020	N/A	211,070
100,000	Diageo Capital PLC (United Kingdom)	A-	4.828%	07/15/2020	N/A	117,152
130,000	PepsiCo, Inc.	A-	4.500%	01/15/2020	N/A	149,749
200,000	PepsiCo, Inc.	A-	3.125%	11/01/2020	N/A	213,504
						1,376,563

	Biotechnology - 0.7%
100,000	Amgen, Inc.	A+	3.450%	10/01/2020	N/A	106,779
60,000	Life Technologies Corp.	BBB+	6.000%	03/01/2020	N/A	67,203
						173,982

	Chemicals - 3.4%
150,000	CF Industries, Inc.	BBB-	7.125%	05/01/2020	N/A	187,782
350,000	Dow Chemical Co.	BBB	4.250%	11/15/2020	08/15/20 @ 100	385,713
100,000	El du Pont de Nemours & Co.	A	4.625%	01/15/2020	N/A	115,687
150,000	Potash Corp of Saskatchewan, Inc. (Canada)	A-	4.875%	03/30/2020	N/A	172,291
						861,473

	Commercial Services - 0.4%
100,000	Moody's Corp.	BBB+	5.500%	09/01/2020	N/A	108,526

	Computers - 0.8%
200,000	Hewlett-Packard Co.	BBB+	3.750%	12/01/2020	N/A	195,869

	Diversified Financial Services - 6.9%
200,000	Ameriprise Financial, Inc.	A	5.300%	03/15/2020	N/A	236,976
100,000	Aon Corp.	BBB+	5.000%	09/30/2020	N/A	114,522
100,000	Ford Motor Credit Co. LLC	BB+	8.125%	01/15/2020	N/A	126,356
350,000	General Electric Capital Corp.	AA+	5.500%	01/08/2020	N/A	416,053
300,000	General Electric Capital Corp., Series MTN	AA+	4.375%	09/16/2020	N/A	336,356
100,000	General Electric Capital Corp., Series MTN	AA+	5.550%	05/04/2020	N/A	119,432
100,000	International Lease Finance Corp.	BBB-	8.250%	12/15/2020	N/A	122,750
250,000	NASDAQ OMX Group, Inc.	BBB	5.550%	01/15/2020	N/A	269,569
						1,742,014

	Electric - 2.2%
150,000	Constellation Energy Group, Inc.	BBB-	5.150%	12/01/2020	09/01/20 @ 100	171,084
200,000	NiSource Finance	BBB-	5.450%	09/15/2020	N/A	234,813
150,000	Pacific Gas & Electric	BBB	3.500%	10/01/2020	07/01/20 @ 100	163,171
						569,068

	Environmental Control - 1.4%
200,000	Republic Services, Inc.	BBB	5.000%	03/01/2020	N/A	230,315
100,000	Waste Management, Inc.	BBB	4.750%	06/30/2020	N/A	113,935
						344,250

	Food - 4.1%
100,000	Kellogg Co.	BBB+	4.000%	12/15/2020	N/A	111,566
200,000	Kraft Foods Group, Inc.	BBB	5.375%	02/10/2020	N/A	239,146
400,000	Mondelez International, Inc.	BBB-	5.375%	02/10/2020	N/A	477,726
100,000	Kroger Co.	BBB	6.150%	01/15/2020	N/A	121,033
100,000	Safeway, Inc.	BBB	3.950%	08/15/2020	N/A	101,853
						1,051,324

	Forest Products & Paper - 0.4%
100,000	Plum Creek Timberlands LP	BBB	4.700%	03/15/2021	12/15/20 @ 100	109,706

	Health Care Products - 1.3%
100,000	Becton Dickinson and Co.	A	3.250%	11/12/2020	N/A	106,634
100,000	Boston Scientific Corp.	BBB-	6.000%	01/15/2020	N/A	117,034
100,000	Stryker Corp.	A+	4.375%	01/15/2020	N/A	113,690
						337,358

	Health Care Services - 2.2%
200,000	Aetna, Inc.	A-	3.950%	09/01/2020	N/A	218,793
100,000	Laboratory Corporation of America Holdings	BBB	4.625%	11/15/2020	8/15/20 @ 100	109,554
100,000	Quest Diagnostics, Inc.	BBB+	4.750%	01/30/2020	N/A	108,992
100,000	WellPoint, Inc.	A-	4.350%	08/15/2020	N/A	111,037
						548,376

	Housewares - 0.4%
100,000	Newell Rubbermaid, Inc.	BBB-	4.700%	08/15/2020	N/A	111,032

	Insurance - 3.1%
300,000	American International Group, Inc.	A-	6.400%	12/15/2020	N/A	373,738
100,000	Hartford Financial Services Group, Inc.	BBB	5.500%	03/30/2020	N/A	116,976
100,000	Prudential Financial, Inc.	A	5.375%	06/21/2020	N/A	118,086
100,000	Prudential Financial, Inc., Series MTN	A	4.500%	11/15/2020	N/A	112,257
50,000	Travelers Cos., Inc.	A	3.900%	11/01/2020	N/A	56,284
						777,341

	Internet - 1.7%
100,000	eBay, Inc.	A	3.250%	10/15/2020	07/15/20 @ 100	107,009
100,000	Expedia, Inc.	BBB-	5.950%	08/15/2020	N/A	111,268
200,000	Symantec Corp.	BBB	4.200%	09/15/2020	N/A	212,417
						430,694

	Media - 6.3%
200,000	CBS Corp.	BBB	5.750%	04/15/2020	N/A	235,497
100,000	Comcast Corp.	A-	5.150%	03/01/2020	N/A	118,211
250,000	DIRECTV Holdings LLC/DIRECTV Finance Co., Inc.	BBB	5.200%	03/15/2020	N/A	281,026
100,000	Discovery Communications LLC	BBB	5.050%	06/01/2020	N/A	114,908
350,000	NBCUniversal Media LLC	A-	5.150%	04/30/2020	N/A	416,118
100,000	Time Warner Cable, Inc.	BBB	5.000%	02/01/2020	N/A	113,167
80,000	Time Warner Cable, Inc.	BBB	4.125%	02/15/2021	11/15/20 @ 100	85,658
200,000	Time Warner, Inc.	BBB	4.875%	03/15/2020	N/A	229,564
						1,594,149

	Mining - 1.2%
120,000	Alcoa, Inc.	BBB-	6.150%	08/15/2020	N/A	132,940
150,000	Rio Tinto Finance USA Ltd. (Australia)	A-	3.500%	11/02/2020	N/A	159,713
						292,653

	Oil & Gas - 5.7%
350,000	BP Capital Markets PLC (United Kingdom)	A	4.500%	10/01/2020	N/A	398,453
50,000	ConocoPhillips	A	6.000%	01/15/2020	N/A	62,733
200,000	Occidental Petroleum Corp.	A	4.100%	02/01/2021	11/01/20 @ 100	227,697
100,000	Pride International, Inc.	BBB+	6.875%	08/15/2020	N/A	125,504
150,000	Shell International Finance BV (Netherlands)	AA	4.375%	03/25/2020	N/A	173,942
150,000	Total Capital SA (France)	AA-	4.450%	06/24/2020	N/A	173,918
100,000	Transocean, Inc. (Cayman Islands)	BBB-	6.500%	11/15/2020	N/A	116,749
150,000	Valero Energy Corp.	BBB	6.125%	02/01/2020	N/A	182,028
						1,461,024

	Oil & Gas Services - 0.4%
100,000	Weatherford International Ltd. (Bermuda)	BBB-	5.125%	09/15/2020	N/A	108,174

	Pharmaceuticals - 3.2%
200,000	Abbott Laboratories	A+	4.125%	05/27/2020	N/A	227,555
250,000	Cardinal Health, Inc.	A-	4.625%	12/15/2020	N/A	283,868
250,000	Novartis Capital Corp.	AA-	4.400%	04/24/2020	N/A	289,099
						800,522

	Pipelines - 7.0%
200,000	Buckeye Partners, LP	BBB-	4.875%	02/01/2021	11/01/20 @ 100	214,373
200,000	Enterprise Products Operating LLC	BBB+	5.250%	01/31/2020	N/A	234,625
100,000	Enterprise Products Operating LLC	BBB+	5.200%	09/01/2020	N/A	117,567
250,000	Kinder Morgan Energy Partners, LP	BBB	6.850%	02/15/2020	N/A	314,156
100,000	Kinder Morgan Energy Partners, LP	BBB	5.300%	09/15/2020	N/A	117,136
200,000	Plains All American Pipeline / PAA Finance Corp.	BBB	5.000%	02/01/2021	11/01/20 @ 100	231,573
150,000	TransCanada PipeLines Ltd. (Canada)	A-	3.800%	10/01/2020	N/A	167,064
150,000	Williams Partners, LP	BBB	5.250%	03/15/2020	N/A	171,619
200,000	Williams Partners, LP	BBB	4.125%	11/15/2020	08/15/20 @ 100	215,878
						1,783,991

	Real Estate Investment Trusts - 4.2%
200,000	American Towers Corp.	BB+	5.050%	09/01/2020	N/A	223,294
150,000	Boston Properties, LP	A-	5.625%	11/15/2020	08/15/20 @ 100	178,765
100,000	Digital Realty Trust, LP	BBB	5.875%	02/01/2020	N/A	114,039
100,000	ERP Operating, LP	BBB+	4.750%	07/15/2020	04/15/20 @ 100	112,796
250,000	ProLogis, LP	BBB-	6.875%	03/15/2020	12/16/19 @ 100	306,246
120,000	Simon Property Group, LP	A-	5.650%	02/01/2020	11/01/19 @ 100	144,909
						1,080,049

	Retail - 4.1%
100,000	Autozone, Inc.	BBB	4.000%	11/15/2020	08/15/20 @ 100	107,441
50,000	Home Depot, Inc.	A-	3.950%	09/15/2020	06/15/20 @ 100	56,547
100,000	Lowe's Companies, Inc.	A-	4.625%	04/15/2020	10/15/19 @ 100	115,788
100,000	Target Corp.	A+	3.875%	07/15/2020	N/A	112,024
350,000	Wal-Mart Stores, Inc.	AA	3.625%	07/08/2020	N/A	385,807
250,000	Wal-Mart Stores, Inc.	AA	3.250%	10/25/2020	N/A	269,950
						1,047,557

	Software - 1.3%
100,000	Adobe Systems, Inc.	BBB+	4.750%	02/01/2020	N/A	111,878
200,000	Microsoft Corp.	AAA	3.000%	10/01/2020	N/A	214,089
						325,967

	Telecommunications - 2.0%
350,000	Cisco Systems, Inc.	A+	4.450%	01/15/2020	N/A	404,398
90,000	Telefonica Emisiones SAU (Spain)	BBB	5.134%	04/27/2020	N/A	93,184
						497,582

	Total Corporate Bonds - 98.5%
	(Cost $24,433,364)					25,040,531

	Total Investments - 98.5%
	(Cost $24,433,364)					25,040,531
	Other Assets in excess of Liabilities - 1.5%					378,215
	Net Assets - 100.0%					$ 25,418,746

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Country Allocation***
United States	87.9%
United Kingdom	4.5%
Switzerland	2.9%
Canada	1.4%
Netherlands	0.7%
France	0.7%
Australia	0.6%
Cayman Islands	0.5%
Bermuda	0.4%
Spain	0.4%
*** Subject to change daily. Based on total corporate bonds.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 24,433,364	$ 640,491	$ (33,324)	$ 607,167

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust ("Board of Trustees"). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Corporate Bonds	$ –	$ 25,041	$ –	$ 25,041
Total	$ –	$ 25,041	$ –	$ 25,041

During the nine months ended February 28, 2013, there were no transfers between levels.

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 89.7%
	Advertising - 1.1%
$2,027,000	MDC Partners, Inc. (Canada)	B	11.000%	11/01/2016	11/01/13 @ 106	$2,244,903

	Aerospace & Defense - 1.6%
2,026,000	DAE Aviation Holdings, Inc.(a)	CCC	11.250%	08/01/2015	08/01/13 @ 100	2,096,910
1,013,000	Spirit Aerosystems, Inc.	BB-	7.500%	10/01/2017	10/01/13 @ 104	1,078,845
						3,175,755

	Apparel - 0.8%
1,461,000	Hanesbrands, Inc.	BB-	8.000%	12/15/2016	12/15/13 @ 104	1,590,664

	Auto Parts & Equipment - 0.2%
406,000	TRW Automotive, Inc.(a)	BB	8.875%	12/01/2017	12/01/13 @ 104	445,585

	Banks - 2.7%
5,167,000	Ally Financial, Inc.	B+	7.500%	12/31/2013	N/A	5,438,268

	Beverages - 0.8%
1,520,000	Cott Beverages, Inc.	B+	8.375%	11/15/2017	11/15/13 @ 104	1,651,100

	Chemicals - 0.6%
1,140,000	NOVA Chemicals Corp. (Canada)	BB+	8.375%	11/01/2016	11/01/13 @ 104	1,239,750

	Coal - 1.6%
1,013,000	Arch Coal, Inc.(b)	B-	8.750%	08/01/2016	08/01/13 @ 104	1,038,325
1,945,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB-	8.250%	12/15/2017	12/15/13 @ 104	2,086,012
						3,124,337

	Computers - 0.5%
1,013,000	Stream Global Services, Inc.	B+	11.250%	10/01/2014	10/01/13 @ 100	1,059,851

	Diversified Financial Services - 3.3%
659,000	International Lease Finance Corp., Series GMTN	NR	6.375%	03/25/2013	N/A	661,676
669,000	International Lease Finance Corp., Series MTN	BBB-	5.625%	09/20/2013	N/A	684,474
3,572,000	National Money Mart Co. (Canada)	B+	10.375%	12/15/2016	12/15/13 @ 105	3,964,920
1,012,000	Springleaf Finance Corp., Series MTN	CCC	5.850%	06/01/2013	N/A	1,024,017
271,000	TMX Finance, LLC / TitleMax Finance Corp.	B+	13.250%	07/15/2015	07/15/13 @ 107	300,810
						6,635,897

	Electric - 4.7%
6,077,000	Calpine Construction Finance Co., LP / CCFC Finance Corp.(a)	BB	8.000%	06/01/2016	06/01/13 @ 104	6,441,620
2,806,000	Calpine Corp.(a)	BB-	7.250%	10/15/2017	10/15/13 @ 104	2,998,912
						9,440,532

	Entertainment - 4.3%
2,207,000	American Casino & Entertainment Properties, LLC / ACEP Finance Corp.	B+	11.000%	06/15/2014	06/15/13 @ 100	2,256,658
2,027,000	NAI Entertainment Holdings, LLC(a)	BB	8.250%	12/15/2017	12/15/13 @ 106	2,219,565
2,644,000	Pinnacle Entertainment, Inc.	BB-	8.625%	08/01/2017	08/01/13 @ 104	2,822,470
507,000	Speedway Motorsports, Inc.	BB-	8.750%	06/01/2016	06/01/13 @ 104	539,321
710,000	Yonkers Racing Corp.(a)	B+	11.375%	07/15/2016	07/15/13 @ 106	770,350
						8,608,364

	Food - 1.8%
2,862,000	Ingles Markets, Inc.	BB-	8.875%	05/15/2017	05/15/13 @ 104	3,026,565
558,000	Stater Bros Holdings, Inc.	B+	7.375%	11/15/2018	11/15/13 @ 106	602,291
						3,628,856

	Forest Products & Paper - 1.5%
2,787,000	Boise Paper Holdings, LLC / Boise Finance Co.	BB	9.000%	11/01/2017	11/01/13 @ 105	3,027,379

	Health Care Services - 5.5%
1,647,000	American Renal Holdings Co., Inc.	B	8.375%	05/15/2018	N/A	1,741,703
4,831,000	DaVita HealthCare Partners, Inc.	B	6.375%	11/01/2018	11/01/13 @ 105	5,163,131
4,103,000	HCA, Inc.	B-	6.750%	07/15/2013	N/A	4,185,060
						11,089,894

	Holding Companies-Diversified - 1.8%
1,824,000	Leucadia National Corp.(b)	BBB	7.000%	08/15/2013	N/A	1,867,320
1,672,000	Susser Holdings, LLC / Susser Finance Corp.	B+	8.500%	05/15/2016	05/15/13 @ 104	1,768,140
						3,635,460

	Household Products & Housewares - 0.9%
1,738,000	Jarden Corp.	BB-	8.000%	05/01/2016	05/01/13 @ 104	1,831,417

	Iron & Steel - 0.1%
127,000	Commercial Metals Co.	BB+	5.625%	11/15/2013	N/A	131,445

	Leisure Time - 0.8%
153,000	Easton-Bell Sports, Inc.	B-	9.750%	12/01/2016	12/01/13 @ 105	165,242
1,231,000	NCL Corp. Ltd. (Bermuda)	BB+	11.750%	11/15/2016	N/A	1,403,340
						1,568,582

	Lodging - 3.4%
4,001,000	Caesars Entertainment Operating Co., Inc.	B	11.250%	06/01/2017	06/01/13 @ 106	4,276,069
2,533,000	MGM Resorts International	B+	6.750%	04/01/2013	N/A	2,545,032
						6,821,101

	Machinery-Diversified - 3.4%
6,508,000	Case New Holland, Inc.	BB+	7.750%	09/01/2013	N/A	6,719,510

	Media - 12.7%
1,520,000	Bresnan Broadband Holdings, LLC(a)	B+	8.000%	12/15/2018	12/15/13 @ 106	1,672,000
7,193,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	7.250%	10/30/2017	10/30/13 @ 105	7,804,405
2,498,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	7.875%	04/30/2018	04/30/13 @ 106	2,679,105
2,938,000	DISH DBS Corp.	BB-	7.000%	10/01/2013	N/A	3,037,157
1,013,000	Gannett Co., Inc.	BB	9.375%	11/15/2017	11/15/13 @ 105	1,109,235
811,000	Liberty Interactive, LLC	BB	5.700%	05/15/2013	N/A	819,110
2,534,000	Salem Communications Corp.	B	9.625%	12/15/2016	12/15/13 @ 105	2,809,573
3,040,000	Sinclair Television Group, Inc.(a)	BB+	9.250%	11/01/2017	11/01/13 @ 105	3,313,600
2,128,000	Videotron Ltd. (Canada)	BB	9.125%	04/15/2018	04/29/13 @ 105	2,250,360
						25,494,545

	Mining - 3.6%
6,585,000	Novelis, Inc. (Canada)	B	8.375%	12/15/2017	12/15/13 @ 106	7,227,037

	Oil & Gas - 8.6%
2,914,000	Antero Resources Finance Corp.	B+	9.375%	12/01/2017	12/01/13 @ 105	3,190,830
1,875,000	Bill Barrett Corp.	BB-	9.875%	07/15/2016	07/15/13 @ 105	2,025,000
2,634,000	Chesapeake Energy Corp.(b)	BB-	7.625%	07/15/2013	N/A	2,709,727
2,219,000	Denbury Resources, Inc.	BB	9.750%	03/01/2016	N/A	2,332,724
578,000	HollyFrontier Corp.	BB+	9.875%	06/15/2017	06/15/13 @ 105	619,905
2,558,000	Plains Exploration & Production Co.	B	7.625%	06/01/2018	06/01/13 @ 104	2,698,690
1,773,000	Range Resources Corp.	BB	7.250%	05/01/2018	05/01/13 @ 104	1,861,650
1,723,000	Western Refining, Inc.(a)	BB	11.250%	06/15/2017	06/15/13 @ 106	1,867,301
						17,305,827

	Oil & Gas Services - 0.1%
250,000	Cie Generale de Geophysique - Veritas (France)	BB-	9.500%	05/15/2016	05/15/13 @ 105	265,625

	Packaging & Containers - 1.8%
1,773,000	Ball Corp.	BB+	7.125%	09/01/2016	09/01/13 @ 104	1,888,245
1,672,000	Graphic Packaging International, Inc.	BB+	9.500%	06/15/2017	06/15/13 @ 105	1,793,220
						3,681,465

	Pipelines - 2.0%
3,039,000	Atlas Pipeline Partners, LP / Atlas Pipeline Finance Corp.	B+	8.750%	06/15/2018	N/A	3,240,562
659,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	9.375%	06/01/2016	06/01/13 @ 105	701,835
						3,942,397

	Real Estate - 4.2%
1,825,000	CBRE Services, Inc.	B+	11.625%	06/15/2017	06/15/13 @ 106	1,986,969
5,875,000	Toys "R" US Property Co. I, LLC	B+	10.750%	07/15/2017	07/15/13 @ 105	6,337,656
						8,324,625

	Real Estate Investment Trusts - 3.8%
1,241,000	Corrections Corp. of America, REIT	BB+	7.750%	06/01/2017	06/01/13 @ 104	1,308,790
3,723,000	DuPont Fabros Technology, LP	BB	8.500%	12/15/2017	12/15/13 @ 104	4,062,724
634,000	Geo Group, Inc., REIT	B+	7.750%	10/15/2017	10/15/13 @ 104	683,135
1,317,000	Host Hotels & Resorts, LP	BBB-	9.000%	05/15/2017	05/15/13 @ 105	1,399,312
38,000	iStar Financial, Inc.	B+	8.625%	06/01/2013	N/A	38,760
102,000	iStar Financial, Inc., Series B	B+	5.950%	10/15/2013	N/A	104,550
						7,597,271

	Retail - 1.8%
507,000	New Albertsons, Inc.	CCC	7.250%	05/01/2013	N/A	513,971
293,000	Office Depot, Inc.	CCC+	6.250%	08/15/2013	N/A	300,328
2,635,000	Rite Aid Corp.	B+	9.750%	06/12/2016	N/A	2,832,625
						3,646,924

	Savings & Loans - 0.6%
1,100,000	Amsouth Bank, Series AI	BBB-	4.850%	04/01/2013	N/A	1,104,537

	Semiconductors - 0.3%
608,000	Advanced Micro Devices, Inc.(b)	B	8.125%	12/15/2017	12/15/13 @ 104	586,720

	Software - 2.2%
1,571,000	Fidelity National Information Services, Inc.	BBB-	7.625%	07/15/2017	07/15/13 @ 106	1,698,644
2,533,000	First Data Corp.	B-	9.875%	09/24/2015	09/30/13 @ 100	2,618,489
						4,317,133

	Telecommunications - 5.5%
1,876,000	GeoEye, Inc.	NR	9.625%	10/01/2015	N/A	2,065,945
750,000	Inmarsat Finance PLC (United Kingdom)(a)	BB+	7.375%	12/01/2017	12/01/13 @ 104	806,250
2,634,000	NII Capital Corp.(b)	CCC	10.000%	08/15/2016	08/15/13 @ 105	2,344,260
938,000	Telesat Canada / Telesat, LLC (Canada)	B-	12.500%	11/01/2017	05/01/13 @ 106	1,014,212
4,659,000	Windstream Corp.	B	8.125%	08/01/2013	N/A	4,804,361
						11,035,028

	Transportation - 1.1%
2,077,000	Commercial Barge Line Co.	BB-	12.500%	07/15/2017	07/15/13 @ 106	2,284,700

	Total Corporate Bonds - 89.7%
	(Cost $178,690,875)					179,922,484

Principal
Amount	Description	Coupon	Yield	Maturity		Value
	U.S. Treasury Security - 8.0%
$16,106,500	U.S. Treasury Bill(b)	NR	0.056%	04/25/2013		16,104,293
	(Cost $16,105,067)

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 3.6%
7,165,700	BNY Mellon Securities Lending Overnight Fund, 0.1879%(c) (d)					7,165,700
	(Cost $7,165,700)

	Total Investments - 101.3%
	(Cost $201,961,642)					203,192,477
	Liabilities in excess of Other Assets - (1.3%)					(2,575,888)
	Net Assets - 100.0%					$ 200,616,589

LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa.   The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2013 these securities amounted to $22,632,093, which represents 11.3% of net assets.

(b)	Security, or portion thereof, was on loan at February 28, 2013.
(c)	At February 28, 2013, the total market value of the Fund's securities on loan was $7,006,712 and the total market value of the collateral held by the Fund was $7,165,700.
(d)	Interest rate shown reflects yield as of February 28, 2013.

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Summary of Investments by Country
Country***	% of Investments
United States	90.0%
Canada	8.8%
Bermuda	0.7%
United Kingdom	0.4%
France	0.1%
*** Subject to change daily.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 201,980,222	$ 1,786,223	$ (573,968)	$ 1,212,255

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Funds’ Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ -	179,922	$ -	$ 179,922
U.S. Treasury Security	-	16,104	-	16,104
Investments of Collateral for Securities Loaned	7,166	-	-	7,166
Total	$ 7,166	$ 196,026	$ -	$ 203,192

During the nine months ended February 28, 2013, there were no transfers between levels.

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.7%
	Advertising - 1.4%
$800,000	Lamar Media Corp.	BB+	9.750%	04/01/2014	N/A	$871,000
2,457,000	Lamar Media Corp.(b)	BB-	7.875%	04/15/2018	04/15/14 @ 104	2,690,415
						3,561,415

	Aerospace & Defense - 3.7%
1,250,000	Kratos Defense & Security Solutions, Inc.	B	10.000%	06/01/2017	06/01/14 @ 105	1,385,938
6,765,000	TransDigm, Inc.	B-	7.750%	12/15/2018	12/15/14 @ 104	7,458,412
400,000	Triumph Group, Inc.	BB-	8.625%	07/15/2018	07/15/14 @ 104	447,000
						9,291,350

	Auto Manufacturers - 0.5%
1,000,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	BB-	7.750%	05/15/2018	05/15/14 @ 106	1,098,750

	Auto Parts & Equipment - 1.1%
300,000	Affinia Group, Inc.	CCC+	9.000%	11/30/2014	04/04/13 @ 100	301,503
1,720,000	Lear Corp.	BB	7.875%	03/15/2018	03/15/14 @ 104	1,870,500
437,000	Meritor, Inc.(b)	B-	10.625%	03/15/2018	03/15/14 @ 105	469,775
100,000	TRW Automotive, Inc.(a)	BB	7.000%	03/15/2014	N/A	105,250
						2,747,028

	Banks - 6.0%
3,550,000	Ally Financial, Inc.	B+	4.500%	02/11/2014	N/A	3,643,188
2,250,000	Ally Financial, Inc.	B+	6.750%	12/01/2014	N/A	2,430,000
2,850,000	Ally Financial, Inc., Series 8	B+	6.750%	12/01/2014	N/A	3,078,000
5,625,000	CIT Group, Inc.(a)	BB-	5.250%	04/01/2014	N/A	5,857,031
						15,008,219

	Beverages - 1.7%
2,270,000	Constellation Brands, Inc.	BB+	8.375%	12/15/2014	N/A	2,522,537
1,600,000	Cott Beverages, Inc.	B+	8.125%	09/01/2018	09/01/14 @ 104	1,764,000
						4,286,537

	Building Materials - 1.5%
1,500,000	Building Materials Corp. of America(a)	BB+	6.875%	08/15/2018	08/15/14 @ 103	1,612,500
1,000,000	Interline Brands, Inc.(a)(c)	B-	10.000%	11/15/2018	11/15/14 @ 105	1,104,375
1,000,000	USG Corp.(a)	BB-	8.375%	10/15/2018	10/15/14 @ 104	1,112,500
						3,829,375

	Chemicals - 2.1%
3,000,000	Celanese US Holdings, LLC	BB	6.625%	10/15/2018	10/15/14 @ 103	3,255,000
1,758,000	NOVA Chemicals Corp. (Canada)	BB+	8.625%	11/01/2019	11/01/14 @ 104	2,004,120
						5,259,120

	Coal - 0.7%
1,600,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB-	8.500%	12/15/2019	12/15/14 @ 104	1,736,000

	Commercial Services - 8.4%
1,500,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	B	8.250%	01/15/2019	10/15/14 @ 104	1,646,250
1,300,000	Cardtronics, Inc.	BB	8.250%	09/01/2018	09/01/14 @ 104	1,430,000
500,000	Deluxe Corp., Series B	B	5.125%	10/01/2014	N/A	517,500
2,000,000	Emergency Medical Services Corp.	B-	8.125%	06/01/2019	06/01/14 @ 106	2,192,500
500,000	Hertz Corp.	B	7.500%	10/15/2018	10/15/14 @ 104	548,750
3,566,000	Interactive Data Corp.	B-	10.250%	08/01/2018	08/01/14 @ 105	4,060,782
2,550,000	Iron Mountain, Inc.	B+	8.375%	08/15/2021	08/15/14 @ 104	2,811,375
500,000	Jaguar Holding Co. II / Jaguar Merger Sub., Inc.(a)	B-	9.500%	12/01/2019	12/01/14 @ 107	576,250
700,000	RR Donnelley & Sons Co.	BB	4.950%	04/01/2014	N/A	721,000
740,000	Service Corp. International	BB-	7.000%	05/15/2019	11/15/14 @ 104	806,600
1,300,000	TransUnion, LLC / TransUnion Financing Corp.	B-	11.375%	06/15/2018	06/15/14 @ 106	1,504,750
1,150,000	United Rentals North America, Inc.	B+	10.250%	11/15/2019	11/15/14 @ 105	1,351,250
2,550,000	United Rentals North America, Inc.	B+	9.250%	12/15/2019	12/15/14 @ 105	2,919,750
						21,086,757

	Computers - 1.0%
500,000	iGATE Corp.	B+	9.000%	05/01/2016	05/01/14 @ 105	546,875
1,400,000	Stream Global Services, Inc.	B+	11.250%	10/01/2014	10/01/13 @ 100	1,464,750
525,000	SunGard Data Systems, Inc.	BB	4.875%	01/15/2014	N/A	539,438
						2,551,063

	Diversified Financial Services - 0.9%
1,900,000	Aircastle Ltd. (Bermuda)	BB+	9.750%	08/01/2018	08/01/14 @ 105	2,175,500

	Electric - 2.7%
2,665,000	AES Corp.	BB-	7.750%	03/01/2014	N/A	2,831,563
900,000	CMS Energy Corp.	BB+	2.750%	05/15/2014	N/A	919,715
925,000	GenOn Energy, Inc.	B	7.625%	06/15/2014	N/A	992,062
1,900,000	NRG Energy, Inc.	BB-	7.625%	05/15/2019	05/15/14 @ 104	2,052,000
						6,795,340

	Electronics - 0.2%
475,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	B+	9.750%	08/01/2018	08/01/14 @ 105	545,062

	Entertainment - 7.5%
1,851,000	American Casino & Entertainment Properties, LLC / ACEP Finance Corp.	B+	11.000%	06/15/2014	06/15/13 @ 100	1,892,648
2,300,000	Cinemark USA, Inc.	BB-	8.625%	06/15/2019	06/15/14 @ 104	2,561,625
1,450,000	Penn National Gaming, Inc.	BB-	8.750%	08/15/2019	08/15/14 @ 104	1,653,000
2,000,000	Regal Cinemas Corp.	B-	8.625%	07/15/2019	07/15/14 @ 104	2,230,000
2,650,000	Regal Entertainment Group(b)	B-	9.125%	08/15/2018	08/15/14 @ 105	2,987,875
1,000,000	Scientific Games Corp.	BB-	8.125%	09/15/2018	09/15/14 @ 104	1,105,000
1,900,000	Scientific Games International, Inc.	BB-	9.250%	06/15/2019	06/15/14 @ 105	2,113,750
1,200,000	Vail Resorts, Inc.	BB	6.500%	05/01/2019	05/01/14 @ 105	1,293,000
2,500,000	WMG Acquisition Corp.	B-	11.500%	10/01/2018	10/01/14 @ 109	2,915,625
						18,752,523

	Food - 1.6%
2,000,000	Bumble Bee Acquisition Corp.(a)	B	9.000%	12/15/2017	12/15/14 @ 105	2,195,000
800,000	JBS USA, LLC / JBS USA Finance, Inc.	BB	11.625%	05/01/2014	N/A	887,000
750,000	TreeHouse Foods, Inc.	BB-	7.750%	03/01/2018	03/01/14 @ 104	812,812
						3,894,812

	Forest Products & Paper - 1.0%
2,124,000	Resolute Forest Products(b)	BB	10.250%	10/15/2018	10/15/14 @ 105	2,469,150

	Health Care Services - 6.8%
2,900,000	Apria Healthcare Group, Inc.	BB	11.250%	11/01/2014	11/01/13 @ 100	3,001,500
1,600,000	Apria Healthcare Group, Inc.(b)	B	12.375%	11/01/2014	11/01/13 @ 100	1,602,000
1,400,000	DaVita HealthCare Partners, Inc.	B	6.625%	11/01/2020	11/01/14 @ 105	1,533,000
2,200,000	HCA, Inc.	B-	5.750%	03/15/2014	N/A	2,293,500
3,400,000	HCA, Inc.	BB	8.500%	04/15/2019	04/15/14 @ 104	3,774,000
4,200,000	Tenet Healthcare Corp.	B+	8.875%	07/01/2019	07/01/14 @ 104	4,756,500
						16,960,500

	Home Builders - 0.2%
422,000	Lennar Corp., Series B	BB-	5.500%	09/01/2014	N/A	444,155

	Home Furnishings - 0.2%
500,000	Sealy Mattress Co.	CCC+	8.250%	06/15/2014	04/04/13 @ 100	502,505

	Household Products & Housewares - 2.7%
3,500,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu	B+	7.125%	04/15/2019	10/15/14 @ 104	3,775,625
2,590,000	Spectrum Brands, Inc.	B	9.500%	06/15/2018	06/15/14 @ 105	2,949,362
						6,724,987

	Internet - 1.5%
3,375,000	Equinix, Inc.	BB	8.125%	03/01/2018	03/01/14 @ 104	3,750,469

	Iron & Steel - 0.4%
1,000,000	ArcelorMittal USA, LLC	BB+	6.500%	04/15/2014	N/A	1,048,464

	Lodging - 1.3%
500,000	Boyd Gaming Corp.(b)	CCC+	6.750%	04/15/2014	04/04/13 @ 100	501,250
2,700,000	MGM Resorts International	B+	5.875%	02/27/2014	N/A	2,811,375
						3,312,625

	Machinery-Diversified - 0.5%
1,000,000	Manitowoc Co., Inc.(b)	B+	9.500%	02/15/2018	02/15/14 @ 105	1,115,000

	Media - 4.8%
3,981,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	7.000%	01/15/2019	01/15/14 @ 105	4,309,433
4,050,000	DISH DBS Corp.	BB-	6.625%	10/01/2014	N/A	4,333,500
500,000	MediaCom, LLC / MediaCom Capital Corp.	B-	9.125%	08/15/2019	08/15/14 @ 105	557,500
700,000	Nielsen Finance, LLC / Nielsen Finance Co.	BB-	11.625%	02/01/2014	N/A	768,250
500,000	Sinclair Television Group, Inc.(b)	B	8.375%	10/15/2018	10/15/14 @ 104	560,000
1,381,000	XM Satellite Radio, Inc.(a)	BB	7.625%	11/01/2018	11/01/14 @ 104	1,529,457
						12,058,140

	Metal Fabricate & Hardware - 0.3%
600,000	Severstal Columbus, LLC	B	10.250%	02/15/2018	02/15/14 @ 105	648,000

	Mining - 1.1%
1,700,000	Century Aluminum Co.	B	8.000%	05/15/2014	05/15/13 @ 100	1,723,375
1,000,000	Vedanta Resources PLC (United Kingdom)(a) (b)	BB	8.750%	01/15/2014	N/A	1,053,800
						2,777,175

	Miscellaneous Manufacturing - 2.1%
3,302,000	RBS Global, Inc. / Rexnord, LLC	B	8.500%	05/01/2018	05/01/14 @ 104	3,632,200
1,400,000	SPX Corp.	BB+	7.625%	12/15/2014	N/A	1,538,250
						5,170,450

	Oil & Gas - 6.3%
500,000	Antero Resources Finance Corp.	B+	7.250%	08/01/2019	08/01/14 @ 105	542,500
1,000,000	Carrizo Oil & Gas, Inc.	B-	8.625%	10/15/2018	10/15/14 @ 104	1,090,000
350,000	Citgo Petroleum Corp.(a)	BB+	11.500%	07/01/2017	07/01/14 @ 106	400,750
1,600,000	Continental Resources, Inc.	BB+	8.250%	10/01/2019	10/01/14 @ 104	1,796,000
2,550,000	Energy XXI Gulf Coast, Inc.	B+	9.250%	12/15/2017	12/15/14 @ 105	2,894,250
1,550,000	Forest Oil Corp.	B-	8.500%	02/15/2014	N/A	1,664,313
750,000	McMoRan Exploration Co.	B-	11.875%	11/15/2014	11/15/13 @ 100	801,562
350,000	Petrohawk Energy Corp.	BBB+	10.500%	08/01/2014	02/01/14 @ 100	371,305
1,760,000	Plains Exploration & Production Co.	B	8.625%	10/15/2019	10/15/14 @ 104	2,019,600
1,365,000	Range Resources Corp.	BB	8.000%	05/15/2019	05/15/14 @ 104	1,508,325
1,340,000	Tesoro Corp.	BB+	9.750%	06/01/2019	06/01/14 @ 105	1,524,250
925,000	Whiting Petroleum Corp.	BB+	7.000%	02/01/2014	N/A	968,937
						15,581,792

	Oil & Gas Services - 0.1%
240,000	Seitel, Inc.	B	9.750%	02/15/2014	04/04/13 @ 100	240,900

	Packaging & Containers - 3.0%
$1,325,000	Ardagh Packaging Finance PLC (Ireland)(a)	B+	7.375%	10/15/2017	10/15/14 @ 104	1,450,875
1,500,000	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., (Ireland)(a)	B+	7.375%	10/15/2017	10/15/14 @ 104	1,640,625
1,700,000	Ball Corp.	BB+	7.375%	09/01/2019	09/01/14 @ 104	1,891,250
1,395,000	Berry Plastics Corp.	CCC+	9.500%	05/15/2018	05/15/14 @ 105	1,558,912
800,000	Graphic Packaging International	BB+	7.875%	10/01/2018	10/01/14 @ 104	884,000
						7,425,662

	Pharmaceuticals - 5.2%
2,700,000	Grifols, Inc.	B+	8.250%	02/01/2018	02/01/14 @ 106	2,976,750
2,200,000	Mylan, Inc.(a)	BBB-	7.625%	07/15/2017	07/15/14 @ 104	2,456,241
1,000,000	Valeant Pharmaceuticals International(a)	BB-	6.750%	10/01/2017	10/01/14 @ 103	1,090,000
3,000,000	Valeant Pharmaceuticals International(a)	BB-	6.875%	12/01/2018	12/01/14 @ 103	3,273,750
3,000,000	Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC (Puerto Rico)	BB-	7.750%	09/15/2018	09/15/14 @ 104	3,255,000
						13,051,741

	Pipelines - 3.1%
3,750,000	Crosstex Energy, LP / Crosstex Energy Finance Corp.	B+	8.875%	02/15/2018	02/15/14 @ 104	4,059,375
500,000	El Paso, LLC(b)	BB	6.875%	06/15/2014	N/A	533,618
2,850,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	6.875%	12/01/2018	12/01/14 @ 103	3,092,250
						7,685,243

	Real Estate - 1.5%
3,350,000	Atlantic Finance Ltd. (Jersey)(a)	B+	10.750%	05/27/2014	N/A	3,647,993

	Real Estate Investment Trusts - 0.9%
1,141,000	Felcor Lodging, LP	B+	10.000%	10/01/2014	N/A	1,293,609
1,000,000	iStar Financial, Inc., Series B	B+	5.700%	03/01/2014	N/A	1,036,250
						2,329,859

	Retail - 4.6%
1,500,000	Academy Ltd. / Academy Finance Corp.(a)	CCC+	9.250%	08/01/2019	08/01/14 @ 107	1,687,500
3,900,000	Burger King Corp.(b)	B	9.875%	10/15/2018	10/15/14 @ 105	4,465,500
558,000	CKE Restaurants, Inc.	B-	11.375%	07/15/2018	07/15/14 @ 106	652,860
40,000	Express, LLC / Express Finance Corp.	BB	8.750%	03/01/2018	03/01/14 @ 104	43,900
1,080,000	Fifth & Pacific Cos., Inc.(a)	B	10.500%	04/15/2019	04/15/14 @ 105	1,215,000
1,000,000	Michaels Stores, Inc.	B	7.750%	11/01/2018	11/01/14 @ 104	1,096,250
1,000,000	Rite Aid Corp.	B-	10.250%	10/15/2019	10/15/14 @ 105	1,162,500
1,000,000	Sonic Automotive, Inc.	B+	9.000%	03/15/2018	03/15/14 @ 105	1,105,000
						11,428,510

	Semiconductors - 2.9%
244,000	Freescale Semiconductor, Inc.	CCC+	8.875%	12/15/2014	04/04/13 @ 100	247,050
6,400,000	Freescale Semiconductor, Inc.(a)	B	9.250%	04/15/2018	04/15/14 @ 105	7,072,000
						7,319,050

	Software - 1.0%
1,400,000	Fidelity National Information Services, Inc.	BBB-	7.875%	07/15/2020	07/15/14 @ 106	1,590,750
770,000	IMS Health, Inc.(a)	B	12.500%	03/01/2018	03/01/15 @ 106	931,700
						2,522,450

	Telecommunications - 5.2%
2,500,000	Crown Castle International Corp.	B-	7.125%	11/01/2019	11/01/14 @ 104	2,750,000
927,000	Frontier Communications Corp.	BB-	8.250%	05/01/2014	N/A	996,525
1,501,000	Level 3 Financing, Inc.	CCC	10.000%	02/01/2018	02/01/14 @ 105	1,666,110
500,000	PAETEC Holding Corp.	BB+	9.875%	12/01/2018	12/01/14 @ 105	575,000
2,200,000	Telesat Canada / Telesat, LLC (Canada)(a)	B-	6.000%	05/15/2017	05/15/14 @ 103	2,304,500
2,204,000	Virgin Media Finance PLC (United Kingdom)	BB-	8.375%	10/15/2019	10/15/14 @ 104	2,468,480
1,900,000	Windstream Corp.	B	8.125%	09/01/2018	09/01/14 @ 104	2,090,000
						12,850,615

	Total Corporate Bonds - 97.7%
	(Cost $239,446,519)					243,684,286

Number
of Shares	Description					Value
	Exchange Traded Fund - 0.3%
20,000	SPDR Barclays High Yield Bond ETF(b)					817,600
	(Cost $809,665)

	Total Long-Term Investments - 98.0%
	(Cost $240,256,184)					244,501,886

	Investments of Collateral for Securities Loaned - 2.7%
6,677,680	BNY Mellon Securities Lending Overnight Fund, 0.1879%(d) (e)					6,677,680
	(Cost $6,677,680)

	Total Investments - 100.7%
	(Cost $246,933,864)					251,179,566
	Liabilities in excess of Other Assets - (0.7%)					(1,705,295)
	Net Assets - 100.0%					$ 249,474,271

BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2013, these securities amounted to $43,960,909, which represents 17.6% of net assets.

(b)	Security, or portion thereof, was on loan at February 28, 2013.
(c)	Paid-in-kind toggle note. The issuer in each interest period has the option to pay interest in cash or to issue payment-in-kind shares of the note.
(d)	At February 28, 2013, the total market value of the Fund's securities on loan was $6,532,093 and the total market value of the collateral held by the Fund was $6,677,680.
(e)	Interest rate shown reflects yield as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Country Allocation***
United States	91.1%
United Kingdom	1.9%
Canada	1.8%
Jersey	1.5%
Puerto Rico	1.3%
Ireland	1.3%
Bermuda	0.9%
Netherlands	0.2%
*** Subject to change daily. Based on long-term investments.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 246,940,596	$4,389,966	$ (150,996)	$ 4,238,970

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust ("Board of Trustees"). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ –	$ 243,684	$ –	$ 243,684
Exchange Traded Fund	818	-	-	818
Investments of Collateral for Securities Loaned	6,678	-	-	6,678
Total	$ 7,496	$ 243,684	$ –	$ 251,180

During the nine months ended February 28, 2013, there were no transfers between levels.

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 97.8%
	Corporate Bonds - 97.7%
	Advertising - 0.1%
$500,000	Affinion Group, Inc.(a)	CCC	11.500%	10/15/2015	10/15/13 @ 100	$ 395,000

	Aerospace & Defense - 1.2%
1,830,000	B/E Aerospace, Inc.	BB	6.875%	10/01/2020	10/01/15 @ 103	2,035,875
2,000,000	Esterline Technologies Corp.	BB	7.000%	08/01/2020	08/01/15 @ 104	2,210,000
						4,245,875

	Agriculture - 0.4%
1,500,000	Vector Group Ltd.	Ba3	11.000%	08/15/2015	N/A	1,560,000

	Airlines - 1.9%
4,200,000	Air Canada (Canada)(b)	B+	9.250%	08/01/2015	08/01/13 @ 105	4,483,500
2,200,000	Continental Airlines, Inc.(b)	BB-	6.750%	09/15/2015	09/15/13 @ 103	2,321,000
						6,804,500

	Apparel - 2.5%
3,500,000	Hanesbrands, Inc.	BB-	6.375%	12/15/2020	12/15/15 @ 103	3,806,250
3,250,000	Levi Strauss & Co.	B+	7.625%	05/15/2020	05/15/15 @ 104	3,558,750
1,750,000	Quiksilver, Inc.(a)	CCC	6.875%	04/15/2015	N/A	1,758,750
						9,123,750

	Auto Manufacturers - 1.8%
6,000,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.	B	8.000%	06/15/2019	06/15/15 @ 104	6,607,500

	Auto Parts & Equipment - 1.3%
500,000	Goodyear Tire & Rubber Co.	B+	8.250%	08/15/2020	08/15/15 @ 104	543,750
2,510,000	Lear Corp.	BB	8.125%	03/15/2020	03/15/15 @ 104	2,811,200
1,200,000	Meritor, Inc.	B-	8.125%	09/15/2015	N/A	1,273,500
						4,628,450

	Banks - 6.1%
8,950,000	Ally Financial, Inc.	B+	8.300%	02/12/2015	N/A	9,979,250
6,185,000	Ally Financial, Inc.	B+	4.625%	06/26/2015	N/A	6,505,550
3,000,000	CIT Group, Inc.(b)	BB-	4.750%	02/15/2015	N/A	3,172,500
100,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.050%	01/08/2015	N/A	103,448
2,000,000	Zions Bancorporation	BB+	6.000%	09/15/2015	N/A	2,112,596
						21,873,344

	Building Materials - 1.8%
1,500,000	Building Materials Corp. of America(b)	BB+	7.000%	02/15/2020	02/15/15 @ 104	1,631,250
2,325,000	Building Materials Corp. of America(b)	BB+	7.500%	03/15/2020	03/15/15 @ 104	2,528,437
2,241,000	Lafarge SA (France)(b)	BB+	6.200%	07/09/2015	N/A	2,442,690
						6,602,377

	Chemicals - 2.9%
2,500,000	Huntsman International, LLC	B+	8.625%	03/15/2020	03/15/15 @ 104	2,800,000
4,350,000	Ineos Finance PLC (United Kingdom)(b)	B+	9.000%	05/15/2015	05/15/14 @ 100	4,621,875
2,700,000	PolyOne Corp.	BB-	7.375%	09/15/2020	09/15/15 @ 104	3,003,750
						10,425,625

	Coal - 0.3%
1,200,000	Murray Energy Corp.(b)	B	10.250%	10/15/2015	12/15/13 @ 103	1,212,000

	Commercial Services - 4.8%
5,000,000	Ceridian Corp.	CCC	11.250%	11/15/2015	11/15/13 @ 100	5,150,000
1,500,000	Hertz Corp.	B	6.750%	04/15/2019	04/15/15 @ 103	1,623,750
3,225,000	Iron Mountain, Inc.	B+	7.750%	10/01/2019	10/01/15 @ 104	3,595,875
1,500,000	Knowledge Universe Education, LLC(b)	CCC-	7.750%	02/01/2015	N/A	1,466,250
2,478,000	RR Donnelley & Sons Co.(a)	BB	5.500%	05/15/2015	N/A	2,601,900
2,500,000	United Rentals North America, Inc.	B-	8.375%	09/15/2020	09/15/15 @ 104	2,762,500
						17,200,275

	Computers - 0.7%
2,203,000	SunGard Data Systems, Inc.	B	7.625%	11/15/2020	11/15/15 @ 104	2,395,763

	Cosmetics & Personal Care - 0.1%
500,000	Revlon Consumer Products Corp.	B	9.750%	11/15/2015	N/A	525,250

	Distribution & Wholesale - 1.3%
4,260,000	HD Supply, Inc.(b)	B+	8.125%	04/15/2019	04/15/15 @ 106	4,819,125

	Diversified Financial Services - 2.8%
2,250,000	CNH Capital, LLC	BB	3.875%	11/01/2015	N/A	2,323,125
400,000	International Lease Finance Corp.	BBB-	8.625%	09/15/2015	N/A	456,500
2,950,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	10.875%	04/01/2015	04/01/14 @ 100	3,141,750
1,500,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(b)	B+	9.625%	05/01/2019	05/01/15 @ 107	1,717,500
2,400,000	Nuveen Investments, Inc.	CCC	5.500%	09/15/2015	N/A	2,340,000
100,000	Springleaf Finance Corp., Series MTNI	CCC	5.400%	12/01/2015	N/A	100,500
						10,079,375

	Electric - 5.6%
3,700,000	AES Corp.	BB-	7.750%	10/15/2015	N/A	4,162,500
4,375,000	Calpine Corp.(b)	BB-	7.875%	07/31/2020	07/31/15 @ 104	4,845,313
7,000,000	Calpine Corp.(b)	BB-	7.500%	02/15/2021	11/01/15 @ 104	7,647,500
3,000,000	NRG Energy, Inc.	BB-	8.250%	09/01/2020	09/01/15 @ 104	3,408,750
						20,064,063

	Electrical Components & Equipment - 0.1%
500,000	Anixter, Inc.	BB	5.950%	03/01/2015	N/A	531,250

	Entertainment - 0.1%
425,000	Snoqualmie Entertainment Authority(b)	B	9.125%	02/01/2015	N/A	426,859

	Food - 1.7%
2,350,000	ARAMARK Corp.	B-	8.500%	02/01/2015	N/A	2,364,711
3,718,000	Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp.	CCC+	9.250%	04/01/2015	N/A	3,769,122
						6,133,833

	Forest Products & Paper - 0.6%
1,900,000	Appleton Papers, Inc.(b)	B+	10.500%	06/15/2015	02/08/14 @ 100	2,004,500

	Health Care Products - 1.5%
471,000	Bausch & Lomb, Inc.	B	9.875%	11/01/2015	11/01/13 @ 100	487,485
4,150,000	Fresenius US Finance II, Inc.(b)	BB+	9.000%	07/15/2015	N/A	4,782,875
						5,270,360

	Health Care Services - 7.4%
8,750,000	CHS/Community Health Systems, Inc.	B	8.000%	11/15/2019	11/15/15 @ 104	9,701,562
6,125,000	HCA Holdings, Inc.	B-	7.750%	05/15/2021	11/15/15 @ 104	6,768,125
5,600,000	HCA, Inc.	B-	6.375%	01/15/2015	N/A	6,020,000
315,000	Select Medical Corp.(a)	B-	7.625%	02/01/2015	N/A	315,394
3,500,000	Tenet Healthcare Corp.(a)	CCC+	9.250%	02/01/2015	N/A	3,972,500
						26,777,581

	Holding Companies-Diversified - 1.2%
3,850,000	Leucadia National Corp.	BBB	8.125%	09/15/2015	N/A	4,369,750

	Home Builders - 1.7%
1,665,000	KB Home	B	6.250%	06/15/2015	N/A	1,794,037
4,000,000	Lennar Corp., Series B	BB-	5.600%	05/31/2015	N/A	4,285,000
						6,079,037

	Internet - 2.4%
4,700,000	GXS Worldwide, Inc.	B	9.750%	06/15/2015	06/15/13 @ 102	4,911,500
3,425,000	Zayo Group, LLC / Zayo Capital, Inc.	B	8.125%	01/01/2020	07/01/15 @ 104	3,844,563
						8,756,063

	Iron & Steel - 2.8%
1,000,000	ArcelorMittal (Luxembourg)	BB+	9.500%	02/15/2015	N/A	1,129,260
1,000,000	ArcelorMittal (Luxembourg)	BB+	4.250%	02/25/2015	N/A	1,033,017
2,500,000	ArcelorMittal (Luxembourg)	BB+	4.250%	08/05/2015	N/A	2,589,843
1,500,000	Essar Steel Algoma, Inc. (Canada)(b)	B	9.375%	03/15/2015	03/15/14 @ 100	1,455,000
1,200,000	Steel Dynamics, Inc.	BB+	6.750%	04/01/2015	N/A	1,206,000
2,390,000	Steel Dynamics, Inc.	BB+	7.625%	03/15/2020	03/15/15 @ 104	2,664,850
						10,077,970

	Lodging - 2.9%
2,250,000	Caesars Entertainment Operating Co., Inc.	CCC	10.000%	12/15/2015	12/15/13 @ 103	2,058,750
1,700,000	Marina District Finance Co., Inc.	B+	9.500%	10/15/2015	10/15/13 @ 105	1,756,312
6,000,000	MGM Resorts International	B+	6.625%	07/15/2015	N/A	6,510,000
						10,325,062

	Media - 5.2%
5,150,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	8.125%	04/30/2020	04/30/15 @ 104	5,761,562
5,500,000	DISH DBS Corp.	BB-	7.750%	05/31/2015	N/A	6,132,500
1,500,000	Gannett Co., Inc.	BB	6.375%	09/01/2015	N/A	1,650,000
4,500,000	Sirius XM Radio, Inc.(b)	BB	8.750%	04/01/2015	N/A	5,051,250
						18,595,312

	Metal Fabricate & Hardware - 0.4%
1,320,000	Mueller Water Products, Inc.	B2	8.750%	09/01/2020	09/01/15 @ 104	1,501,500

	Mining - 1.8%
5,600,000	Novelis, Inc. (Canada)	B	8.750%	12/15/2020	12/15/15 @ 104	6,300,000

	Oil & Gas - 10.4%
1,000,000	Berry Petroleum Co.	BB-	6.750%	11/01/2020	11/01/15 @ 103	1,070,000
1,500,000	Chaparral Energy, Inc.	B-	9.875%	10/01/2020	10/01/15 @ 105	1,732,500
4,400,000	Chesapeake Energy Corp.	BB-	9.500%	02/15/2015	N/A	4,994,000
1,251,000	Continental Resources, Inc.	BB+	7.375%	10/01/2020	10/01/15 @ 104	1,416,758
3,313,000	Denbury Resources, Inc.	BB	8.250%	02/15/2020	02/15/15 @ 104	3,735,407
500,000	Energy XXI Gulf Coast, Inc.	B+	7.750%	06/15/2019	06/15/15 @ 104	538,750
3,400,000	EP Energy, LLC / Everest Acquisition Finance, Inc.	B+	6.875%	05/01/2019	05/01/15 @ 103	3,723,000
5,100,000	Linn Energy, LLC / Linn Energy Finance Corp.	B	8.625%	04/15/2020	04/15/15 @ 104	5,667,375
350,000	Petrohawk Energy Corp.	BBB+	7.875%	06/01/2015	06/01/13 @ 102	363,715
2,500,000	Plains Exploration & Production Co.	B	7.625%	04/01/2020	04/01/15 @ 104	2,846,875
5,500,000	Plains Exploration & Production Co.	B	6.500%	11/15/2020	11/15/15 @ 105	6,173,750
1,700,000	Quicksilver Resources, Inc.(a)	CCC+	8.250%	08/01/2015	08/01/13 @ 102	1,640,500
3,250,000	Range Resources Corp.	BB	6.750%	08/01/2020	08/01/15 @ 103	3,566,875
						37,469,505

	Oil & Gas Services - 0.1%
500,000	American Petroleum Tankers Parent, LLC / AP Tankers Co.	B+	10.250%	05/01/2015	05/01/14 @ 100	520,625

	Packaging & Containers - 2.5%
4,000,000	Ball Corp.	BB+	6.750%	09/15/2020	03/15/15 @ 103	4,430,000
300,000	Berry Plastics Corp.	B+	8.250%	11/15/2015	N/A	313,035
3,670,000	Sealed Air Corp.(b)	BB-	8.125%	09/15/2019	09/15/15 @ 104	4,137,925
						8,880,960

	Pharmaceuticals - 2.5%
1,750,000	BioScrip, Inc.	B-	10.250%	10/01/2015	10/01/14 @ 100	1,855,000
3,900,000	Omnicare, Inc.	BB	7.750%	06/01/2020	06/01/15 @ 104	4,348,500
2,500,000	Valeant Pharmaceuticals International(b)	BB-	7.000%	10/01/2020	10/01/15 @ 104	2,740,625
						8,944,125

	Pipelines - 1.9%
900,000	Kinder Morgan Kansas, Inc.(a)	BB	5.150%	03/01/2015	N/A	960,632
3,930,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.	BB	6.750%	11/01/2020	11/01/15 @ 103	4,323,000
1,200,000	NGPL PipeCo, LLC(b)	B+	9.625%	06/01/2019	06/01/15 @ 107	1,398,000
						6,681,632

	Real Estate Investment Trusts - 1.4%
4,825,000	Rouse Co., LLC	BB+	6.750%	11/09/2015	05/09/14 @ 100	5,030,063

	Retail - 4.1%
2,000,000	AmeriGas Partners, LP / AmeriGas Finance Corp.	Ba3	6.250%	08/20/2019	08/20/15 @ 103	2,130,000
4,600,000	PVH Corp.	BB+	7.375%	05/15/2020	05/15/15 @ 104	5,180,750
4,500,000	Rite Aid Corp.	B+	8.000%	08/15/2020	08/15/15 @ 104	5,130,000
2,225,000	Sally Holdings, LLC / Sally Capital, Inc.	BB+	6.875%	11/15/2019	11/15/15 @ 103	2,492,000
						14,932,750

	Shipbuilding - 0.6%
2,000,000	Huntington Ingalls Industries, Inc.	B+	6.875%	03/15/2018	03/15/15 @ 103	2,188,750

	Software - 0.8%
700,000	First Data Corp.	B-	9.875%	09/24/2015	09/30/13 @ 100	723,625
2,000,000	First Data Corp.(b)	B+	8.875%	08/15/2020	08/15/15 @ 104	2,220,000
						2,943,625

	Telecommunications - 7.9%
3,600,000	Avaya, Inc.(a)	CCC+	9.750%	11/01/2015	11/01/13 @ 100	3,559,500
4,175,000	CommScope, Inc. (b)	B	8.250%	01/15/2019	01/15/15 @ 104	4,550,750
1,575,000	Frontier Communications Corp.	BB-	6.625%	03/15/2015	N/A	1,712,812
3,300,000	Frontier Communications Corp.	BB-	7.875%	04/15/2015	N/A	3,679,500
2,000,000	Intelsat Jackson Holdings SA (Luxembourg)	B	7.250%	04/01/2019	04/01/15 @ 104	2,155,000
3,055,000	Intelsat Jackson Holdings SA (Luxembourg)	B	7.250%	10/15/2020	10/15/15 @ 104	3,287,944
500,000	Level 3 Communications, Inc.	CCC	11.875%	02/01/2019	02/01/15 @ 106	580,000
1,000,000	Level 3 Financing, Inc.	CCC	9.375%	04/01/2019	04/01/15 @ 105	1,126,250
2,000,000	Level 3 Financing, Inc.	CCC	8.125%	07/01/2019	07/01/15 @ 104	2,190,000
2,340,000	SBA Telecommunications, Inc.	B+	8.250%	08/15/2019	08/15/14 @ 104	2,597,400
2,700,000	Windstream Corp.	B	7.750%	10/15/2020	10/15/15 @ 104	2,916,000
						28,355,156

	Trucking & Leasing - 0.1%
400,000	Maxim Crane Works, LP / Maxim Finance Corp.(b)	B	12.250%	04/15/2015	04/15/14 @ 100	416,000

	Total Corporate Bonds - 97.7%
	(Cost $345,298,441)					352,074,540

Number
of Shares	Description					Value
	Exchange Traded Fund - 0.1%
9,000	SPDR Barclays High Yield Bond ETF(a)					367,920
	(Cost $366,443)

	Total Long-Term Investments - 97.8%
	(Cost $345,664,884)					352,442,460

	Investments of Collateral for Securities Loaned - 1.8%
6,383,760	BNY Mellon Securities Lending Overnight Fund, 0.1879%(c) (d)					6,383,760
	(Cost $6,383,760)

	Total Investments - 99.6%
	(Cost $352,048,644)					358,826,220
	Other Assets in excess of Liabilities - 0.4%					1,451,168
	Net Assets - 100.0%					$ 360,277,388

LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company SA - Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at February 28, 2013.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2013 these securities amounted to $72,092,724, which represents 20.0% of net assets.

(c)	At February 28, 2013, the total market value of the Fund's securities on loan was $6,230,117 and the total market value of the collateral held by the Fund was $6,383,760.
(d)	Interest rate shown reflects yield as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Country Allocation***
United States	91.6%
Canada	3.5%
Luxembourg	2.9%
United Kingdom	1.3%
France	0.7%
*** Subject to change daily. Based on long-term investments.

At February 28, 2013 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 352,203,762	$ 7,151,582	$ (529,124)	$ 6,622,458

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Funds’ Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ -	$ 352,074	$ -	$ 352,074
Exchange Traded Fund	368	-	-	368
Investments of Collateral for Securities Loaned	6,384	-	-	6,384
Total	$ 6,752	$ 352,074	$ -	$ 358,826

During the nine months ended February 28, 2013, there were no transfers between levels.

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.3%
	Corporate Bonds - 97.9%
	Agriculture - 0.8%
$750,000	Alliance One International, Inc.	B-	10.000%	07/15/2016	07/15/13 @ 105	$795,937

	Airlines - 0.6%
500,000	Air Canada (Canada)(a)	B-	12.000%	02/01/2016	02/01/14 @ 106	546,875

	Auto Manufacturers - 2.8%
1,900,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.(b)	B	8.250%	06/15/2021	06/15/16 @ 104	2,113,750
500,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	BB-	8.125%	05/15/2021	05/15/16 @ 104	558,750
						2,672,500

	Banks - 1.1%
1,000,000	Ally Financial, Inc.	B+	3.125%	01/15/2016	N/A	1,010,909

	Beverages - 1.4%
1,200,000	Constellation Brands, Inc.	BB+	7.250%	09/01/2016	N/A	1,366,500

	Building Materials - 4.7%
1,500,000	Building Materials Corp. of America(a)	BB+	6.750%	05/01/2021	05/01/16 @ 103	1,614,375
400,000	Lafarge SA (France)	BB+	6.500%	07/15/2016	N/A	446,000
500,000	Nortek, Inc.	B	8.500%	04/15/2021	04/15/16 @ 104	553,750
700,000	USG Corp.	B-	6.300%	11/15/2016	N/A	740,250
500,000	USG Corp.(a)	BB-	7.875%	03/30/2020	03/30/16 @ 104	575,000
536,000	Vulcan Materials Co.	BB	6.500%	12/01/2016	N/A	605,010
						4,534,385

	Chemicals - 1.3%
266,000	Huntsman International LLC(b)	BB-	5.500%	06/30/2016	N/A	266,000
900,000	INEOS Group Holdings SA (Luxembourg)(a) (b)	CCC+	8.500%	02/15/2016	02/15/14 @ 100	919,125
						1,185,125

	Coal - 0.7%
600,000	Peabody Energy Corp.	BB+	7.375%	11/01/2016	N/A	687,000

	Commercial Services - 3.6%
548,000	Hertz Corp.	B	7.375%	01/15/2021	01/16/16 @ 104	606,910
600,000	PHH Corp.	BB-	9.250%	03/01/2016	N/A	703,500
850,000	R.R. Donnelley & Sons	BB	8.600%	08/15/2016	N/A	960,500
1,000,000	United Rentals North America, Inc.	B+	8.250%	02/01/2021	02/01/16 @ 104	1,138,750
						3,409,660

	Computers - 1.0%
900,000	iGATE Corp.	B+	9.000%	05/01/2016	05/01/14 @ 105	984,375

	Cosmetics & Personal Care - 0.6%
500,000	Elizabeth Arden, Inc.	BB-	7.375%	03/15/2021	03/15/16 @ 104	557,500

	Distribution & Wholesale - 1.9%
500,000	HD Supply, Inc.(a)	CCC+	11.000%	04/15/2020	04/15/16 @ 106	605,000
1,000,000	HD Supply, Inc.(a)	CCC+	11.500%	07/15/2020	10/15/16 @ 106	1,155,000
						1,760,000

	Diversified Financial Services - 1.9%
725,000	CNH Capital LLC	BB	6.250%	11/01/2016	N/A	804,750
900,000	E*TRADE Financial Corp.	B-	6.750%	06/01/2016	N/A	965,250
						1,770,000

	Electric - 3.1%
600,000	AES Corp.	BB-	9.750%	04/15/2016	N/A	717,000
800,000	DPL, Inc.	BB-	6.500%	10/15/2016	09/15/16 @ 100	844,000
1,250,000	NRG Energy, Inc.	BB-	7.875%	05/15/2021	05/15/16 @ 104	1,409,375
						2,970,375

	Entertainment - 0.7%
600,000	Yonkers Racing Corp.(a)	B+	11.375%	07/15/2016	07/15/13 @ 106	651,000

	Food - 0.8%
600,000	Dean Foods Co.	B-	7.000%	06/01/2016	N/A	666,750
100,000	SUPERVALU, Inc.(b)	B-	8.000%	05/01/2016	N/A	100,625
						767,375

	Forest Products & Paper - 1.0%
350,000	Longview Fibre Paper & Packing, Inc.(a)	B+	8.000%	06/01/2016	06/01/13 @ 104	369,250
500,000	Stora Enso OYJ (Finland)(a)	BB	6.404%	04/15/2016	N/A	540,000
						909,250

	Gas - 1.9%
1,650,000	Sabine Pass LNG, LP	BB+	7.500%	11/30/2016	N/A	1,831,500

	Health Care Products - 0.8%
750,000	Alere, Inc.	CCC+	9.000%	05/15/2016	05/15/14 @ 102	791,250

	Health Care Services - 4.2%
1,100,000	HCA, Inc.	B-	6.500%	02/15/2016	N/A	1,205,875
500,000	Health Management Associates, Inc.	BB-	6.125%	04/15/2016	N/A	552,500
1,000,000	Health Management Associates, Inc.	B-	7.375%	01/15/2020	01/15/16 @ 104	1,097,500
500,000	Symbion, Inc.	B	8.000%	06/15/2016	06/15/14 @ 104	525,000
515,000	Universal Health Services, Inc.	BB+	7.125%	06/30/2016	N/A	592,894
						3,973,769

	Home Builders - 1.2%
550,000	D.R. Horton, Inc.	BB-	6.500%	04/15/2016	N/A	611,875
250,000	Lennar Corp., Series B	BB-	6.500%	04/15/2016	N/A	276,563
200,000	Standard Pacific Corp.	B+	10.750%	09/15/2016	N/A	250,000
						1,138,438

	Household Products & Housewares - 1.5%
650,000	American Achievement Corp.(a)	B-	10.875%	04/15/2016	10/15/13 @ 105	606,125
750,000	Prestige Brands, Inc.	B-	8.125%	02/01/2020	02/01/16 @ 104	847,500
						1,453,625

	Internet - 2.4%
970,000	Equinix, Inc.	BB	7.000%	07/15/2021	07/15/16 @ 104	1,068,213
1,000,000	Zayo Group LLC / Zayo Capital, Inc.	CCC+	10.125%	07/01/2020	07/01/16 @ 105	1,177,500
						2,245,713

	Iron & Steel - 1.8%
700,000	APERAM (Luxembourg)(a)	B+	7.375%	04/01/2016	10/01/13 @ 104	701,750
1,000,000	ArcelorMittal (Luxembourg)	BB+	4.250%	03/01/2016	N/A	1,030,720
						1,732,470

	Leisure Time - 1.4%
500,000	Good Sam Enterprises, LLC	B3	11.500%	12/01/2016	12/01/13 @ 109	533,750
250,000	Icon Health & Fitness, Inc.(a)	CCC+	11.875%	10/15/2016	10/15/13 @ 106	210,000
500,000	Sabre Holdings Corp.	CCC+	8.350%	03/15/2016	N/A	545,000
						1,288,750

	Lodging - 4.9%
500,000	Boyd Gaming Corp.	CCC+	7.125%	02/01/2016	02/01/14 @ 100	502,500
750,000	Caesars Entertainment Operating Co., Inc.	CCC	10.750%	02/01/2016	02/01/14 @ 100	693,750
575,000	CityCenter Holdings, LLC / CityCenter Finance Corp.	B	7.625%	01/15/2016	01/15/14 @ 104	621,719
350,000	MGM Resorts International	B+	6.875%	04/01/2016	N/A	378,875
1,020,000	MGM Resorts International	B+	7.500%	06/01/2016	N/A	1,128,375
850,000	MGM Resorts International(b)	B+	10.000%	11/01/2016	N/A	1,015,750
330,000	Sugarhouse HSP Gaming Prop. Mezz., LP / Sugarhouse HSP Gaming Finance Corp.(a)	B-	8.625%	04/15/2016	10/15/13 @ 104	355,162
						4,696,131

	Machinery-Diversified - 0.7%
600,000	CNH America, LLC	BB+	7.250%	01/15/2016	N/A	675,000

	Media - 4.3%
1,057,000	AMC Networks, Inc.	BB-	7.750%	07/15/2021	07/15/16 @ 104	1,204,980
1,590,000	DISH DBS Corp.	BB-	7.125%	02/01/2016	N/A	1,776,825
600,000	New York Times Co.	BB-	6.625%	12/15/2016	N/A	659,250
100,000	Quebecor Media, Inc. (Canada)	B+	7.750%	03/15/2016	03/15/14 @ 100	102,000
348,000	Salem Communications Corp.	B	9.625%	12/15/2016	12/15/13 @ 105	385,845
						4,128,900

	Mining - 2.0%
1,750,000	Inmet Mining Corp. (Canada)(a)	B+	8.750%	06/01/2020	06/01/16 @ 104	1,911,875

	Miscellaneous Manufacturing - 1.0%
900,000	Bombardier, Inc. (Canada)(a)	BB	4.250%	01/15/2016	N/A	938,250

	Oil & Gas - 11.3%
500,000	Chaparral Energy, Inc.	B-	8.250%	09/01/2021	09/01/16 @ 104	565,000
900,000	Concho Resources, Inc.	BB+	7.000%	01/15/2021	01/15/16 @ 104	999,000
500,000	Continental Resources, Inc.	BB+	7.125%	04/01/2021	04/01/16 @ 104	570,000
500,000	Denbury Resources, Inc.	BB	6.375%	08/15/2021	08/15/16 @ 103	548,750
2,450,000	EP Energy, LLC / Everest Acquisition Finance, Inc.	B	9.375%	05/01/2020	05/01/16 @ 105	2,805,250
600,000	PBF Holding Co. LLC / PBF Finance Corp.(a)	BB+	8.250%	02/15/2020	02/15/16 @ 104	655,500
500,000	Penn Virginia Corp.(b)	B-	10.375%	06/15/2016	06/15/13 @ 105	532,500
1,250,000	Plains Exploration & Production Co.	B	6.125%	06/15/2019	06/15/16 @ 103	1,387,500
1,000,000	Plains Exploration & Production Co.	B	6.625%	05/01/2021	05/01/16 @ 103	1,118,750
1,000,000	Quicksilver Resources, Inc.	CCC+	11.750%	01/01/2016	07/01/13 @ 106	1,010,000
350,000	Quicksilver Resources, Inc.(b)	CCC	7.125%	04/01/2016	04/01/14 @ 100	285,250
250,000	SandRidge Energy, Inc.	B-	9.875%	05/15/2016	05/15/14 @ 102	266,737
						10,744,237

	Oil & Gas Services - 1.1%
1,000,000	Cie Generale de Geophysique - Veritas (France)	BB-	6.500%	06/01/2021	6/01/16 @ 103	1,045,000

	Packaging & Containers - 5.0%
1,000,000	Berry Plastics Corp.	CCC+	9.750%	01/15/2021	01/15/16 @ 105	1,160,000
1,000,000	Crown Americas / Crown Americas Capital Corp. III	BB	6.250%	02/01/2021	02/01/16 @ 103	1,095,000
850,000	Owens-Brockway Glass Container, Inc.	BB	7.375%	05/15/2016	N/A	981,750
500,000	Packaging Dynamics Corp.(a)	B	8.750%	02/01/2016	02/01/14 @ 102	525,000
850,000	Sealed Air Corp.(a)	BB-	8.375%	09/15/2021	09/15/16 @ 104	973,250
						4,735,000

	Pharmaceuticals - 4.1%
650,000	Valeant Pharmaceuticals International(a)	BB-	6.500%	07/15/2016	07/15/13 @ 103	686,156
1,000,000	Valeant Pharmaceuticals International(a)	BB-	6.375%	10/15/2020	10/15/16 @ 103	1,078,750
2,000,000	VPI Escrow Corp.(a)	BB-	6.375%	10/15/2020	10/15/16 @ 103	2,162,500
						3,927,406

	Pipelines - 2.9%
1,000,000	Kinder Morgan Finance Co. LLC	BB	5.700%	01/05/2016	N/A	1,093,457
500,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp.	BB	6.500%	08/15/2021	02/15/16 @ 103	542,500
525,000	Regency Energy Partners LP / Regency Energy Finance Corp.	BB	6.500%	07/15/2021	07/15/16 @ 103	576,187
500,000	Targa Resources Partners LP / Targas Resources Finance Corp.	BB	6.875%	02/01/2021	02/01/16 @ 103	547,500
						2,759,644

	Real Estate - 1.2%
500,000	Realogy Corp.(a)	BB-	7.625%	01/15/2020	01/15/16 @ 104	566,250
500,000	Realogy Corp.(a)	B-	9.000%	01/15/2020	01/15/16 @ 105	576,250
						1,142,500

	Real Estate Investment Trusts - 1.0%
500,000	Geo Group, Inc.	B+	6.625%	02/15/2021	02/15/16 @ 103	551,875
350,000	iStar Financial, Inc., Series 1	B+	5.875%	03/15/2016	N/A	362,250
						914,125

	Retail - 1.3%
900,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	Ba2	6.750%	05/20/2020	05/20/16 @ 103	974,250
250,000	Toys "R" US, Inc.(a) (b)	B+	7.375%	09/01/2016	09/01/13 @ 104	255,000
						1,229,250

	Shipbuilding - 1.0%
900,000	Huntington Ingalls Industries, Inc.	B+	7.125%	03/15/2021	03/15/16 @ 104	985,500

	Software - 1.9%
1,850,000	First Data Corp.(b)	CCC+	11.250%	03/31/2016	09/30/13 @ 100	1,838,438

	Telecommunications - 10.3%
350,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a)	CCC	14.750%	12/01/2016	N/A	492,625
800,000	Cricket Communications, Inc.	B+	7.750%	05/15/2016	05/15/14 @ 102	841,960
500,000	Integra Telecom Holdings, Inc.(a)	B-	10.750%	04/15/2016	04/15/14 @ 103	532,500
1,300,000	Intelsat Jackson Holdings SA (Luxembourg)	B	7.500%	04/01/2021	04/01/16 @ 104	1,413,750
450,000	ITC Deltacom, Inc.	B-	10.500%	04/01/2016	04/01/14 @ 103	477,000
1,000,000	Level 3 Financing, Inc.	CCC	8.625%	07/15/2020	01/15/16 @ 104	1,113,750
800,000	NII Capital Corp.(b)	CCC	10.000%	08/15/2016	08/15/13 @ 105	712,000
2,100,000	Sprint Nextel Corp.	B+	6.000%	12/01/2016	N/A	2,278,500
1,250,000	UPCB Finance V Ltd. (Cayman Islands)(a)	BB-	7.250%	11/15/2021	11/15/16 @ 104	1,381,250
500,000	Windstream Corp.	B	7.750%	10/01/2021	10/01/16 @ 104	541,250
						9,784,585

	Textiles - 0.1%
100,000	Mohawk Industries, Inc.	BBB-	6.375%	01/15/2016	N/A	113,125

	Transportation - 0.6%
500,000	CEVA Group PLC (United Kingdom)(a)	CCC+	11.625%	10/01/2016	10/01/13 @ 106	527,500

	Total Corporate Bonds - 97.9%
	(Cost $91,940,712)					93,130,747

Number
of Shares	Description					Value
	Exchange Traded Fund - 0.4%
9,500	SPDR Barclays High Yield Bond ETF(b)					388,360
	(Cost $385,542)

	Total Long-Term Investments - 98.3%
	(Cost $92,326,254)					93,519,107

	Investments of Collateral for Securities Loaned - 3.2%
3,012,164	BNY Mellon Securities Lending Overnight Fund, 0.1879%(c) (d)					3,012,164
	(Cost $3,012,164)

	Total Investments - 101.5%
	(Cost $95,338,418)					96,531,271
	Liabilities in excess of Other Assets - (1.5%)					(1,382,391)
	Net Assets - 100.0%					$ 95,148,880

LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
ULC - Unlimited Liability Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2013 these securities amounted to $22,670,068, which represents 23.8% of net assets.

(b)	Security, or portion thereof, was on loan at February 28, 2013.
(c)	At February 28, 2013, the total market value of the Fund's securities on loan was $2,941,382 and the total market value of the collateral held by the Fund was $3,012,164.
(d)	Interest rate shown reflects yield as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

BSJG | Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Country Allocation***
United States	87.1%
Luxembourg	4.3%
Canada	3.7%
France	1.6%
Cayman Islands	1.5%
United Kingdom	1.2%
Finland	0.6%
*** Subject to change daily. Based on long-term investments.

At February 28, 2013 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 95,338,418	$ 1,582,481	$ (389,628)	$ 1,192,853

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Funds’ Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ -	$ 93,131	$ -	$ 93,131
Exchange Traded Fund	388	-	-	388
Investments of Collateral for Securities Loaned	3,012	-	-	3,012
Total	$ 3,400	$ 93,131	$ -	$ 96,531

During the nine months ended February 28, 2013, there were no transfers between levels.

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.6%
	Advertising - 1.6%
$250,000	Lamar Media Corp.	BB-	5.875%	02/01/2022	02/01/17 @ 103	$272,500
300,000	Sitel, LLC / Sitel Finance Corp.(a)	B	11.000%	08/01/2017	08/01/14 @ 106	318,000
						590,500

	Aerospace & Defense - 1.0%
350,000	Kratos Defense & Security Solutions, Inc.	B	10.000%	06/01/2017	06/01/14 @ 105	388,063

	Auto Manufacturers - 0.2%
75,000	Oshkosh Corp.	BB	8.250%	03/01/2017	03/01/14 @ 104	82,312

	Auto Parts & Equipment - 0.9%
300,000	Schaeffler Finance BV (Netherlands)(a)	B+	7.750%	02/15/2017	N/A	341,250

	Banks - 7.2%
750,000	Ally Financial, Inc.	B+	5.500%	02/15/2017	N/A	816,748
400,000	Ally Financial, Inc.	B+	6.250%	12/01/2017	N/A	448,203
500,000	CIT Group, Inc.	BB-	5.000%	05/15/2017	N/A	534,375
750,000	CIT Group, Inc.	BB-	4.250%	08/15/2017	N/A	780,000
100,000	Synovus Financial Corp.	B	5.125%	06/15/2017	N/A	100,125
						2,679,451

	Beverages - 1.1%
350,000	Constellation Brands, Inc.	BB+	7.250%	05/15/2017	N/A	398,563

	Building Materials - 2.2%
250,000	Ainsworth Lumber Co. Ltd. (Canada)(a)	B	7.500%	12/15/2017	12/15/14 @ 104	270,313
250,000	Associated Materials, LLC / AMH New Finance, Inc.	B-	9.125%	11/01/2017	11/01/13 @ 107	262,187
250,000	Norbord Delaware GP(a)	BB-	7.700%	02/15/2017	N/A	286,250
						818,750

	Coal - 1.0%
350,000	CONSOL Energy, Inc.	BB	8.000%	04/01/2017	04/01/14 @ 104	382,375

	Commercial Services - 4.0%
250,000	Ashtead Capital, Inc.(a)	BB-	6.500%	07/15/2022	07/15/17 @ 103	270,625
250,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.(a)	B	4.875%	11/15/2017	05/15/15 @ 102	253,125
250,000	DynCorp International, Inc.	B-	10.375%	07/01/2017	07/01/14 @ 105	249,063
350,000	RR Donnelley & Sons Co.	BB	6.125%	01/15/2017	N/A	366,625
300,000	Service Corp. International	BB-	7.000%	06/15/2017	N/A	340,875
						1,480,313

	Computers - 0.7%
250,000	Unisys Corp.	BB-	6.250%	08/15/2017	N/A	270,625

	Diversified Financial Services - 4.4%
400,000	Credit Acceptance Corp.	BB	9.125%	02/01/2017	02/01/14 @ 105	438,000
250,000	E*Trade Financial Corp.	B-	6.000%	11/15/2017	11/15/14 @ 103	260,625
100,000	Ford Motor Credit Co., LLC	BB+	6.625%	08/15/2017	N/A	116,894
500,000	General Motors Financial Co., Inc.(a)	BB-	4.750%	08/15/2017	N/A	523,253
280,000	Nuveen Investments, Inc.(a)	CCC	9.125%	10/15/2017	10/15/14 @ 107	282,800
						1,621,572

	Electric - 3.6%
750,000	AES Corp.	BB-	8.000%	10/15/2017	N/A	870,000
82,000	Calpine Corp.(a)	BB-	7.250%	10/15/2017	10/15/13 @ 104	87,637
250,000	CMS Energy Corp.	BB+	6.550%	07/17/2017	N/A	296,833
100,000	InterGen NV (Netherlands)(a)	B	9.000%	06/30/2017	04/04/13 @ 105	96,000
						1,350,470

	Electrical Components & Equipment - 1.1%
250,000	International Wire Group Holdings, Inc.(a)	B	8.500%	10/15/2017	10/15/15 @ 104	256,875
150,000	WireCo WorldGroup, Inc.	B	9.500%	05/15/2017	05/15/13 @ 105	157,875
						414,750

	Food - 4.3%
582,000	Bumble Bee Acquisition Corp.(a)	B	9.000%	12/15/2017	12/15/14 @ 105	638,745
250,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.	CCC+	8.250%	09/01/2017	09/01/13 @ 106	268,750
350,000	Smithfield Foods, Inc.(b)	BB	7.750%	07/01/2017	N/A	404,250
250,000	Smithfield Foods, Inc.	BB	6.625%	08/15/2022	08/15/17 @ 103	272,500
						1,584,245

	Forest Products & Paper - 1.5%
250,000	Cascades, Inc. (Canada)	B+	7.750%	12/15/2017	12/15/13 @ 104	265,625
250,000	Sappi Papier Holding GmbH (Austria)(a)	BB	7.750%	07/15/2017	04/15/17 @ 100	277,187
						542,812

	Hand & Machine Tools - 0.7%
250,000	Thermadyne Holdings Corp.	B-	9.000%	12/15/2017	12/15/13 @ 107	272,500

	Health Care Products - 0.7%
250,000	Accellent, Inc.	B+	8.375%	02/01/2017	04/04/13 @ 106	266,250

	Health Care Services - 2.8%
250,000	Capella Healthcare, Inc.	B	9.250%	07/01/2017	07/01/13 @ 107	270,625
250,000	Centene Corp.	BB	5.750%	06/01/2017	N/A	266,250
200,000	Fresenius Medical Care US Finance, Inc.	BB+	6.875%	07/15/2017	N/A	230,000
250,000	Health Net, Inc.	BB	6.375%	06/01/2017	N/A	264,375
						1,031,250

	Home Builders - 3.9%
200,000	D.R. Horton, Inc.	BB-	4.750%	05/15/2017	N/A	212,000
75,000	KB Home	B	9.100%	09/15/2017	N/A	88,031
250,000	Lennar Corp.	BB-	12.250%	06/01/2017	N/A	334,063
250,000	Lennar Corp.	BB-	4.750%	12/15/2017	09/15/17 @ 100	260,625
250,000	Lennar Corp.(a)	BB-	4.750%	11/15/2022	08/15/22 @ 100	242,188
250,000	Ryland Group	BB-	8.400%	05/15/2017	N/A	297,187
						1,434,094

	Internet - 0.3%
100,000	Netflix, Inc.	BB-	8.500%	11/15/2017	N/A	109,681

	Iron & Steel - 4.7%
750,000	ArcelorMittal (Luxembourg)	BB+	5.000%	02/25/2017	N/A	781,076
50,000	Commercial Metals Co.	BB+	6.500%	07/15/2017	N/A	54,625
250,000	Ryerson, Inc. / Joseph T. Ryerson & Son, Inc.(a)	CCC+	9.000%	10/15/2017	04/15/15 @ 105	274,687
600,000	United States Steel Corp.	BB	6.050%	06/01/2017	N/A	627,000
						1,737,388

	Lodging - 3.6%
750,000	Caesars Entertainment Operating Co., Inc.	B	11.250%	06/01/2017	06/01/13 @ 106	801,562
500,000	MGM Resorts International	B+	7.625%	01/15/2017	N/A	553,750
						1,355,312

	Machinery-Diversified - 1.6%
500,000	Case New Holland, Inc.	BB+	7.875%	12/01/2017	N/A	589,375

	Media - 2.5%
400,000	Cablevision Systems Corp.	B+	8.625%	09/15/2017	N/A	466,000
350,000	DISH DBS Corp.	BB-	4.625%	07/15/2017	N/A	364,000
75,000	Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc.	B	8.875%	04/15/2017	04/15/14 @ 104	82,875
						912,875

	Metal Fabricate & Hardware - 1.0%
350,000	Mueller Water Products, Inc.	CCC+	7.375%	06/01/2017	06/01/13 @ 102	362,250

	Mining - 0.3%
100,000	Vulcan Materials Co.	BB	6.400%	11/30/2017	N/A	112,250

	Miscellaneous Manufacturing - 2.1%
250,000	Polypore International, Inc.(b)	B+	7.500%	11/15/2017	11/15/13 @ 106	270,000
450,000	SPX Corp.	BB+	6.875%	09/01/2017	N/A	505,125
						775,125

	Oil & Gas - 5.9%
250,000	Chesapeake Energy Corp.(b)	BB-	6.500%	08/15/2017	N/A	276,250
100,000	Comstock Resources, Inc.	B-	8.375%	10/15/2017	10/15/13 @ 104	106,250
100,000	Hercules Offshore, Inc.(a)	BB-	7.125%	04/01/2017	04/01/14 @ 105	108,250
500,000	Sandridge Energy, Inc.	B-	8.125%	10/15/2022	04/15/17 @ 104	540,625
100,000	Stone Energy Corp.	B-	8.625%	02/01/2017	02/01/14 @ 104	108,250
300,000	Sunoco, Inc.	BBB-	5.750%	01/15/2017	N/A	338,886
100,000	Swift Energy Co.	B+	7.125%	06/01/2017	04/04/13 @ 104	103,000
250,000	Tesoro Corp.	BB+	4.250%	10/01/2017	09/01/17 @ 100	261,250
350,000	WPX Energy, Inc.	BB+	5.250%	01/15/2017	N/A	365,750
						2,208,511

	Packaging & Containers - 1.4%
250,000	Pactiv LLC	CCC+	8.125%	06/15/2017	N/A	261,250
250,000	Sealed Air Corp.	BB-	7.875%	06/15/2017	06/15/13 @ 104	264,375
						525,625

	Pharmaceuticals - 1.0%
350,000	Valeant Pharmaceuticals International(a)	BB-	6.750%	10/01/2017	10/01/14 @ 103	381,500

	Pipelines - 3.7%
250,000	Access Midstream Partners, LP / ACMP Finance Corp.	BB-	6.125%	07/15/2022	01/15/17 @ 103	269,375
500,000	El Paso LLC	BB	7.000%	06/15/2017	N/A	571,389
500,000	NGPL Pipeco LLC(a)	B+	7.119%	12/15/2017	N/A	552,500
						1,393,264

	Real Estate - 1.4%
500,000	Toys "R" US Property Co. II, LLC	B+	8.500%	12/01/2017	12/01/13 @ 104	528,750

	Real Estate Investment Trusts - 0.3%
110,000	iStar Financial, Inc.(b)	B+	9.000%	06/01/2017	N/A	122,787

	Retail - 9.7%
250,000	Bon-Ton Department Stores, Inc.	Caa1	10.625%	07/15/2017	04/04/13 @ 100	248,750
200,000	Dollar General Corp.	BB+	4.125%	07/15/2017	N/A	212,500
100,000	Ferrellgas, LP / Ferrellgas Finance Corp.	B-	9.125%	10/01/2017	10/01/13 @ 105	108,000
362,000	Limited Brands, Inc.	BB-	6.900%	07/15/2017	N/A	417,205
250,000	Logan's Roadhouse, Inc.	B-	10.750%	10/15/2017	10/15/13 @ 108	237,500
500,000	Rite Aid Corp.(b)	B-	7.500%	03/01/2017	03/01/14 @ 101	516,250
400,000	Rite Aid Corp.	CCC	9.500%	06/15/2017	06/15/13 @ 103	422,500
500,000	Sally Holdings, LLC / Sally Capital, Inc.	BB+	5.750%	06/01/2022	06/01/17 @ 103	530,625
500,000	Sonic Automotive, Inc.	B+	7.000%	07/15/2022	07/15/17 @ 104	557,500
100,000	Tops Holding Corp./Tops Markets LLC(a)	B+	8.875%	12/15/2017	06/15/15 @ 104	108,750
250,000	Toys "R" US, Inc.(b)	CCC+	10.375%	08/15/2017	02/15/15 @ 105	245,625
						3,605,205

	Software - 0.7%
250,000	Aspect Software, Inc.	CCC+	10.625%	05/15/2017	05/15/14 @ 105	247,500

	Telecommunications - 11.5%
70,000	Cincinnati Bell, Inc.	B	8.250%	10/15/2017	10/15/13 @ 104	74,550
600,000	Frontier Communications Corp.(b)	BB-	8.250%	04/15/2017	N/A	688,500
250,000	Inmarsat Finance PLC (United Kingdom)(a)	BB+	7.375%	12/01/2017	12/01/13 @ 104	268,750
500,000	Sprint Nextel Corp.	B+	9.125%	03/01/2017	N/A	593,125
750,000	Sprint Nextel Corp.	B+	8.375%	08/15/2017	N/A	873,750
300,000	Telesat Canada / Telesat, LLC (Canada)(a)	B-	6.000%	05/15/2017	05/15/14 @ 103	314,250
750,000	Wind Acquisition Finance SA (Luxembourg)(a)	B+	11.750%	07/15/2017	07/15/13 @ 106	793,125
600,000	Windstream Corp.	B	7.875%	11/01/2017	N/A	682,500
						4,288,550

	Transportation - 3.0%
400,000	CEVA Group PLC (United Kingdom)(a) (b)	B-	8.375%	12/01/2017	12/01/13 @ 106	416,000
250,000	Florida East Coast Railway Corp.	B-	8.125%	02/01/2017	02/01/14 @ 104	270,312
400,000	Marquette Transportation Co. / Marquette Transportation Finance Corp.	B-	10.875%	01/15/2017	01/15/14 @ 105	427,500
						1,113,812

	Total Corporate Bonds - 97.6%
	(Cost $35,694,431)					36,319,905

Number
of Shares	Description					Value
	Exchange Traded Fund - 0.8%
7,700	SPDR Barclays High Yield Bond ETF(b)					314,776
	(Cost $311,339)

	Total Long-Term Investments – 98.4%
	(Cost $36,005,770)					36,634,681

	Investments of Collateral for Securities Loaned - 4.1%
1,524,480	BNY Mellon Securities Lending Overnight Fund, 0.1879%(c) (d)					1,524,480
	(Cost $1,524,480)

	Total Investments - 102.5%
	(Cost $37,530,250)					38,159,161
	Liabilities in excess of Other Assets - (2.5%)					(930,931)
	Net Assets - 100.0%					$ 37,228,230

BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
GmbH - Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2013, these securities amounted to $7,362,060, which represents 19.8% of net assets.

(b)	Security, or portion thereof, was on loan at February 28, 2013.
(c)	At February 28, 2013, the total market value of the Fund's securities on loan was $1,488,903 and the total market value of the collateral held by the Fund was $1,524,480.
(d)	Interest rate shown reflects yield as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Country Allocation***
United States	89.6%
Luxembourg	4.3%
Canada	2.3%
United Kingdom	1.9%
Netherlands	1.2%
Austria	0.7%
*** Subject to change daily. Based on long-term investments.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 37,530,250	$ 737,058	$ (108,147)	$ 628,911

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust ("Board of Trustees"). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ –	$ 36,320	$ –	$ 36,320
Exchange Traded Fund	315	-	-	315
Investments of Collateral for Securities Loaned	1,524	-	-	1,524
Total	$ 1,839	$ 36,320	$ –	$ 38,159

During the nine months ended February 28, 2013, there were no transfers between levels.

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.3%
	Auto Parts & Equipment - 1.0%
$300,000	Meritor, Inc.	B-	10.625%	03/15/2018	03/15/14 @ 105	$322,500
36,000	Tomkins LLC / Tomkins, Inc.	BB-	9.000%	10/01/2018	10/01/14 @ 105	40,410
						362,910

	Banks - 4.0%
359,000	Ally Financial, Inc.	B-	8.000%	12/31/2018	N/A	428,107
600,000	CIT Group, Inc.	BB-	5.250%	03/15/2018	N/A	648,000
350,000	CIT Group, Inc.(a)	BB-	6.625%	04/01/2018	N/A	399,000
						1,475,107

	Building Materials - 3.5%
250,000	Griffon Corp.	BB-	7.125%	04/01/2018	04/01/14 @ 105	271,875
250,000	Interline Brands, Inc.	B+	7.500%	11/15/2018	11/15/13 @ 106	271,875
300,000	Ply Gem Industries, Inc.(b)	B-	8.250%	02/15/2018	02/15/14 @ 106	326,250
350,000	USG Corp.	B-	9.750%	01/15/2018	N/A	413,437
						1,283,437

	Chemicals - 1.6%
600,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC	CCC+	8.875%	02/01/2018	02/01/14 @ 104	606,000

	Coal - 2.9%
700,000	Peabody Energy Corp.	BB+	6.000%	11/15/2018	N/A	747,250
300,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.	B	8.250%	04/15/2018	04/15/14 @ 104	317,250
						1,064,500

	Commercial Services - 2.6%
350,000	RR Donnelley & Sons Co.	BB	7.250%	05/15/2018	N/A	367,500
200,000	Service Corp. International	BB-	7.625%	10/01/2018	N/A	237,000
250,000	Speedy Cash Intermediate Holdings Corp.(a)	B	10.750%	05/15/2018	05/15/15 @ 105	268,750
100,000	United Rentals North America, Inc.	BB	5.750%	07/15/2018	07/15/15 @ 103	108,125
						981,375

	Computers - 1.4%
500,000	SunGard Data Systems, Inc.	B	7.375%	11/15/2018	11/15/13 @ 106	539,375

	Diversified Financial Services - 0.8%
250,000	General Motors Financial Co., Inc.	BB-	6.750%	06/01/2018	N/A	288,750

	Electric - 3.5%
250,000	CMS Energy Corp.	BB+	5.050%	02/15/2018	N/A	285,057
300,000	Ipalco Enterprises, Inc.	BB+	5.000%	05/01/2018	04/01/18 @ 100	321,000
600,000	NRG Energy, Inc.	BB-	7.625%	01/15/2018	N/A	690,750
						1,296,807

	Entertainment - 1.9%
500,000	Diamond Resorts Corp.	B-	12.000%	08/15/2018	08/15/14 @ 106	552,500
120,000	WMG Acquisition Corp.	B-	11.500%	10/01/2018	10/01/14 @ 109	139,950
						692,450

	Environmental Control - 1.5%
250,000	Darling International, Inc.	BB+	8.500%	12/15/2018	12/15/14 @ 104	285,625
250,000	Heckmann Corp.	B	9.875%	04/15/2018	04/15/15 @ 105	262,188
						547,813

	Food - 1.1%
142,000	B&G Foods, Inc.	B	7.625%	01/15/2018	01/15/14 @ 104	153,005
250,000	Pilgrim's Pride Corp.	B-	7.875%	12/15/2018	12/15/14 @ 104	268,125
						421,130

	Health Care Products - 2.8%
200,000	Alere, Inc.	CCC+	8.625%	10/01/2018	10/01/14 @ 104	211,000
150,000	Hanger, Inc.	B	7.125%	11/15/2018	11/15/14 @ 104	162,750
600,000	Kinetics Concept, Inc. / KCI USA, Inc.(a)	B	10.500%	11/01/2018	11/01/15 @ 105	649,500
						1,023,250

	Health Care Services - 7.4%
800,000	CHS / Community Health System, Inc.	BB	5.125%	08/15/2018	08/15/15 @ 103	843,000
300,000	DaVita HealthCare Partners, Inc.	B	6.375%	11/01/2018	11/01/13 @ 105	320,625
100,000	Fresenius Medical Care US Finance, Inc.(a)	BB+	6.500%	09/15/2018	N/A	113,500
350,000	HCA, Inc.	B-	8.000%	10/01/2018	N/A	410,375
600,000	Tenet Healthcare Corp.	B+	6.250%	11/01/2018	N/A	666,750
350,000	Vanguard Health Holding Co. II, LLC / Vanguard Holding Co. II, Inc.	B-	8.000%	02/01/2018	02/01/14 @ 104	374,500
						2,728,750

	Home Builders - 3.4%
305,000	KB Home	B	7.250%	06/15/2018	N/A	338,550
300,000	Lennar Corp.	BB-	6.950%	06/01/2018	N/A	337,125
500,000	Standard Pacific Corp.	B	8.375%	05/15/2018	N/A	591,250
						1,266,925

	Household Products & Housewares - 2.4%
170,000	Armored Autogroup, Inc.	CCC	9.250%	11/01/2018	11/01/14 @ 105	153,212
100,000	Central Garden and Pet Co.	CCC+	8.250%	03/01/2018	03/01/14 @ 104	103,750
600,000	Reynolds Group Issuer, Inc.	CCC+	8.500%	05/15/2018	05/15/14 @ 104	634,500
						891,462

	Insurance - 0.7%
250,000	Hub International Ltd.(a)	CCC+	8.125%	10/15/2018	10/15/14 @ 104	261,875

	Iron & Steel - 4.7%
250,000	APERAM (Luxembourg)(a)	B+	7.750%	04/01/2018	04/01/15 @ 104	248,125
500,000	Arcelormittal (Luxembourg)	BB+	6.125%	06/01/2018	N/A	539,755
300,000	Commercial Metals Co.	BB+	7.350%	08/15/2018	N/A	333,750
600,000	United States Steel Corp.(b)	BB	7.000%	02/01/2018	N/A	639,000
						1,760,630

	Lodging - 6.4%
500,000	Boyd Acquisition Sub LLC / Boyd Acquisition Finance Corp.(a)	CCC+	8.375%	02/15/2018	08/15/14 @ 106	526,250
350,000	Boyd Gaming Corp.(b)	B	9.125%	12/01/2018	12/01/14 @ 105	364,875
250,000	Caesars Entertainment Operating Co.	CCC	10.000%	12/15/2018	12/15/13 @ 105	161,250
250,000	Caesars Entertainment Operating Co., Inc.	CCC	10.000%	12/15/2018	12/15/13 @ 105	166,250
400,000	Marina District Finance Co., Inc.(b)	B+	9.875%	08/15/2018	08/15/14 @ 105	413,000
600,000	MGM Resorts International	B+	11.375%	03/01/2018	N/A	757,500
						2,389,125

	Media - 8.8%
350,000	Cablevision Systems Corp.	B+	7.750%	04/15/2018	N/A	386,750
250,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	7.875%	04/30/2018	04/30/14 @ 104	268,125
500,000	CSC Holdings LLC	BB+	7.875%	02/15/2018	N/A	578,750
350,000	CSC Holdings LLC	BB+	7.625%	07/15/2018	N/A	404,250
400,000	Gannett Co., Inc.	BB	7.125%	09/01/2018	09/01/14 @ 104	438,000
300,000	Nara Cable Funding Ltd (Ireland)(a)	B+	8.875%	12/01/2018	12/01/13 @ 109	311,250
400,000	Nara Cable Funding Ltd (Ireland)(a)	B+	8.875%	12/01/2018	12/01/13 @ 109	420,000
300,000	Sinclair Television Group, Inc.(b)	B	8.375%	10/15/2018	10/15/14 @ 104	336,000
100,000	XM Satellite Radio, Inc.(a)	BB	7.625%	11/01/2018	11/01/14 @ 104	110,750
						3,253,875

	Metal Fabricate & Hardware - 2.8%
300,000	Atkore International, Inc.	B	9.875%	01/01/2018	01/01/14 @ 107	332,250
400,000	JMC Steel Group, Inc.(a)	B	8.250%	03/15/2018	03/15/14 @ 106	427,000
250,000	Severstal Columbus, LLC	B	10.250%	02/15/2018	02/15/14 @ 105	270,000
						1,029,250

	Mining - 3.0%
500,000	Aleris International, Inc.	B	7.625%	02/15/2018	02/15/14 @ 106	531,250
525,000	Vulcan Materials Co.	BB	7.000%	06/15/2018	N/A	601,125
						1,132,375

	Miscellaneous Manufacturing - 1.5%
150,000	Amsted Industries, Inc.(a)	BB-	8.125%	03/15/2018	03/15/14 @ 104	162,000
350,000	Bombardier, Inc. (Canada)(a)	BB	7.500%	03/15/2018	N/A	399,438
						561,438

	Oil & Gas - 5.6%
350,000	Carrizo Oil & Gas, Inc.	B-	8.625%	10/15/2018	10/15/14 @ 104	381,500
300,000	Chesapeake Energy Corp.	BB-	6.875%	08/15/2018	08/15/13 @ 105	319,500
250,000	Chesapeake Energy Corp.	BB-	7.250%	12/15/2018	N/A	283,750
250,000	EPL Oil & Gas, Inc.	B-	8.250%	02/15/2018	02/15/15 @ 104	262,500
250,000	EPL Oil & Gas, Inc.(a)	B-	8.250%	02/15/2018	02/15/15 @ 104	261,875
100,000	Newfield Exploration Co.	BB+	7.125%	05/15/2018	05/15/13 @ 104	104,625
350,000	SandRidge Energy, Inc.(a)	B-	8.000%	06/01/2018	06/01/13 @ 104	369,967
100,000	Whiting Petroleum Corp.	BB+	6.500%	10/01/2018	10/01/14 @ 103	108,000
						2,091,717

	Oil & Gas Services - 0.8%
150,000	Exterran Holdings, Inc.	BB	7.250%	12/01/2018	12/01/13 @ 105	160,125
146,000	FTS International Services LLC / FTS International Bonds, Inc.(a)	B+	8.125%	11/15/2018	11/15/14 @ 104	151,840
						311,965

	Packaging & Containers - 1.0%
75,000	Berry Plastics Corp.	CCC+	9.500%	05/15/2018	05/15/14 @ 105	83,813
250,000	Owens-Illinois, Inc.	BB-	7.800%	05/15/2018	N/A	294,375
						378,188

	Pharmaceuticals - 1.5%
100,000	Grifols, Inc.	B+	8.250%	02/01/2018	02/01/14 @ 106	110,250
100,000	Valeant Pharmaceuticals International(a)	BB-	6.875%	12/01/2018	12/01/14 @ 103	109,125
300,000	Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC (Puerto Rico)	BB-	7.750%	09/15/2018	09/15/14 @ 104	325,500
						544,875

	Pipelines - 2.4%
200,000	El Paso LLC	BB	7.250%	06/01/2018	N/A	229,886
350,000	Kinder Morgan Finance Co. LLC(a)	BB	6.000%	01/15/2018	N/A	388,033
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	BB	7.875%	10/15/2018	10/15/14 @ 104	275,000
						892,919

	Real Estate Investment Trusts - 1.5%
500,000	Sabra Health Care LP / Sabra Capital Corp.	BB-	8.125%	11/01/2018	11/01/14 @ 104	542,500

	Retail - 4.3%
300,000	AutoNation, Inc.	BB+	6.750%	04/15/2018	N/A	344,250
86,000	CKE Restaurants, Inc.	B-	11.375%	07/15/2018	07/15/14 @ 106	100,620
100,000	DineEquity, Inc.	B-	9.500%	10/30/2018	10/30/14 @ 105	114,000
100,000	JC Penney Corp., Inc.	CCC+	5.750%	02/15/2018	N/A	84,250
75,000	Michaels Stores, Inc.	B	7.750%	11/01/2018	11/01/14 @ 104	82,219
250,000	New Academy Finance Co. LLC / New Academy Finance Corp.(a)	CCC+	8.000%	06/15/2018	12/15/13 @ 102	259,375
250,000	Suburban Propane Partners LP / Suburban Energy Finance Corp.	BB-	7.500%	10/01/2018	10/01/14 @ 104	271,250
400,000	Toys "R" Us, Inc.	CCC+	7.375%	10/15/2018	N/A	337,000
						1,592,964

	Semiconductors - 0.3%
100,000	Freescale Semiconductor, Inc.(a)	B	10.125%	03/15/2018	03/15/14 @ 105	111,250

	Software - 0.8%
100,000	Audatex North America, Inc.(a)	BB	6.750%	06/15/2018	06/15/14 @ 103	107,250
150,000	Infor US, Inc.	B-	11.500%	07/15/2018	07/15/15 @ 106	176,250
						283,500

	Telecommunications - 8.1%
350,000	Cincinnati Bell, Inc.	CCC+	8.750%	03/15/2018	03/15/14 @ 104	359,625
325,000	Frontier Communications Corp.	BB-	8.125%	10/01/2018	N/A	369,687
100,000	Level 3 Financing, Inc.	CCC	10.000%	02/01/2018	02/01/14 @ 105	111,000
100,000	PAETEC Holding Corp.	NR	9.875%	12/01/2018	12/01/14 @ 105	115,000
1,100,000	Sprint Nextel Corp.(a)	BB-	9.000%	11/15/2018	N/A	1,366,750
250,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB-	7.250%	02/15/2018	11/15/13 @ 105	256,875
400,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB-	7.250%	02/15/2018	11/15/13 @ 105	414,000
						2,992,937

	Transportation - 1.3%
400,000	CEVA Group PLC (United Kingdom)(a)	CCC+	11.500%	04/01/2018	04/01/14 @ 106	371,000
100,000	Quality Distribution, LLC / QD Capital Corp.	B-	9.875%	11/01/2018	11/01/14 @ 105	110,000
						481,000

	Total Corporate Bonds - 97.3%
	(Cost $35,157,022)					36,082,424

Number
of Shares	Description					Value
	Exchange Traded Fund - 0.6%
5,500	SPDR Barclays High Yield Bond ETF(b)					224,840
	(Cost $223,898)

	Total Long-Term Investments - 97.9%
	(Cost $35,380,920)					36,307,264

	Investments of Collateral for Securities Loaned - 2.9%
1,065,837	BNY Mellon Securities Lending Overnight Fund, 0.1879%(c) (d)					1,065,837
	(Cost $1,065,837)

	Total Investments - 100.8%
	(Cost $36,446,757)					37,373,101
	Liabilities in excess of Other Assets - (0.8%)					(289,722)
	Net Assets - 100.0%					$37,083,379

LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
ULC - Unlimited Liability Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2013 these securities amounted to $8,464,778, which represents 22.8% of net assets applicable to common shares.

(b)	Security, or portion thereof, was on loan at February 28, 2013.
(c)	At February 28, 2013, the total market value of the Fund's securities on loan was $1,042,396 and the total market value of the collateral held by the Fund was $1,065,837.
(d)	Interest rate shown reflects yield as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Country Allocation***
United States	91.0%
Luxembourg	4.0%
Ireland	2.0%
Canada	1.1%
United Kingdom	1.0%
Puerto Rico	0.9%
*** Subject to change daily. Based on total long-term investments.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 36,447,456	$ 987,523	$ (61,878)	$ 925,645

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ -	$ 36,082	$ -	$ 36,082
Exchange Traded Fund	225	-	-	225
Investments of Collateral for Securities Loaned	1,066	-	-	1,066
Total	$ 1,291	$ 36,082	$ -	$ 37,373

During the nine months ended February 28, 2013, there were no transfers between levels.

GIY Guggenheim Enhanced Core Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal
Amount	Description	Rating*	Coupon	Maturity	Value
	Long-Term Investments - 92.5%
	Corporate Bonds - 19.9%
	Banks - 6.7%
$40,000	Bank of America Corp.	A-	7.625%	06/01/2019	$51,089
50,000	Citigroup, Inc.	A-	8.125%	07/15/2039	74,481
50,000	City National Corp.	BBB+	5.250%	09/15/2020	55,701
50,000	Goldman Sachs Group, Inc., Series GMTN	A-	5.375%	03/15/2020	57,566
40,000	JPMorgan Chase & Co.	A	4.750%	03/01/2015	43,026
50,000	Morgan Stanley, Series GMTN	A-	7.300%	05/13/2019	62,100
					343,963

	Biotechnology - 1.0%
40,000	Biogen IDEC, Inc.	BBB+	6.875%	03/01/2018	49,072

	Building Materials - 0.2%
9,000	Owens Corning	BBB-	6.500%	12/01/2016	10,166

	Diversified Financial Services - 0.8%
40,000	American Express Co.	BBB+	7.250%	05/20/2014	43,140

	Electric - 1.0%
50,000	Constellation Energy Group, Inc.	BBB-	4.550%	06/15/2015	53,795

	Insurance - 5.5%
50,000	ACE INA Holdings, Inc.	A	2.600%	11/23/2015	52,520
40,000	American Financial Group, Inc.	BBB+	9.875%	06/15/2019	52,630
50,000	Axis Specialty Finance, LLC	A-	5.875%	06/01/2020	56,668
50,000	Chubb Corp.	A+	5.750%	05/15/2018	61,149
50,000	PartnerRe Finance, LLC	A-	6.875%	06/01/2018	60,794
					283,761

	Media - 2.1%
40,000	CBS Corp.	BBB	8.875%	05/15/2019	53,737
50,000	Time Warner, Inc.	BBB	4.750%	03/29/2021	56,444
					110,181

	Oil & Gas - 1.0%
40,000	EQT Corp.	BBB	8.125%	06/01/2019	49,835

	Pipelines - 1.2%
50,000	Oneok, Inc.	BBB	5.200%	06/15/2015	54,523
6,000	Williams Cos., Inc.	BBB-	8.750%	03/15/2032	8,210
					62,733

	Retail - 0.4%
19,000	Macy's Retail Holdings, Inc.	BBB	7.875%	07/15/2015	22,034

	Total Corporate Bonds - 19.9%
	(Cost $948,579)				1,028,680

	Mortgage Backed Securities - 51.9%
486,277	Freddie Mac	NR	5.500%	01/01/2039	528,131
1,155,021	Freddie Mac	NR	4.500%	11/01/2039	1,235,260
896,610	Freddie Mac	NR	3.000%	11/01/2042	924,647
	(Cost $2,631,876)				2,688,038

	U.S. Government Agency Securities - 9.0%
5,000	Federal Home Loan Banks	AA+	3.125%	12/13/2013	5,116
400,000	Freddie Mac	AA+	5.250%	04/18/2016	460,116
	(Cost $448,133)				465,232

	U.S. Treasury Securities - 11.7%
600,000	U.S. Treasury Note/Bond	NR	3.125%	11/15/2041	606,750
	(Cost $633,887)

	Total Long-Term Investments - 92.5%
	(Cost $4,662,475)				4,788,700

	Short-Term Investments - 6.9%
	U.S. Treasury Securities - 6.8%
350,000	U.S. Treasury Bill	NR	0.070%	03/07/2013	349,998
	(Cost $349,997)

Number
of Shares	Description				Value
	Money Market Fund - 0.1%
5,283	Dreyfus Treasury Prime Cash Management Institutional Shares				5,283
	(Cost $5,283)

	Total Short-Term Investments - 6.9%				355,281
	(Cost $355,280)

	Total Investments - 99.4%
	(Cost $5,017,755)				5,143,981
	Other Assets in excess of Liabilities - 0.6%				31,857
	Net Assets - 100.0%				$ 5,175,838

LLC - Limited Liability Company
NR – Not Rated

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aa+.   The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Country Allocation**
United States	100.0%
** Subject to change daily. Based on total long-term investments.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$5,017,755	$153,363	($27,137)	$126,226

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund's investments carried by caption and by level withing the fair value hierarchy as of February 28, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ -	$ 1,029	$ -	$ 1,029
Mortgage Backed Securities	-	2,688	-	2,688
U.S. Government Agency Securities	-	465	-	465
U.S. Treasury Securities	-	957	-	957
Money Market Fund	5	-	-	5
Total	$ 5	$ 5,139	$ -	$ 5,144

During the nine months ended February 28, 2013, there were no transfers between levels.

GSY Guggenheim Enhanced Short Duration Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 27.1%
	Banks - 4.3%
$1,500,000	Barclays Bank PLC (United Kingdom)(a)	A+	1.345%	01/13/2014	N/A	$1,508,789
2,000,000	Fifth Third Bancorp	BBB	6.250%	05/01/2013	N/A	2,019,416
300,000	Fifth Third Bank, Series BKNT(a)	BBB+	0.400%	05/17/2013	N/A	299,975
2,250,000	UBS AG, Series FRN (Switzerland)(a)	A	1.301%	01/28/2014	N/A	2,265,266
1,500,000	Wachovia Corp., Series MTN	A+	5.500%	05/01/2013	N/A	1,512,135
300,000	Wachovia Corp., Series MTN(a)	A+	0.489%	08/01/2013	N/A	300,369
1,500,000	Wells Fargo & Co., Series FRN(a)	A+	1.230%	06/26/2015	N/A	1,521,648
						9,427,598

	Commercial Financial - 2.8%
900,000	Ford Motor Credit Co., LLC	BB+	8.000%	06/01/2014	N/A	971,821
2,000,000	Ford Motor Credit Co., LLC	BB+	8.700%	10/01/2014	N/A	2,229,960
3,000,000	General Electric Capital Corp.(a)	AA+	1.338%	07/02/2015	N/A	3,036,996
						6,238,777

	Construction Materials - 0.7%
1,500,000	CRH America, Inc.	BBB+	5.300%	10/15/2013	N/A	1,539,462

	Consumer Financial - 0.2%
400,000	American Express Credit Corp.(a)	A-	1.160%	06/24/2014	N/A	403,549

	Development Bank - 0.7%
1,500,000	Korea Development Bank (South Korea)	A	8.000%	01/23/2014	N/A	1,596,002

	Exploration & Production - 0.5%
1,000,000	Canadian Oil Sands Ltd. (Canada)(b)	BBB	5.800%	08/15/2013	N/A	1,023,018

	Financial Services- 4.3%
3,000,000	Goldman Sachs Group, Inc., Series MTN(a)	A-	1.301%	07/29/2013	N/A	3,010,479
3,500,000	JPMorgan Chase & Co., Series GMTN(a)	A	0.908%	02/26/2016	N/A	3,504,644
3,000,000	Morgan Stanley	A-	2.875%	01/24/2014	N/A	3,056,670
						9,571,793

	Food & Beverages - 0.2%
500,000	Anheuser - Busch InBev Worldwide, Inc.(a)	A	0.665%	07/14/2014	N/A	502,453

	Hardware- 1.1%
2,500,000	Xerox Corp., Series FRN(a)	BBB-	1.710%	09/13/2013	N/A	2,510,603

	Life Insurance - 1.7%
3,240,000	Allstate Life Global Funding Trusts, Series MTN	A+	5.375%	04/30/2013	N/A	3,264,971
400,000	MetLife, Inc.(a)	A-	1.546%	08/06/2013	N/A	402,058
						3,667,029

	Media Non-Cable - 1.3%
2,613,000	WPP Finance (United Kingdom)	BBB	8.000%	09/15/2014	N/A	2,878,943

	Mining - 1.2%
2,500,000	Xstrata Finance Canada Ltd. (Canada)(b)	BBB+	2.850%	11/10/2014	N/A	2,566,180

	Property & Casuality Insurance - 2.6%
3,100,000	Aspen Insurance Holdings Ltd. (Bermuda)	BBB+	6.000%	08/15/2014	N/A	3,281,899
500,000	Berkshire Hathaway, Inc., Series FRN(a)	AA+	0.990%	08/15/2014	N/A	505,099
2,000,000	XL Group PLC (Ireland)	BBB+	5.250%	09/15/2014	N/A	2,117,138
						5,904,136

	Railroad - 1.5%
2,240,000	CSX Corp.	BBB	5.750%	03/15/2013	N/A	2,243,250
1,000,000	CSX Corp.	BBB	5.500%	08/01/2013	N/A	1,020,006
						3,263,256

	Retail Staples- 0.9%
2,000,000	Walgreen Co.(a)	BBB	0.810%	03/13/2014	N/A	2,005,858

	Software & Services- 1.0%
2,000,000	CA, Inc.	BBB+	6.125%	12/01/2014	N/A	2,161,260

	Trucking & Leasing - 1.4%
3,000,000	Penske Truck Leasing Co., LP / PTL Finance Corp.(b)	BBB-	2.500%	07/11/2014	N/A	3,051,519

	Utilities - 0.7%
1,500,000	Taqa Abu Dhabi National Energy Co. (United Arab Emirates)(b)	A-	6.600%	08/01/2013	N/A	1,536,750

	Total Corporate Bonds - 27.1%
	(Cost $59,596,523)					59,848,186

	Asset Backed Securities - 10.6%
	Airlines - 0.6%
1,413,867	ACS Pass-Through Trust, Series 2007-1X, Class G1	A+	0.509%	06/14/2037	N/A	1,321,966

	Collateralized Debt Obligation - 1.2%
1,500,000	GSC Partners Gemini Fund Ltd., Series 1A, Class C (Cayman Islands)(a) (b)	AAA	3.805%	10/10/2014	N/A	1,500,045
96,005	Putnam Structured Product Funding, Series 2001-1A, Class A1SS (Cayman Islands)(a) (b)	AA	0.788%	02/25/2032	N/A	91,935
1,214,036	South Coast Funding, Series 5X, Class A1 (Cayman Islands)(a)	A	0.656%	08/06/2039	N/A	1,189,755
						2,781,735

	Collateralized Loan Obligation - 6.0%
2,500,000	Battalion CLO II Ltd., Series 2012-2A, Class C (Cayman Islands)(a) (b)	BBB	4.304%	11/15/2019	N/A	2,500,175
1,000,000	Genesis CLO Ltd., Series 2007-2X, Class A1 (Cayman Islands)(a)	BBB	4.305%	01/10/2016	N/A	996,234
1,500,000	Goldentree Credit Opportunities Financing Ltd., Series 2012-1X, Class B2 (Cayman Islands)(a) (c)	Aa2	4.308%	09/15/2024	N/A	1,500,015
500,000	Golub Capital Partners Fundings Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (b)	A	1.058%	03/15/2022	N/A	465,505
2,000,000	Great Lakes CLO 2012-1 Ltd., Series 2012-1A, Class C (Cayman Islands)(a) (b)	A	4.674%	01/15/2023	N/A	1,956,880
250,000	ICE EM CLO, Series 2007-1A, Class A1D (Ireland)(a) (b)	AAA	0.815%	08/15/2022	N/A	238,498
500,000	ICE EM CLO, Series 2007-1X, Class A2 (Ireland)(a)	AA	1.065%	08/15/2022	N/A	440,900
500,000	Knightbridge CLO Ltd., Series 2007-1X, Class A2 (Cayman Islands)(a) (b)	AA+	1.155%	01/11/2022	N/A	465,050
2,000,000	Newstar Trust, Series 2012-2A, Class B(a)	Aa2	3.558%	01/20/2023	N/A	2,019,980
2,000,000	Salus CLO 2012-1 Ltd., Series 2012-1A, Class B (Cayman Islands)(a) (b)	AA	4.808%	03/05/2021	N/A	2,000,080
750,000	Telos CLO Ltd., Series 2013-3A, Class C (Cayman Islands)(a) (b) (c)	A	3.288%	01/17/2024	N/A	726,285
						13,309,602

	Financial - 0.8%
1,872,000	Garanti Diversified Payment Rights Finance Co., Series 2007-A, Class A1 (Cayman Islands)(a)	BBB	0.495%	07/09/2017	N/A	1,760,317

	Other - 0.9%
1,953,778	Drug Royalty II LP, Series 2012-1, Class A1(a) (b)	BBB	4.304%	01/15/2025	N/A	1,975,641

	Transportation - 1.1%
1,195,581	Aircraft Lease Securitisation Ltd., Series 2007-1X, Class G3 (Jersey) (a)	A	0.459%	05/10/2032	N/A	1,153,018
1,365,836	Genesis Funding Ltd, Series 2006-1X, Class G1 (Bermuda)(a)	A-	0.442%	12/19/2032	N/A	1,241,408
						2,394,426
	Total Asset Backed Securities - 10.6%
	(Cost $23,202,262)					23,543,687

	Collateralized Mortgage Obligations - 0.6%
	Commercial Mortgage Backed Security - Traditional - 0.5%
1,011,735	Credit Suisse Commercial Mortgage Trust, Series 2007-TF2A, Class A1(a) (b)	BB-	0.381%	04/15/2022	N/A	982,246

	Residential Mortgage Backed Security - 0.1%
273,976	Accredited Mortgage Loan Trust, Series 2006-2, Class A3(a)	BB	0.352%	09/25/2036	N/A	270,397

	Total Collateralized Mortgage Obligations - 0.6%
	(Cost $1,225,687)					1,252,643

	US Government and Agency Security - 1.1%
2,500,000	Fannie Mae	AA+	0.800%	11/24/2015	08/24/13 @ 100	2,502,857
	(Cost $2,500,000)

	Term Loans - 6.3%(d)
	Communication Equipment - 0.4%
994,715	Avaya, Inc.(a)	B	4.812%	10/26/2017	N/A	928,745

	Consumer Products - 0.3%
498,750	Reynolds Group Holdings, Inc.(a)	B+	4.750%	09/20/2018	N/A	505,401

	Electric Equipment- 0.1%
278,578	Excelitas Technologies Corp.(a)	BB-	5.000%	11/29/2019	N/A	279,971

	Entertainment - 0.2%
400,000	Travelport, LLC(a)	B+	5.056%	08/21/2015	N/A	394,642

	Financial Services - 1.4%
1,000,000	Nuveen Investments, Inc.(a)	B	5.764%	05/13/2017	N/A	1,014,625
1,991,261	RPI Finance Trust(a)	BBB-	3.500%	05/10/2018	N/A	2,013,662
						3,028,287

	Home & Office - 0.5%
1,000,000	Serta Simmons Holdings, LLC(a)	B+	5.000%	09/19/2019	N/A	1,013,355

	Life Insurance - 0.2%
478,985	CNO Financial Group(a)	B+	5.000%	09/18/2018	N/A	485,372

	Media Non-Cable- 0.7%
500,000	Acosta, Inc.(a)	B+	5.000%	03/01/2018	N/A	505,688
1,000,000	Getty Images, Inc.(a)	B	4.750%	10/03/2019	N/A	1,009,860
						1,515,548

	Oil & Gas Services - 0.4%
748,125	Paradigm Pinnacle Holding Co. (Luxembourg)(a)	B+	6.500%	07/24/2019	N/A	753,362

	Other - 0.2%
500,000	Ellucian (Datatel)(a)	Ba3	4.500%	07/19/2018	N/A	505,155

	Retail Staples- 0.2%
498,750	BJ's Wholesale Club, Inc.(a)	B	5.750%	09/20/2019	N/A	500,466

	Software & Services- 1.4%
892,009	Aspect Software, Inc.(a)	B	7.000%	05/07/2016	N/A	902,601
500,000	Deltek, Inc.(a)	B+	6.000%	10/04/2018	N/A	505,355
750,000	First Data Corp.(a)	B+	4.205%	03/23/2018	N/A	742,605
1,000,000	First Data Corp.(a)	B+	5.205%	09/30/2018	N/A	1,002,160
						3,152,721

	Travel & Leisure - 0.1%
249,375	Cannery Casino Resorts, LLC(a)	BB-	6.000%	09/25/2018	N/A	253,071

	Waste & Environmental Service Equipment & Facility - 0.2%
500,000	ADS Waste Holdings, Inc.(a)	B+	4.250%	10/09/2019	N/A	501,757

	Total Term Loans - 6.3%
	(Cost $13,580,803)					13,817,853

Number
of Shares	Description					Value
	Exchange Traded Funds - 5.2%
72,700	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF					1,882,930
208,000	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF					5,541,120
148,000	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF					3,953,080
	(Cost $11,260,238)					11,377,130

Principal
Amount	Description	Rating*		Maturity	Value
	Short-Term Securities - 49.0%
	Commercial Paper - 25.7%
$6,000,000	American Water Capital Corp.	A2		03/04/2013	5,999,820
5,500,000	AON Corp.	A2		03/28/2013	5,498,790
2,500,000	Campbell Soup Co.	A2		03/11/2013	2,499,950
6,000,000	Celgene Corp.	A2		03/21/2013	5,999,040
2,000,000	CIGNA Corp.	A2		03/18/2013	1,999,720
5,850,000	National Grid Holdings, Inc.	A2		03/06/2013	5,849,766
6,000,000	Nissan Motor Acceptance Corp.	A2		03/19/2013	5,999,100
6,000,000	Pacific Gas & Electric Co.	A2		03/08/2013	5,999,760
6,000,000	Tesco Treasury Services PLC	A2		03/13/2013	5,999,400
6,000,000	Verizon Communication, Inc.	A2		03/07/2013	5,999,700
5,000,000	Viacom, Inc.	A2		03/12/2013	4,999,557
	(Cost $56,844,354)				56,844,603

	Repurchase Agreements - 22.8%
798,000	Jefferies & Company, Inc., dated 2/27/2013; Proceeds at maturity - $799,736; (Collateralized by J.P. Morgan Alternative Loan Trust, Series 2007-A1, Class 1A2A, 0.2600%, due 03/25/2037; Market Value $1,720,885)			03/28/2013	798,000
9,911,000	Jefferies & Company, Inc., dated 2/27/2013; Proceeds at maturity - $9,914,992; (Collateralized by Maryland State & Local Facilities Loan, Series B, 4.000%, due 03/15/2021; Market Value $10,432,440)			03/28/2013	9,911,000
2,012,000	Jefferies & Company, Inc., dated 2/27/2013; Proceeds at maturity - $2,016,376; (Collateralized by Wells Fargo Mortgage Backed Securities, Series 2007-AR8, Class A1, 5.990%, due 11/25/2037; Market Value $2,533,066)			03/28/2013	2,012,000
7,079,000	Jefferies & Company, Inc. dated 2/27/2013; Proceeds at maturity - $7,094,397; (Collateralized by HIS Asset Securitization Corp., Series 2007-NC1, Class A1, 0.3000%, due 04/25/2037; Market Value $9,158,720)			03/28/2013	7,079,000
9,223,498	Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 2/19/2013; Proceeds at maturity - $9,234,213; (Collateralized by CountryWide Alternative Loan Trust, Series 2006-0A18, Class A1, 0.3200%, due 12/25/2046; Market Value $11,625,762)			04/01/2013	9,223,498
9,865,000	Nomura Securities International, Inc., dated 2/8/2013; Proceeds at maturity - $9,874,317; (Collateralized by Banc of America Funding Corp., Series 2005-8, Class 2A8, 5.750%, due 01/25/2036; Market Value $12,331,250)			03/14/2013	9,865,000
8,398,000	RBS Securities, Inc., dated 2/4/2013; Proceeds at maturity - $8,402,180; Collateralized by MLCC Mortgage Investors, Inc., Series 2005-3, Class 1A, 2.750%, due 11/25/2035, Market Value $10,499,521)			03/04/2013	8,398,000
2,970,000	RBS Securities, Inc., dated 2/4/2013; Proceeds at maturity - $2,971,478; Collateralized by Citigroup Mortgage Loan Trust, Inc., Series 2006-AR9, Class 1A3, 0.4400%, due 11/25/2036, Market Value $3,712,050)			03/04/2013	2,970,000
	(Cost $50,256,498)				50,256,498

	Short Term Municipal Bonds - 0.3%
	New York - 0.3%
300,000	New York City Municipal Water Finance Authority(e)	A-2	0.210%	03/15/13 @ 100	300,000
400,000	New York City, New York General Obligation Variable Rate, Series L-5(e)	A-2	0.210%	03/04/13 @ 100	400,000
	(Cost $700,000)				700,000

Number
of Shares	Description				Value
	Money Market Fund - 0.2%
443,460	Dreyfus Treasury Prime Cash Management Institutional Shares				443,460
	(Cost $443,460)	AAAm

	Total Short-Term Investments - 49.0%
	(Cost $108,244,312)				108,244,561

	Total Investments - 99.9%
	(Cost $219,609,825)				220,586,917
	Other Assets in excess of Liabilities - 0.1%				255,621
	Net Assets - 100.0%				$220,842,538

AG - Stock Corporation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc., Fitch Ratings or DBRS.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided. For securities not rated by Standard & Poor's Rating Group, Moody, Investor Services, Inc or Fitch Rating Group, the rating by DBRS is provided)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Floating or variable rate coupon. The rate shown is as of February 28, 2013.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2013 these securities amounted to $22,396,239, which represents 10.1% of net assets.

(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $2,226,300 which represents 1.0% of net assets.

(d)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(e)	Security has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term security. The rate shown is that earned by the Fund as of February 28, 2013.

The obligations of certain United States Government sponsored entities are neither insured nor guaranteed by the United States Treasury.

GSY | Guggenheim Enhanced Short Duration Bond ETF

Country Allocation***
United States	82.9%
Cayman Islands	6.9%
Bermuda	2.1%
United Kingdom	2.0%
Canada	1.6%
Ireland	1.3%
Switzerland	1.0%
South Korea	0.7%
United Arab Emirates	0.7%
Jersey	0.5%
Luxembourg	0.3%
*** Subject to change daily. Based on total investments.

At February 28, 2013 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 219,610,565	$ 1,011,258	$ (34,906)	$ 976,352

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and  asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by  management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ -	$ 59,848	$ -	$ 59,848
Asset Backed Securities
Airlines	-	1,322	-	1,322
Collateralized Debt Obligation	-	2,782	-	2,782
Collateralized Loan Obligation	-	11,084	2,226	13,310
Financial	-	1,760	-	1,760
Other	-	1,975	-	1,975
Transportation	-	2,395	-	2,395
Collateralized Mortgage Obligations	-	1,253	-	1,253
U.S. Government Agency Securities	-	2,503	-	2,503
Term Loans	-	13,818	-	13,818
Exchange Traded Funds	11,377	-	-	11,377
Commercial Paper	-	56,845	-	56,845
Municipal Bonds	-	700	-	700
Repurchase Agreement	-	50,256	-	50,256
Money Market Fund	443	-	-	443
Total	$ 11,820	$ 206,541	$ 2,226	$ 220,587

During the nine months ended February 28, 2013, there were no transfers between Level 1 and Level 2.

There was one transfer from Level 2 to Level 3 for the asset backed securities during the nine months ended February 28, 2013 due to the lack of an available market price at period end. A transfer in the amount of $1,500,015 for Goldentree Credit Opportunities Financing Ltd.

With regards to the Level 3 securities:
Goldentree Credit Opportunities Financing Ltd. and Telos CLO Ltd. were priced using an option adjusted spread model based on broker quotes.

The following table presents the activity for the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the nine months ended February 28, 2013.

Beginning Balance at 5/31/12
Asset Backed Securities	$ -
Purchases:
Asset Backed Securities	726
Transfer In:
Asset Backed Securities	1,500
Ending Balance at 2/28/13
Asset Backed Securities	2,226
Total Level 3 holdings	$ 2,226

LVL Guggenheim S&P Global Dividend Opportunities Index ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.2%
	Common Stocks - 100.0%
	Australia - 16.1%
899	ASX Ltd.	$33,547
1,161	Australia & New Zealand Banking Group Ltd.	34,136
3,464	Bendigo and Adelaide Bank Ltd.	35,214
14,541	CFS Retail Property Trust Group, REIT	31,112
478	Commonwealth Bank of Australia	32,919
437,234	David Jones Ltd.(a)	1,248,855
454,387	DUET Group	1,028,045
194,759	Iluka Resources Ltd.(a)	2,097,525
513,368	Metcash Ltd.	2,144,287
1,132	National Australia Bank Ltd.	34,998
4,131	OZ Minerals Ltd.	26,897
878,752	SP AusNet	1,070,551
8,314	Stockland, REIT	32,003
557,940	Tatts Group Ltd.	1,822,099
6,470	Telstra Corp. Ltd.	30,403
1,112	Westpac Banking Corp.	35,029
		9,737,620

	Belgium - 6.1%
60,379	Belgacom SA	1,690,030
38,667	Telenet Group Holding NV(b)	1,982,370
		3,672,400

	Bermuda - 2.9%
48,055	Seadrill Ltd.	1,754,494

	Brazil - 2.6%
78,045	CPFL Energia SA, ADR	1,601,483

	Canada - 5.0%
1,077	Bell Aliant, Inc.	27,908
89,995	Canadian Oil Sands Ltd.	1,847,959
141,641	PetroBakken Energy Ltd.(a)	1,173,855
		3,049,722

	Cayman Islands - 0.7%
655,000	Dongyue Group	434,141

	Czech Republic - 0.6%
896	CEZ AS	26,986
21,821	Telefonica Czech Republic AS	360,793
		387,779

	Denmark - 3.0%
244,040	TDC A/S(a)	1,840,035

	Finland - 1.6%
1,342	Elisa OYJ	28,317
43,636	Fortum OYJ	833,464
993	Orion OYJ, Class B	29,469
4,550	Stora ENSO OYJ	30,635
2,435	UPM-Kymmene OYJ	28,507
		950,392

	France - 4.3%
1,688	AXA SA	29,361
380	Fonciere DES Regions, REIT	31,482
157,105	France Telecom SA	1,523,798
17,309	Neopost SA	1,002,348
		2,586,989

	Germany - 0.1%
1,525	Freenet AG	34,133
766	RWE AG	28,175
		62,308

	Hong Kong - 0.1%
66,000	Shougang Fushan Resources Group Ltd.	29,107
67,000	Yuexiu Real Estate Investment Trust, REIT	35,337
		64,444

	Israel - 6.3%
1,512,050	Bezeq The Israeli Telecommunication Corp. Ltd.	1,938,030
145,328	Israel Chemicals Ltd.	1,878,356
		3,816,386

	Italy - 0.1%
1,708	Atlantia SpA	29,587
7,545	Terna Rete Elettrica Nazionale SpA	31,584
		61,171

	Luxembourg - 2.5%
43,803	Oriflame Cosmetics SA	1,520,244

	Netherlands - 1.9%
1,593	Corio NV, REIT	73,589
322,745	Koninklijke KPN NV	1,102,953
		1,176,542

	Norway - 0.1%
2,080	Gjensidige Forsikring ASA	33,354

	Portugal - 2.9%
583,933	EDP - Energias de Portugal SA	1,754,305

	Singapore - 2.7%
14,000	Ascendas Real Estate Investment Trust, REIT	29,069
33,000	Hutchison Port Holdings Trust	26,730
8,000	Keppel Land Ltd.	26,887
1,519,098	STX OSV Holdings Ltd.	1,552,542
19,000	Suntec Real Estate Investment Trust, REIT	27,554
		1,662,782

	South Africa - 4.3%
8,272	African Bank Investments Ltd.	26,551
22,411	Kumba Iron Ore Ltd.(a)	1,419,510
460,788	MMI Holdings Ltd.	1,147,772
		2,593,833

	South Korea - 0.0%*
1,820	KT Corp., ADR	29,448

	Spain - 3.1%
1,316	Enagas SA	31,562
113,741	Ferrovial SA	1,785,879
566	Red Electrica Corporacion	31,359
		1,848,800

	Sweden - 4.6%
43,764	NCC AB	1,144,090
1,866	Skanska AB	33,235
100,571	Tele2 AB	1,607,139
		2,784,464

	Switzerland - 0.1%
110	Zurich Insurance Group AG	30,235

	Taiwan - 0.1%
953	Chunghwa Telecom Co. Ltd., ADR(a)	29,562

	Thailand - 3.3%
843,418	Shin Corp. PCL	2,019,951

	Turkey - 3.1%
21,298	Eregli Demir ve Celik Fabrikalari TAS	27,471
64,289	Tupras Turkiye Petrol Rafinerileri AS	1,801,443
7,772	Turk Telekomunikasyon AS	32,062
		1,860,976

	United Kingdom - 2.4%
1,546	Admiral Group PLC	29,358
606	AstraZeneca PLC	27,555
445,146	Firstgroup PLC	1,308,174
2,580	National Grid PLC	28,569
1,297	SSE PLC	28,469
6,695	TUI Travel PLC	32,246
		1,454,371

	United States - 19.4%
58,983	American Capital Agency Corp., REIT	1,870,941
2,074	Annaly Capital Management, Inc., REIT	32,126
1,720	Ares Capital Corp.	31,846
24,929	Capstead Mortgage Corp., REIT	312,610
653,767	Chimera Investment Corp., REIT	1,948,226
1,238	Government Properties Income Trust, REIT	32,757
59,018	Hatteras Financial Corp., REIT	1,575,190
887	Highwoods Properties, Inc., REIT	32,375
1,278	Hospitality Properties Trust, REIT	34,123
1,429	Invesco Mortgage Capital, Inc., REIT	30,038
1,163	Mack-Cali Realty Corp., REIT	33,006
785	Mercury General Corp.	30,513
3,537	MFA Financial, Inc., REIT	31,408
2,200	New York Community Bancorp, Inc.	29,700
1,235	Omega Healthcare Investors, Inc., REIT	34,568
1,106	PennyMac Mortgage Investment Trust, REIT	28,114
162,864	Prospect Capital	1,815,934
822	TAL International Group, Inc.	35,387
190,292	Valley National Bancorp(a)	1,908,629
118,675	Vector Group Ltd.	1,904,734
		11,752,225

	Total Common Stocks - 100.0%
	(Cost $62,309,136)	60,570,456

	Preferred Stocks - 0.2%
	Brazil - 0.1%
2,814	Cia Energetica de Minas Gerais, ADR	33,487
7,115	Oi SA, ADR(a)	26,254
1,576	Vale SA, ADR	28,951
		88,692

	Germany - 0.1%
995	ProSiebenSat.1 Media AG	34,341

	Total Preferred Stocks - 0.2%
	(Cost $134,244)	123,033

	Total Long-Term Investments - 100.2%
	(Cost $62,443,380)	60,693,489

	Investments of Collateral for Securities Loaned - 10.0%
6,079,455	BNY Mellon Securities Lending Overnight Fund, 0.1879%(c) (d)	6,079,455
	(Cost $6,079,455)

	Total Investments - 110.2%
	(Cost $68,522,835)	66,772,944
	Liabilities in excess of Other Assets - (10.2%)	(6,168,099)
	Net Assets - 100.0%	$ 60,604,845

* Less than 0.1%
AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
AS - Joint Stock Company
ASA - Stock Company
A/S - Limited Liability Stock Company or Stock Company
NV - Publicly Traded Company
OYJ - Public Traded Company
PCL - Public Company Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SpA - Limited Share Company

(a)	Security, or portion thereof, was on loan at February 28, 2013.
(b)	Non-income producing security.
(c)	At February 28, 2013, the total market value of the Fund's securities on loan was $5,779,336 and the total market value of the collateral held by the Fund was $6,079,455.
(d)	Interest rate shown reflects yield as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Security of Investments by Sector Classification**
Communications	23.6%
Financial	19.1%
Energy	10.9%
Utilities	10.8%
Basic Materials	9.8%
Industrial	9.7%
Consumer, Non-cyclical	9.3%
Consumer, Cyclical	5.1%
Technology	1.7%
** Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groups of related industries.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 68,901,866	$ 2,437,055	$(4,565,977)	$ (2,128,922)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust ("Board of Trustees"). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 60,570	$ -	$ -	$ 60,570
Preferred Stocks	123	-	-	123
Investments of Collateral for Securities Loaned	6,080	-	-	6,080
Total	$ 66,773	$ -	$ -	$ 66,773

During the nine months ended November 30, 2012, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	April 29, 2013

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 29, 2013